                                      Registration Nos. 333-157121 and 811-22024

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
                                      1933

                       Post-Effective Amendment No. 5 |X|

                        Post-Effective Amendment No. |_|

                                     and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
                                      1940

                              Amendment No. 23 |X|

                   COMMONWEALTH ANNUITY SEPARATE ACCOUNT A OF
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                              (Name of Depositor)

                          132 Turnpike Road, Suite 210
                       Southborough, Massachusetts 01772
                           Telephone: (508) 460-2400
              (Address of Depositor's Principal Executive Office)

         Scott D. Silverman, Senior Vice President, General Counsel and
               Corporate Secretary Commonwealth Annuity and Life
                               Insurance Company
                          132 Turnpike Road, Suite 210
                       Southborough, Massachusetts 01772
                           Telephone: (508) 460-2408
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2014 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on (date) pursuant to paragraph (a)(1) of Rule 485
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f- 2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2013 and was filed before March 30, 2014.

                               PROSPECTUS FOR
                     FLEXIBLE PREMIUM VARIABLE DEFERRED
                              ANNUITY CONTRACTS
             ----------------------



                   COMMONWEALTH ANNUITY SEPARATE ACCOUNT A
             ----------------------



                        COMMONWEALTH ANNUITY HORIZON
                         VARIABLE ANNUITY ISSUED BY

               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                 HOME OFFICE:                                  SERVICE CENTER MAILING ADDRESS:
         132 Turnpike Road, Suite 210                                  P.O. Box 758550
            Southborough, MA 01772                                Topeka, Kansas 66675-8550
                1-866-297-7531                                         1-800-457-8803

This Prospectus describes flexible premium variable deferred annuity contracts (the "Contract") issued by Commonwealth Annuity and Life Insurance Company ("we" or "Commonwealth Annuity"). The Contract is designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. This Prospectus describes both Qualified Contracts and Non-Qualified Contracts, and the Contract may be purchased by natural persons, or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval. INVESTING IN THE CONTRACT INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF SOME OR ALL OF YOUR INVESTMENT. REPLACING YOUR EXISTING ANNUITY OR LIFE INSURANCE POLICY WITH THE CONTRACT MAY NOT BE TO YOUR ADVANTAGE. The Contract may be purchased only if the older Annuitant has not attained age 91.

THE CONTRACTS ARE NOT INSURED BY THE FDIC. THEY ARE OBLIGATIONS OF THE ISSUING INSURANCE COMPANY AND NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK OR SAVINGS INSTITUTION AND ARE SUBJECT TO RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. YOU SHOULD READ IT BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. WE HAVE FILED A STATEMENT OF ADDITIONAL INFORMATION ("SAI") WITH THE SECURITIES AND EXCHANGE COMMISSION. THE CURRENT SAI HAS THE SAME DATE AS THIS PROSPECTUS AND IS INCORPORATED BY REFERENCE IN THIS PROSPECTUS. YOU MAY OBTAIN A FREE COPY BY WRITING US AT OUR SERVICE CENTER OR CALLING 1-800-457-8803. A TABLE OF CONTENTS FOR THE SAI APPEARS AT THE END OF THIS PROSPECTUS. YOU MAY ALSO FIND THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") AT THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                       PROSPECTUS DATED MAY 1, 2014

You may allocate Purchase Payments and/or transfer Contract Value to one or more of the Subaccounts of the Commonwealth Annuity Separate Account A. Currently, you may choose among Subaccounts that invest in the following Insurance Funds (certain funds may not be available in all states):


GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE      -  Fidelity VIP Freedom 2020 Portfolio
SHARES)                                              -  Fidelity VIP Freedom 2025 Portfolio
-  Goldman Sachs VIT Core Fixed Income Fund          -  Fidelity VIP Freedom 2030 Portfolio
-  Goldman Sachs VIT Equity Index Fund               -  Fidelity VIP Freedom 2035 Portfolio
- Goldman Sachs VIT Global Markets Navigator         -  Fidelity VIP Freedom 2040 Portfolio
  Fund                                               -  Fidelity VIP Freedom 2045 Portfolio
- Goldman Sachs VIT Growth Opportunities             -  Fidelity VIP Freedom 2050 Portfolio
  Fund                                               -  Fidelity VIP Growth Opportunities Portfolio
- Goldman Sachs VIT High Quality Floating Rate       -  Fidelity VIP Index 500 Portfolio
  Fund                                               -  Fidelity VIP Mid Cap Portfolio
-  Goldman Sachs VIT Large Cap Value Fund            -  Fidelity VIP Overseas Portfolio
-  Goldman Sachs VIT Mid Cap Value Fund              -  Fidelity VIP Strategic Income Portfolio
-  Goldman Sachs VIT Money Market Fund               FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
-  Goldman Sachs VIT Strategic Growth Fund           TRUST (CLASS 2)
- Goldman Sachs VIT Strategic International          -  FT VIP Franklin Income VIP Fund
  Equity Fund                                        -  FT VIP Franklin Small Cap Value VIP Fund
- Goldman Sachs VIT Structured Small Cap             - FT VIP Franklin Mutual Global Discovery VIP
  Equity Insights Fund                                 Fund
- Goldman Sachs VIT Structured U.S. Equity           -  FT VIP Franklin Mutual Shares VIP Fund
  Insights Fund                                      -  FT VIP Templeton Growth VIP Fund
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE       JANUS ASPEN SERIES (SERVICE SHARES)
INSURANCE FUNDS) (SERIES II SHARES)                  -  Janus Aspen Enterprise Portfolio
-  Invesco V.I. American Franchise Fund              -  Janus Aspen Forty Portfolio
-  Invesco V.I. Core Equity Fund                     -  Janus Aspen Perkins Mid Cap Value Portfolio
-  Invesco V.I. Global Health Care Fund              MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND,     -  MFS(R) New Discovery Series
INC. (CLASS B)                                       -  MFS(R) Utilities Series
- AllianceBernstein VPS Intermediate Bond            OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
  Portfolio                                          SHARES)
- AllianceBernstein VPS International Value          -  Oppenheimer Capital Income Fund/VA
  Portfolio                                          -  Oppenheimer Global Fund/VA
- AllianceBernstein VPS Small/Mid Cap Value          -  Oppenheimer Global Strategic Income Fund/VA
  Portfolio                                          -  Oppenheimer Main Street Small Cap Fund(R)/VA
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE  PIONEER VARIABLE CONTRACTS TRUST (CLASS I)
CLASS 2)                                             -  Pioneer Select Mid Cap Growth VCT Portfolio
-  Fidelity VIP Contrafund(R) Portfolio              PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
-  Fidelity VIP Equity-Income Portfolio              -  Pioneer Disciplined Value VCT Portfolio
-  Fidelity VIP Disciplined Small Cap Portfolio      -  Pioneer Emerging Markets VCT Portfolio
-  Fidelity VIP Freedom Income Portfolio             -  Pioneer Mid Cap Value VCT Portfolio
-  Fidelity VIP Freedom 2005 Portfolio
-  Fidelity VIP Freedom 2010 Portfolio
-  Fidelity VIP Freedom 2015 Portfolio


Effective January 31, 2013, the AllianceBernstein VPS Small Cap Growth Portfolio was closed to new money.


In addition, Qualified Contracts also may choose among Subaccounts that invest in the following Publicly-Available Funds:

     -   Goldman Sachs Balanced Strategy Portfolio (Class A)

     -   Goldman Sachs Equity Growth Strategy Portfolio (Class A)

     -   Goldman Sachs Growth and Income Strategy Portfolio (Class A)

     -   Goldman Sachs Growth Strategy Portfolio (Class A)

     -   Goldman Sachs International Real Estate Securities Fund (Class A)

     -   Goldman Sachs Real Estate Securities Fund (Class A)

     -   Goldman Sachs Technology Tollkeeper Fund (Class A)

Many of the Publicly-Available Funds are also available for direct purchase outside of an annuity or life insurance policy. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees and charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Publicly-Available Funds available through us, rather than to information that may be available through alternate sources.


You may contact our Service Office at 1-800-457-8803 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

                              TABLE OF CONTENTS



                                                                                                  Page
                                                                                                ------
DEFINITIONS.....................................................................................     5
SUMMARY OF EXPENSES.............................................................................     7
CONDENSED FINANCIAL INFORMATION.................................................................     8
DISTRIBUTION COSTS..............................................................................     9
SUMMARY.........................................................................................     9
COMMONWEALTH ANNUITY, THE SEPARATE ACCOUNT AND THE FUNDS........................................    11
THE CONTRACTS...................................................................................    24
  A.    GENERAL INFORMATION.....................................................................    24
        1.      Purchase Payments...............................................................    24
        2.      Free Look Period................................................................    24
        3.      Owners, Annuitants, and Beneficiaries...........................................    25
        4.      Assignment......................................................................    26
  B.    THE ACCUMULATION PERIOD.................................................................    26
        1.      Application of Purchase Payments................................................    26
        2.      Accumulation Unit Value.........................................................    27
        3.      Contract Value..................................................................    28
        4.      Transfers During The Accumulation Period........................................    28
        5.      Disruptive Trading..............................................................    29
        6.      Withdrawals and Surrenders During The Accumulation Period.......................    31
        7.      Death Benefit...................................................................    31
        8.      Telephone and Facsimile Transactions............................................    33
        9.      Termination of Contract.........................................................    33
CONTRACT CHARGES AND EXPENSES...................................................................    34
  A.    ASSET-BASED CHARGES.....................................................................    34
  B.    CONTRACT FEE............................................................................    34
  C.    INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES...........................................    34
  D.    STATE PREMIUM TAXES.....................................................................    35
  E.    REDUCTION OR ELIMINATION OF CERTAIN CHARGES.............................................    35
THE ANNUITY PERIOD..............................................................................    36
  A.    ANNUITY PAYMENTS........................................................................    36
  B.    ANNUITY OPTIONS.........................................................................    36
  C.    BASIS OF ANNUITY OPTIONS................................................................    38
  D.    DEATH PROCEEDS DURING THE ANNUITY PERIOD................................................    38
  E.    PROTECTION OF BENEFITS..................................................................    38
  F.    AGE, GENDER AND SURVIVAL................................................................    38
PAYMENTS TO CONTRACT OWNERS.....................................................................    39
FEDERAL TAX MATTERS.............................................................................    40
  A.    INTRODUCTION............................................................................    40
  B.    OUR TAX STATUS..........................................................................    40
  C.    TAXATION OF ANNUITIES IN GENERAL........................................................    40
  D.    QUALIFIED PLANS.........................................................................    44
  E.    FEDERAL INCOME TAX WITHHOLDING..........................................................    47
  F.     OTHER TAX ISSUES.......................................................................    47
DISTRIBUTION OF CONTRACTS.......................................................................    49
VOTING RIGHTS...................................................................................    50
REPORTS TO CONTRACT OWNERS AND INQUIRIES........................................................    50
DOLLAR COST AVERAGING...........................................................................    50

                                                                                         Page
                                                                                       ------
AUTOMATIC ASSET REBALANCING............................................................    51
SYSTEMATIC WITHDRAWAL PLAN.............................................................    51
GENERAL CONTRACT PROVISIONS............................................................    52
  A.    CONTRACT MODIFICATION..........................................................    52
  B.    ENTIRE CONTRACT................................................................    52
  C.    INCONTESTABILITY...............................................................    52
  D.    NON-PARTICIPATING..............................................................    52
LEGAL PROCEEDINGS......................................................................    52
FINANCIAL STATEMENTS...................................................................    52
APPENDIX A--COMMONWEALTH ANNUITY AND LIFE INSURANCE
  COMPANY DEFERRED FIXED AND VARIABLE ANNUITY IRA,
  ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT.........................................   A-1
APPENDIX B--CONDENSED FINANCIAL INFORMATION............................................   B-1

        TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                                         Page
                                                                                       ------
GENERAL INFORMATION AND HISTORY........................................................     2
SERVICES TO THE SEPARATE ACCOUNT.......................................................     2
STATE PREMIUM TAX CHART................................................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........................................     3
EXPERTS................................................................................     3
FINANCIAL STATEMENTS...................................................................     3
FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND
  LIFE INSURANCE COMPANY AND SEPARATE ACCOUNT A........................................   F-1

                                 DEFINITIONS


The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD--The period between the Date of Issue of a Contract and the Annuity Date.

ACCUMULATION UNIT--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

ANNUITANT--The person whose life is used to determine the duration of Annuity Payments involving a life contingency. When two people are named as joint Annuitants, the term "Annuitant" means the joint Annuitants or the survivor.

ANNUITY DATE--The Valuation Date on which annuity payments are to commence. Subject to state variation, the Annuity Date may not be earlier than the first Contract Anniversary or later than the Valuation Date on or next following the later of: (1) ten years from the Date of Issue; or (2) the first day of the month following the month in which the Annuitant attains age 99. In the case of joint Annuitants, we will refer to the age of the older Annuitant.

ANNUITY OPTION--One of several forms in which annuity payments can be made.

ANNUITY PERIOD--The period starting on the Annuity Date during which we make annuity payments to you.

BENEFICIARY--The person designated to receive any benefits under a Contract upon your death. (see Primary Beneficiary and Contingent Beneficiary).

CODE--The Internal Revenue Code of 1986, as amended.

COMPANY ("WE", "US", "OUR", "COMMONWEALTH ANNUITY")--Commonwealth Annuity and Life Insurance Company.

CONTINGENT BENEFICIARY--The person designated to receive any benefits under a Contract upon your death should all Primary Beneficiaries predecease you. In the event that a Contingent Beneficiary also predeceases you, the benefits will be distributed pro rata to the surviving Contingent Beneficiaries. If there are no surviving Contingent Beneficiaries, the benefits will be paid to your estate (see Beneficiary and Primary Beneficiary).

CONTRACT--A Flexible Premium Variable Deferred Annuity Contract.

CONTRACT ANNIVERSARY--The same date each year as the Date of Issue. If there is no Valuation Date in a year that coincides with the Date of Issue, the Contract Anniversary is the next Valuation Date.

CONTRACT VALUE--The sum of your values in the Subaccount(s).

CONTRACT YEAR--A period of twelve consecutive months starting on the Date of Issue or on any Contract Anniversary.

DATE OF ISSUE--The date on which the first Contract Year commences.

DUE PROOF OF DEATH--A certified death certificate and all necessary claim paperwork, settlement instructions, and such other information we may require to process the death benefit. We also may require the return of the Contract.

FUND OR FUNDS--An investment company or separate series thereof, in which Subaccounts of the Separate Account invest.

GENERAL ACCOUNT--All our assets other than those allocated to any legally segregated separate account.

MONTHIVERSARY--The same date each month as the Date of Issue. If the Date of Issue falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the Monthiversary will be the last date of that month. If there is no Valuation Date in the calendar month that coincides with the Date of Issue, the Monthiversary is the next Valuation Date.

NON-QUALIFIED CONTRACT--A Contract which does not receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

OWNER ("CONTRACT OWNER", "YOU", "YOUR", "YOURS")--The person(s) designated in the Contract as having the privileges of Ownership. The Contract may be owned by natural persons, or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. When two people are named as joint Owners, the term "Owner" means the joint Owners or the survivor.

PRIMARY BENEFICIARY--The person designated to receive any benefits under a Contract upon your death. In the event that a Primary Beneficiary predeceases you, the benefits will be distributed pro rata to the surviving Primary Beneficiaries. In the event that all Primary Beneficiaries predecease you, proceeds will be paid to the surviving Contingent Beneficiaries (see Beneficiary and Contingent Beneficiary).

PURCHASE PAYMENTS--The dollar amount we receive in U.S. currency to buy the benefits the Contract provides.

QUALIFIED CONTRACT--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

SEPARATE ACCOUNT--Commonwealth Annuity Separate Account A.

SERVICE CENTER--se(2), Inc. (an affiliate of Security Distributors, Inc.) and its affiliates (collectively, "se(2)") provide administrative, accounting and other services to the Company. The principal administrative offices of se(2) are located at One Security Place, Topeka, KS 66675, telephone
1-800-457-8803.

SUBACCOUNTS--The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund.

VALUATION DATE--Each day when the New York Stock Exchange is open for trading. The close of business on each Valuation Date is generally 3:00 p.m. Central time.

VALUATION PERIOD--The interval of time between two consecutive Valuation
Dates.

                             SUMMARY OF EXPENSES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE AMONG SUBACCOUNTS.


                     CONTRACT OWNER TRANSACTION EXPENSES

         Sales Load Imposed on Purchase Payments..................................     None
         Withdrawal Charges.......................................................     None
         State Premium Taxes......................................................  0% to 3.50%

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

                              PERIODIC EXPENSES


          Annual Contract Fee (deducted monthly from Contract Value)*....................  $30.00

          SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF CONTRACT VALUE)
               Mortality and Expense Risk Charge.........................................    0.60%
               Administration Charge.....................................................    0.15%
                                                                                           --------
               Total Separate Account Annual Expenses....................................    0.75%
                                                                                           --------


           -------------
             * We will waive this fee for Contracts with Contract Value of
               $50,000 or more as of the Valuation Date we would otherwise deduct the fee. We assess one-twelfth of the contract fee on each Monthiversary.

                      ANNUAL FUND OPERATING EXPENSES[1]


THE NEXT TABLE SHOWS THE LOWEST AND HIGHEST TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE YEAR ENDED DECEMBER 31, 2013 THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CURRENT AND FUTURE EXPENSES COULD BE HIGHER OR LOWER THAN THOSE SHOWN IN THE FOLLOWING TABLE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.




TOTAL ANNUAL FUND OPERATING EXPENSES                       MINIMUM                          MAXIMUM
-------------------------------------------     ----------------------------     ----------------------------
Expenses that are deducted from                   Annual charge of 0.35% of         Annual charge of 1.66%
Fund assets, including management                 average daily net assets        of average daily net assets
fees, distribution and/or service
(12b-1) fees and other expenses.




-----------------------------
HIGHEST AND LOWEST EXPENSES AFTER FEE REDUCTIONS AND EXPENSE REIMBURSEMENTS. For the year ended December 31, 2013, the lowest Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, is 0.28%. The Investment Adviser has agreed to (i) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets and (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. Each arrangement will remain in effect through at least April 30, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.



For the year ended December 31, 2013, the HIGHEST Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, is 1.66%. There is no expense reduction or waiver in place, respectively, for this Fund.


THE FUNDS' INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSE INFORMATION FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.


                                   EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes both maximum and minimum fees and expenses of any of the Funds, prior to any fee waivers or expense reimbursements. If these arrangements were considered, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be the following whether you surrender, annuitize, or remain invested at the end of the applicable period:



                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Maximum Fund Expenses....................................    $248    $762    $1,303    $2,781
     Minimum Fund Expenses....................................    $116    $360     $625     $1,380


The fee table and Example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Example assumes no transfers were made and does not include the deduction of state premium taxes, which may be assessed before or upon surrender or annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount.


                             DISTRIBUTION COSTS

For information concerning the compensation we pay for sales of the Contract, see "DISTRIBUTION OF CONTRACTS."


                                   SUMMARY

The summary does not contain all information that may be important. Read the entire Prospectus and the Contract before deciding to invest. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement or rider to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.

The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus. Currently, the Contracts may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Code or as individual retirement annuities including Roth IRAs. The Contracts are also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. A Contract purchased in connection with a qualified plan does not provide any additional tax deferred treatment of earnings beyond the treatment that is already provided by the qualified plan itself. (See "TAXATION OF ANNUITIES IN GENERAL" and "QUALIFIED PLANS") Therefore, the tax deferral provided by the Contract is not necessary for Contracts used in qualified plans, so for such plans the Contract should be purchased for other features and benefits, such as the Annuity Options.

You may make Purchase Payments under the Contract, subject to certain minimum limitations and other restrictions. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking ("PAC") Agreement"). (See "PURCHASE PAYMENTS") We do not deduct a sales charge from any Purchase Payment.

You have the right within the "free look" period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contract for a refund during the "free look" period, also include a letter instructing us to cancel the Contract. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued. Generally the refund will be the Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. In the states that require the return of Purchase Payments, we will return the greater of Purchase Payments (less any withdrawals) or Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. In addition, a special "free look" provision applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities (although for such Contracts, if the amount returned would be less than the Contract Value we will return the Contract Value). (See "FREE LOOK PERIOD")

During the Accumulation Period, we provide for variable accumulations and benefits for amounts allocated to one or more of the Subaccounts selected by you. Each Subaccount invests in a corresponding Fund. (See "THE FUNDS") Your Contract Value will vary with the investment performance of the Funds you select. The investment risk under the Contract is borne by you.

Transfers among Subaccounts are permitted before the Annuity Date, if allowed by your qualified plan and subject to limitations. (See "TRANSFERS DURING THE ACCUMULATION PERIOD") We offer Automatic Asset

Rebalancing, Dollar Cost Averaging, and a Systematic Withdrawal Plan. (See "AUTOMATIC ASSET REBALANCING," "DOLLAR COST AVERAGING," and "SYSTEMATIC WITHDRAWAL PLAN")

You may make partial withdrawals from the Contract or surrender the Contract, subject to certain restrictions. (See "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD"). Withdrawals and surrenders will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals also reduce your Contract Value and your death benefit. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD" and "FEDERAL TAX MATTERS")

If you die before the Annuity Date, we will pay the Beneficiary a death benefit. (See "DEATH BENEFIT"). On the Annuity Date, you can elect to receive regular annuity payments on a fixed basis for various periods of time depending on your need for income and the choices available under the Contract. (See "ANNUITY PERIOD")

We assess a mortality and expense risk charge and an administration charge. We may also assess a contract fee and applicable premium taxes. (See "CONTRACT CHARGES AND EXPENSES") The Funds will incur certain management fees and other expenses. (See "SUMMARY OF EXPENSES," "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES," and the Funds' prospectuses)

You can generally exchange all or a portion of one annuity contract for another, or a life insurance policy for an annuity contract, in a "tax-free exchange' under Section 1035 of the Code. If you are thinking about a 1035 exchange, you should compare the old contract and the Contract described in this Prospectus carefully. Remember that if you exchange another contract for the Contract described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract. Also, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for the Contract described in this Prospectus unless you determine, after knowing all the facts, that the exchange is in your best interest (the person selling you the Contract will generally earn a commission if you buy the Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

We offer other variable annuity contracts that have different policy features. However, these other contracts also have different charges that would affect your Subaccount performance and Contract Value. To obtain more information about these other contracts, contact our Service Center or your agent.

          COMMONWEALTH ANNUITY, THE SEPARATE ACCOUNT AND THE FUNDS

THE COMPANY.    Unless otherwise specified, any reference to the "Company"
refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). The Company's Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400

The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282. Effective September 1, 2006, the Company changed its name from Allmerica Financial Life Insurance and Annuity Company to Commonwealth Annuity and Life Insurance Company.


Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly- owned indirect subsidiary of Global Atlantic Financial Group Limited ("Global Atlantic"). Currently, Goldman Sachs owns approximately 22% of the outstanding ordinary shares of Global Atlantic, Goldman Sachs and Global Atlantic employees own approximately 4.5% of the outstanding ordinary shares, and unaffiliated investors, none of whom own more than 9.9%, own the remaining 73.5% of the outstanding ordinary shares.



 The registered office of Global Atlantic Financial Group Limited is located at Appleby Services (Bermuda) Ltd., Canon's Court, 22 Victoria Street, Hamilton HM 12 Bermuda.


Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

At this time, we are relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.


THE SEPARATE ACCOUNT

We established the Commonwealth Annuity Separate Account A on February 9, 2007 pursuant to Massachusetts law. The SEC does not supervise the management, investment practices or policies of the Separate Account or Commonwealth Annuity. Subject to the provisions of the Contract, units of the Subaccounts under the Contract are offered on a continuous basis.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

Each Subaccount of the Separate Account invests exclusively in shares of one of the corresponding Funds. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and fees, and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Fund are reinvested in that Fund at net asset value and retained as assets of the corresponding Subaccount.


THE FUNDS

SELECTION OF FUNDS.    We select the Funds offered through the Contract, and we
may consider various factors, including, but not limited to asset class coverage, the strength of the investment adviser's (and/or subadviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We also consider whether the Fund or one of its service providers (E.G., the investment adviser, administrator, distributor, and/or their affiliates) will make payments to us or our affiliates, as described below. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract Owners.

You are responsible for choosing the Subaccounts and the amounts allocated to each that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk of investing in the Subaccounts, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund. After you select Subaccounts for your initial Purchase Payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

We do not provide investment advice and we do not recommend or endorse any of the particular Funds available as investment options in the Contract.

THE FUNDS.    The Separate Account invests in shares of registered, open-end management investment companies. There are two types of Funds generally offered under the Contract, INSURANCE FUNDS AND PUBLICLY-AVAILABLE FUNDS.


INSURANCE FUNDS:

Insurance Funds are available solely to variable annuity or life insurance contracts and certain qualified retirement plans. (See "FEDERAL TAX MATTERS") Nonqualified Contracts generally can invest only in Insurance Funds. All Contracts, both Qualified and Nonqualified, may choose among Subaccounts that invest in the following Insurance Funds:

INSURANCE FUND                   PORTFOLIO NAME         INVESTMENT OBJECTIVE       INVESTMENT ADVISER
-------------------------   ------------------------  ------------------------  ------------------------
Goldman Sachs               Goldman Sachs VIT         Seeks a total return      Goldman Sachs Asset
   Variable Insurance       Core Fixed Income         consisting of capital     Management, L.P.
   Trust (Service Shares)   Fund                      appreciation and income
                                                      that exceeds the total
                                                      return of the Barclays
                                                      Capital U.S. Aggregate
                                                      Bond.


INSURANCE FUND                   PORTFOLIO NAME         INVESTMENT OBJECTIVE        INVESTMENT ADVISER
-------------------------   ------------------------  -------------------------  ------------------------
Goldman Sachs               Goldman Sachs VIT         Seeks to achieve           Goldman Sachs Asset
   Variable Insurance       Equity Index Fund         investment results that    Management, L.P.
   Trust (Service Shares)                             correspond to the          The sub-adviser is SSgA
                                                      aggregate price and yield  Funds Management,
                                                      performance of a           Inc.
                                                      benchmark index that
                                                      measures the investment
                                                      returns of large
                                                      capitalization stocks.

Goldman Sachs               Goldman Sachs VIT         Seeks to achieve           Goldman Sachs Asset
   Variable Insurance       Global Markets            investment results that    Management, L.P.
   Trust (Service Shares)   Navigator Fund            approximate the
                                                      performance of the GS
                                                      Global Markets
                                                      Navigator Index(TM).

Goldman Sachs               Goldman Sachs VIT         Seeks long term growth     Goldman Sachs Asset
   Variable Insurance       Growth Opportunities      of capital.                Management, L.P.
   Trust (Service Shares)   Fund

Goldman Sachs               Goldman Sachs VIT         Seeks a high level of      Goldman Sachs Asset
   Variable Insurance       High Quality Floating     current income,            Management, L.P.
   Trust (Service Shares)   Rate Fund                 consistent with safety of
                                                      principal.

Goldman Sachs               Goldman Sachs VIT         Seeks long-term growth     Goldman Sachs Asset
   Variable Insurance       Large Cap Value Fund      of capital appreciation.   Management, L.P.
   Trust (Service Shares)

Goldman Sachs               Goldman Sachs VIT         Seeks long-term capital    Goldman Sachs Asset
   Variable Insurance       Mid Cap Value Fund        appreciation.              Management, L.P.
   Trust (Service Shares)

Goldman Sachs               Goldman Sachs VIT         Seeks to maximize          Goldman Sachs Asset
   Variable Insurance       Money Market Fund         current income to the      Management, L.P.
   Trust (Service Shares)                             extent consistent with
                                                      the preservation of
                                                      capital and the
                                                      maintenance of liquidity
                                                      by investing exclusively
                                                      in high quality money
                                                      market instruments.

Goldman Sachs               Goldman Sachs VIT         Seeks long-term growth     Goldman Sachs Asset
   Variable Insurance       Strategic Growth Fund     of capital.                Management, L.P.
   Trust (Service Shares)

Goldman Sachs               Goldman Sachs VIT         Seeks long-term growth     Goldman Sachs Asset
   Variable Insurance       Strategic International   of capital.                Management
   Trust (Service Shares)   Equity Fund                                          International


INSURANCE FUND                   PORTFOLIO NAME         INVESTMENT OBJECTIVE       INVESTMENT ADVISER
--------------------------  ------------------------  ------------------------  ------------------------
Goldman Sachs               Goldman Sachs VIT         Seeks long-term growth    Goldman Sachs Asset
   Variable Insurance       Structured Small Cap      of capital.               Management, L.P.
   Trust (Service Shares)   Equity Insights Fund
                            (formerly Goldman
                            Sachs VIT Structured
                            Small Cap Equity Fund)

Goldman Sachs               Goldman Sachs VIT         Seeks long-term growth    Goldman Sachs Asset
   Variable Insurance       Structured U.S. Equity    of capital and dividend   Management, L.P.
   Trust (Service Shares)   Insights Fund (formerly   income.
                            Goldman Sachs VIT
                            Structured U.S. Equity
                            Fund)

AIM Variable Insurance      Invesco V.I. American     The Fund's investment     Invesco Advisers, Inc.
   Funds (Invesco           Franchise Fund            objective is to seek
   Variable Insurance                                 capital growth.
   Funds) (Series II
   Shares)

AIM Variable Insurance      Invesco V.I. Core Equity  The Fund's investment     Invesco Advisers, Inc.
   Funds (Invesco           Fund                      objective is long-term
   Variable Insurance                                 growth of capital.
   Funds) (Series II
   Shares)

AIM Variable Insurance      Invesco V.I. Global       The Fund's investment     Invesco Advisers, Inc.
   Funds (Invesco           Health Care Fund          objective is long-term
   Variable Insurance                                 growth of capital.
   Funds) (Series II
   Shares)

AllianceBernstein Variable  AllianceBernstein VPS     Seeks to generate income  AllianceBernstein L.P.
   Products Series Fund,    Intermediate Bond         and price appreciation
   Inc. (Class B)           Portfolio                 without assuming what
                                                      the Adviser considers
                                                      undue risk.

AllianceBernstein Variable  AllianceBernstein VPS     Seeks long-term growth    AllianceBernstein L.P.
   Products Series Fund,    International Value       of capital.
   Inc. (Class B)           Portfolio

AllianceBernstein Variable  AllianceBernstein VPS     Seeks long-term growth    AllianceBernstein L.P.
   Products Series Fund,    Small/Mid Cap Value       of capital.
   Inc. (Class B)           Portfolio


INSURANCE FUND                   PORTFOLIO NAME         INVESTMENT OBJECTIVE         INVESTMENT ADVISER
--------------------------  ------------------------  --------------------------  ------------------------
Fidelity Variable           Fidelity VIP              Seeks long-term capital     Fidelity Management &
   Insurance Products       Contrafund(R) Portfolio   appreciation.               Research Company
   Fund (Service Class 2)                                                         FMR Co., Inc. (FMRC)
                                                                                  and other investment
                                                                                  advisers serve as sub-
                                                                                  advisers for the fund.

Fidelity Variable           Fidelity VIP Disciplined  Seeks capital               Fidelity Management &
   Insurance Products       Small Cap Portfolio       appreciation.               Research Company
   Fund (Service Class 2)                                                         Geode Capital
                                                                                  Management, LLC
                                                                                  (Geode) and FMR Co.,
                                                                                  Inc. (FMRC) serve as
                                                                                  sub-advisers for the
                                                                                  fund.

Fidelity Variable           Fidelity VIP Equity-      Seeks reasonable            Fidelity Management &
   Insurance Products       Income Portfolio          income. The fund will       Research Company
   Funds (Service Class 2)                            also consider the           FMR Co., Inc. (FMRC)
                                                      potential for capital       and other investment
                                                      appreciation. The fund's    advisers serve as sub-
                                                      goal is to achieve a yield  advisers for the fund.
                                                      which exceeds the
                                                      composite yield on the
                                                      securities comprising the
                                                      S&P 500(R) Index.

Fidelity Variable           Fidelity VIP Freedom      Seeks high total return     Strategic Advisers, Inc.
   Insurance Products       Income Portfolio          with a secondary
   Funds (Service Class 2)                            objective of principal
                                                      preservation.

Fidelity Variable           Fidelity VIP Freedom      Seeks high total return     Strategic Advisers, Inc.
   Insurance Products       2005 Portfolio            with a secondary
   Fund (Service Class 2)                             objective of principal
                                                      preservation as the fund
                                                      approaches its target
                                                      date and beyond.

Fidelity Variable           Fidelity VIP Freedom      Seeks high total return     Strategic Advisers, Inc.
   Insurance Products       2010 Portfolio            with a secondary
   Fund (Service Class 2)                             objective of principal
                                                      preservation as the fund
                                                      approaches its target
                                                      date and beyond.


INSURANCE FUND                   PORTFOLIO NAME         INVESTMENT OBJECTIVE       INVESTMENT ADVISER
-------------------------   ------------------------  ------------------------  ------------------------
Fidelity Variable           Fidelity VIP Freedom      Seeks high total return   Strategic Advisers, Inc.
   Insurance Products       2015 Portfolio            with a secondary
   Fund (Service Class 2)                             objective of principal
                                                      preservation as the fund
                                                      approaches its target
                                                      date and beyond.

Fidelity Variable           Fidelity VIP Freedom      Seeks high total return   Strategic Advisers, Inc.
   Insurance Products       2020 Portfolio            with a secondary
   Fund (Service Class 2)                             objective of principal
                                                      preservation as the fund
                                                      approaches its target
                                                      date and beyond.

Fidelity Variable           Fidelity VIP Freedom      Seeks high total return   Strategic Advisers, Inc.
   Insurance Products       2025 Portfolio            with a secondary
   Fund (Service Class 2)                             objective of principal
                                                      preservation as the fund
                                                      approaches its target
                                                      date and beyond.

Fidelity Variable           Fidelity VIP Freedom      Seeks high total return   Strategic Advisers, Inc.
   Insurance Products       2030 Portfolio            with a secondary
   Fund (Service Class 2)                             objective of principal
                                                      preservation as the fund
                                                      approaches its target
                                                      date and beyond.

Fidelity Variable           Fidelity VIP Freedom      Seeks high total return   Strategic Advisers, Inc.
   Insurance Products       2035 Portfolio            with a secondary
   Fund (Service Class 2)                             objective of principal
                                                      preservation as the fund
                                                      approaches its target
                                                      date and beyond.

Fidelity Variable           Fidelity VIP Freedom      Seeks high total return   Strategic Advisers, Inc.
   Insurance Products       2040 Portfolio            with a secondary
   Fund (Service Class 2)                             objective of principal
                                                      preservation as the fund
                                                      approaches its target
                                                      date and beyond.

Fidelity Variable           Fidelity VIP Freedom      Seeks high total return   Strategic Advisers, Inc.
   Insurance Products       2045 Portfolio            with a secondary
   Fund (Service Class 2)                             objective of principal
                                                      preservation as the fund
                                                      approaches its target
                                                      date and beyond.


INSURANCE FUND                   PORTFOLIO NAME         INVESTMENT OBJECTIVE        INVESTMENT ADVISER
--------------------------  ------------------------  -------------------------  ------------------------
Fidelity Variable           Fidelity VIP Freedom      Seeks high total return    Strategic Advisers, Inc.
   Insurance Products       2050 Portfolio            with a secondary
   Fund (Service Class 2)                             objective of principal
                                                      preservation as the fund
                                                      approaches its target
                                                      date and beyond.

Fidelity Variable           Fidelity VIP Growth       Seeks to provide capital   Fidelity Management &
   Insurance Products       Opportunities Portfolio   growth.                    Research Company
   Fund (Service Class 2)                                                        FMR Co., Inc. and
                                                                                 other investment
                                                                                 advisers serve as sub-
                                                                                 advisers for the fund.

Fidelity Variable           Fidelity VIP Index 500    Seeks investment results   Fidelity Management &
   Insurance Products       Portfolio                 that correspond to the     Research Company
   Fund (Service Class 2)                             total return of common     Geode Capital
                                                      stocks publicly traded in  Management, LLC
                                                      the United States, as      (Geode(R)) and FMR Co.,
                                                      represented by the         Inc. serve as sub-
                                                      S&P 500(R) Index.          advisers for the fund.

Fidelity Variable           Fidelity VIP Mid Cap      Seeks long-term growth     Fidelity Management &
   Insurance Products       Portfolio                 of capital.                Research Company
   Funds (Service Class 2)                                                       FMR Co., Inc. and
                                                                                 other investment
                                                                                 advisers serve as sub-
                                                                                 advisers for the fund.

Fidelity Variable           Fidelity VIP Overseas     Seeks long-term growth     Fidelity Management &
   Insurance Products       Portfolio                 of capital.                Research Company
   Fund (Service Class 2)                                                        FMR Co., Inc. and
                                                                                 other investment
                                                                                 advisers serve as sub-
                                                                                 advisers for the fund.

Fidelity Variable           Fidelity VIP Strategic    Seeks a high level of      Fidelity Management &
   Insurance Products       Income Portfolio          current income. The        Research Company
   Funds (Service Class 2)                            fund may also seek         Fidelity Investments
                                                      capital appreciation.      Money Management,
                                                                                 Inc., FMR Co., Inc.,
                                                                                 FIL Investment
                                                                                 Advisors (UK) Limited,
                                                                                 and other investment
                                                                                 advisers serve as sub-
                                                                                 advisers for the fund.


INSURANCE FUND                   PORTFOLIO NAME         INVESTMENT OBJECTIVE        INVESTMENT ADVISER
----------------------      ------------------------  -------------------------  ------------------------
Franklin Templeton          FT VIP Franklin           Seeks to maximize          Franklin Advisers, Inc.
   Variable Insurance       Income VIP Fund           income while
   Products Trust           (formerly FT VIP          maintaining prospects
   (Class 2)                Franklin Income           for capital appreciation.
                            Securities Fund)          Under normal market
                                                      conditions, the fund
                                                      invests in both equity
                                                      and debt securities.

Franklin Templeton          FT VIP Franklin Small     Seeks long-term total      Franklin Advisory
   Variable Insurance       Cap Value VIP Fund        return. Under normal       Services, LLC
   Products Trust           (formerly FT VIP          market conditions, the
   (Class 2)                Franklin Small Cap        fund invests at least 80%
                            Value Securities Fund)    of its net assets in
                                                      investments of small
                                                      capitalization
                                                      companies.

Franklin Templeton          FT VIP Franklin           Seeks capital              Franklin Mutual
   Variable Insurance       Mutual Global             appreciation. Under        Advisers, LLC
   Products Trust           Discovery VIP Fund        normal market
   (Class 2)                (formerly FT VIP          conditions, the fund
                            Mutual Global             invests primarily in U.S.
                            Discovery Securities      and foreign equity
                            Fund)                     securities that the
                                                      investment manager
                                                      believes are
                                                      undervalued.

Franklin Templeton          FT VIP Franklin           Seeks capital              Franklin Mutual
   Variable Insurance       Mutual Shares VIP         appreciation, with         Advisers, LLC
   Products Trust           Fund (formerly FT VIP     income as a secondary
   (Class 2)                Mutual Shares Securities  goal. Under normal
                            Fund)                     market conditions, the
                                                      fund invests primarily in
                                                      U.S. and foreign equity
                                                      securities that the
                                                      investment manager
                                                      believes are undervalued.

Franklin Templeton          FT VIP Templeton          Seeks long-term capital    Templeton Global
   Variable Insurance       Growth VIP Fund           growth. Under normal       Advisors Limited
   Products Trust           (formerly FT VIP          market conditions, the
   (Class 2)                Templeton Growth          fund invests
                            Securities Fund)          predominantly in equity
                                                      securities of companies
                                                      located anywhere in the
                                                      world, including
                                                      emerging markets.


INSURANCE FUND                   PORTFOLIO NAME         INVESTMENT OBJECTIVE       INVESTMENT ADVISER
--------------------------  ------------------------  ------------------------  -------------------------
Janus Aspen Series          Janus Aspen Enterprise    Seeks long-term growth    Janus Capital
   (Service Shares)         Portfolio                 of capital.               Management LLC

Janus Aspen Series          Janus Aspen Forty         Seeks long-term growth    Janus Capital
   (Service Shares)         Portfolio                 of capital.               Management LLC

Janus Aspen Series          Janus Aspen Perkins       Seeks capital             Janus Capital
   (Service Shares)         Mid Cap Value Portfolio   appreciation.             Management LLC
                                                                                Perkins Investment
                                                                                Management LLC
                                                                                serves as sub-adviser for
                                                                                the portfolio.

MFS(R) Variable Insurance   MFS(R) New Discovery      Seeks capital             MFS Investment
   Trust (Service Class)    Series                    appreciation.             Management

MFS(R) Variable Insurance   MFS(R) Utilities Series   Seeks total return.       MFS Investment
   Trust (Service Class)                                                        Management

Oppenheimer Variable        Oppenheimer Capital       Seeks total return.       OFI Global Asset
   Account Funds            Income Fund/VA                                      Management, Inc.
   (Service Shares)                                                             OppenheimerFunds, Inc.
                                                                                serves as a sub-adviser
                                                                                for the fund.

Oppenheimer Variable        Oppenheimer Global        Seeks capital             OFI Global Asset
   Account Funds            Fund/VA                   appreciation.             Management, Inc.
   (Service Shares)                                                             OppenheimerFunds, Inc.
                                                                                serves as a sub-adviser
                                                                                for the fund.

Oppenheimer Variable        Oppenheimer Global        Seeks total return.       OFI Global Asset
   Account Funds            Strategic Income                                    Management, Inc.
   (Service Shares)         Fund/VA                                             OppenheimerFunds, Inc.
                                                                                serves as a sub-adviser
                                                                                for the fund.

Oppenheimer Variable        Oppenheimer Main          Seeks capital             OFI Global Asset
   Account Funds            Street Small Cap          appreciation.             Management, Inc.
   (Service Shares)         Fund(R)/VA                                          OppenheimerFunds, Inc.
                                                                                serves as a sub-adviser
                                                                                for the fund.

Pioneer Variable            Pioneer Select Mid Cap    Seeks capital growth,     Pioneer Investment
   Contracts Trust          Growth VCT Portfolio      primarily through equity  Management, Inc.
   (Class I)                                          securities of small-
                                                      capitalization
                                                      companies.


INSURANCE FUND                   PORTFOLIO NAME         INVESTMENT OBJECTIVE        INVESTMENT ADVISER
-------------------         ------------------------  -------------------------  ------------------------
Pioneer Variable            Pioneer Disciplined       Seeks capital growth,      Pioneer Investment
   Contracts Trust          Value VCT Portfolio       primarily through equity   Management, Inc.
   (Class II)               (formerly Pioneer         securities of small-
                            Fundamental VCT           capitalization
                            Portfolio)                companies.

Pioneer Variable            Pioneer Emerging          Seeks long-term capital    Pioneer Investment
   Contracts Trust          Markets VCT Portfolio     appreciation primarily     Management, Inc.
   (Class II)                                         through the securities of
                                                      issuers in countries with
                                                      emerging economies or
                                                      securities markets.

Pioneer Variable            Pioneer Mid Cap Value     Seeks capital              Pioneer Investment
   Contracts Trust          VCT Portfolio             appreciation primarily     Management, Inc.
   (Class II)                                         through a diversified
                                                      portfolio of equity
                                                      securities of mid-sized
                                                      companies, managed
                                                      with a value orientation.



-----------------------------
PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs VIT Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs VIT Money Market Sub-Account until the Fund is liquidated

The Insurance Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases, certain qualified retirement plans. Shares of the Insurance Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Insurance Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts, and qualified retirement plans to invest simultaneously in the Insurance Funds. Currently, neither we nor the Insurance Funds foresee any such disadvantages to variable life insurance Owners, variable annuity Owners, or qualified retirement plans. The Insurance Funds must monitor events to identify material conflicts between such Owners and determine what action, if any, should be taken. In addition, if we believe an Insurance Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

PUBLICLY-AVAILABLE FUNDS.    Publicly-Available Funds are "publicly-available,"
I.E., shares can be purchased by the public directly without purchasing a variable annuity or life insurance contract. Only Qualified Contracts may invest in these Publicly-Available Funds.

RETAIL FUND                                INVESTMENT OBJECTIVE                      INVESTMENT ADVISER
--------------------------  ---------------------------------------------------  -------------------------
Goldman Sachs Balanced      Seeks current income and long-term capital           Goldman Sachs Asset
   Strategy Portfolio       appreciation.                                        Management, L.P.
   (Class A)*


RETAIL FUND                                INVESTMENT OBJECTIVE                      INVESTMENT ADVISER
--------------------------  ---------------------------------------------------  -------------------------
Goldman Sachs Equity        Seeks long-term capital appreciation.                Goldman Sachs Asset
   Growth Strategy                                                               Management, L.P.
   Portfolio (Class A)*

Goldman Sachs Growth        Seeks long-term capital appreciation and current     Goldman Sachs Asset
   and Income Strategy      income.                                              Management, L.P.
   Portfolio (Class A)*

Goldman Sachs Growth        Seeks long-term capital appreciation and,            Goldman Sachs Asset
   Strategy Portfolio       secondarily, current income.                         Management, L.P.
   (Class A)*

Goldman Sachs               Seeks total return comprised of long-term growth     Goldman Sachs Asset
   International Real       of capital and dividend income.                      Management, L.P.
   Estate Securities Fund
   (Class A)*

Goldman Sachs Real          Seeks total return comprised of long-term growth     Goldman Sachs Asset
   Estate Securities Fund   of capital and dividend income.                      Management, L.P.
   (Class A)*

Goldman Sachs               Seeks long-term growth of capital.                   Goldman Sachs Asset
   Technology Tollkeeper                                                         Management, L.P.
   (Class A) Fund**



------------------------------
*    Each retail Fund's most recently ended fiscal year is December 31, 2013.



**   This retail Fund's most recently ended fiscal year is August 31, 2013.


The Publicly-Available Funds are also available for direct purchase outside of an annuity or life insurance policy. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees and charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Publicly-Available Funds available through us, rather than to information that may be available through alternate sources.

SEC REGISTRATION DOES NOT INVOLVE SEC SUPERVISION OF THE FUNDS' MANAGEMENT, INVESTMENT PRACTICES OR POLICIES. THE ASSETS OF EACH FUND ARE HELD SEPARATE FROM THE ASSETS OF THE OTHER FUNDS, AND EACH FUND HAS ITS OWN DISTINCT INVESTMENT OBJECTIVE AND POLICIES. EACH FUND OPERATES AS A SEPARATE INVESTMENT FUND, AND THE INVESTMENT PERFORMANCE OF ONE FUND HAS NO EFFECT ON THE INVESTMENT PERFORMANCE OF ANY OTHER FUND.

THE FUNDS MAY NOT ACHIEVE THEIR STATED OBJECTIVES. MORE DETAILED INFORMATION, INCLUDING A DESCRIPTION OF RISKS INVOLVED IN INVESTING IN THE FUNDS, IS FOUND IN THE FUNDS' PROSPECTUSES ACCOMPANYING THIS PROSPECTUS AND STATEMENTS OF ADDITIONAL INFORMATION AVAILABLE FROM US UPON REQUEST.

PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO THE CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other funds that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other fund, even where the investment adviser, subadviser, or manager is the same. Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in fund size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS.    We and our
distributor, Epoch Securities, Inc., (the "Distributor") may receive payments from the Funds or their service providers (E.G., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.03% to 0.25%, and as of the date of this prospectus, we are receiving payments from each Fund's service providers.

Additionally, certain of the Funds make payments to us or the Distributor under their distribution plans (12b-1 plans). The payment rates currently range from 0.15% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the payment to us or to the Distributor. Conversely, if the value of the Fund goes down, payments to us or to the Distributor would decrease.

A Fund's service provider may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

We and/or the Distributor also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

For details about the compensation payments we make in connection with the sale of the Contracts, see "DISTRIBUTION OF CONTRACTS."


CHANGE OF INVESTMENTS

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. If investment in the Funds is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another fund without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premiums, or both. However, no such substitution will be made without the approval of the Securities and Exchange Commission, if required. Furthermore, we may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.

We may establish additional Subaccounts of the Separate Account, each of which would invest in a new fund, or in shares of another investment company. New Subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New Subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more Subaccounts, transfer assets, or substitute one Subaccount for another Subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify you of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, we may deregister the Separate Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a Subaccount or separate account to another Subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. The Company reserves the right to change the names of the Separate Account or the Subaccounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                                THE CONTRACTS


A. GENERAL INFORMATION

We reserve the right to accept or refuse to issue the Contract at our sole discretion.


1. PURCHASE PAYMENTS

You may make Purchase Payments under the Contract during the Accumulation Period, subject to the restrictions set forth below. We will not accept Purchase Payments after the date of death of an Owner. We reserve the right to waive or modify any Purchase Payment limitation and to not accept any Purchase Payment. All Purchase Payments must be paid to us at the Service Center.

The minimum initial and subsequent Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. For a Non-Qualified Contract the minimum initial Purchase Payment is $5,000 and the minimum subsequent Purchase Payment is $250. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as IRAs by authorizing us to draw on your account via check or electronic debit through a Pre-Authorized Checking (PAC) Agreement. If you do not make Purchase Payments for two full years and your Contract Value falls below $2,000, then your Contract may terminate; see "B. The Accumulation Period--9. Termination of Contract."

The maximum cumulative Purchase Payments that may be made under the Contract is $5,000,000 without our approval. We will aggregate multiple Contracts you own for purposes of the $5,000,000 limitation. In addition, for Qualified Contracts, the maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract.


2. FREE LOOK PERIOD

You may examine a Contract and return it for a refund during the "free look" period. Upon receipt by us, the Contract will be cancelled and amounts refunded. If you decide to return your Contract for a refund during the free look period, please also include a letter instructing us to cancel your Contract.

STATE LAW FREE LOOK.    The length of the free look period depends upon the
state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund also depends on the state in which the Contract is issued. Generally the refund will be the Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center.

Some states, however, require the return of all Purchase Payments. In those states, we will return the greater of Purchase Payments (less any withdrawals) or Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. For these Contracts, we also will allocate all or a portion of your initial Purchase Payment (and any subsequent Purchase Payment made during the free look period) to the Subaccount investing in the Goldman Sachs VIT Money Market Fund until the expiration of the free look period. Thereafter, we will allocate all Purchase Payments according to your allocation instructions then in effect.

IRA FREE LOOK.    In addition to the state law free look provision described above, a 10-day free look provision applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities. (See APPENDIX A--COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT.) If you request a refund of this type of Contract within 10 days from the date you receive the Contract, we will return the greater of Purchase Payments (less any withdrawals) made during the ten day period or Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. During the 10-day period, we will allocate all or a portion of Purchase Payments made during this period to the Goldman Sachs VIT Money Market Subaccount. Upon the expiration of the 10-day period, we will allocate your Purchase Payments and make any refunds to you in accordance with the state law free look provision described above.


3. OWNERS, ANNUITANTS, AND BENEFICIARIES

Please note that naming different persons as Owner(s), Annuitant(s), and Beneficiary(ies) can have important impacts on whether a death benefit and annuity payments are paid and on whose life payments are based. Carefully consider the potential consequences under various scenarios when naming Owners, Annuitants, and Beneficiaries, and consult your agent.

BENEFICIARIES.    You designate the Beneficiary. During the Accumulation Period and prior to the death of an Owner, you may change a Beneficiary at any time by sending a written change form to our Service Center. After the Annuity Date, the Beneficiary may be changed prior to the death of an Owner or the Annuitant. However, in the case of joint Owners, the surviving joint Owner is automatically the Primary Beneficiary and cannot be changed. No Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of any Beneficiary change. Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. (See "FEDERAL TAX MATTERS")

Beneficiary changes are subject to the following:

      1.   The change must be filed while you are alive;

      2.   The Contract must be in force at the time you file a change;

      3. Such change must not be prohibited by the terms of an existing assignment, Beneficiary designation, or other restriction;

      4. Such change will take effect when we receive it. However, action taken by us before the change form was received will remain in effect;

      5. The request for change must provide information sufficient to identify the new Beneficiary; and

      6. In the case of joint Owners, we will consider the designation of a Beneficiary other than the surviving joint Owner to be a Contingent Beneficiary.

In the event that all Primary Beneficiaries predecease you, we will pay the death benefit proceeds to the surviving Contingent Beneficiaries. In the event that a Contingent Beneficiary also predeceases you, we will distribute the benefits pro rata to the surviving Contingent Beneficiaries. If there are no surviving Contingent Beneficiaries, we will pay the benefits to your estate.

When multiple Beneficiaries are involved, we will determine the death benefit proceeds separately for each Beneficiary when we receive a death benefit claim in good order from that Beneficiary; that is, receipt of a proper election as well as Due Proof of Death. Death benefit proceeds for each remaining Beneficiary will remain in the Separate Account until we have received a complete death benefit claim from the applicable Beneficiary. This means each Beneficiary may receive a different death benefit amount, even where all Beneficiaries have been designated so as to share equally in the proceeds.

OWNERS.    You, the Owner, may exercise every option and right conferred by the
Contract. Where the Contract is owned jointly, the consent of both Owners is required in order to exercise any ownership rights.

Prior to the death of an Owner, you may add, change, or remove an Owner by written request to our Service Center and with our prior approval. Adding, changing, or removing an Owner may result in certain tax consequences to you, and you should consult your tax advisor as to the tax consequences.

You must furnish information sufficient to clearly identify a new Owner to us. If we approve the change, the effective date of the change will be the date the request was signed by you, except for action taken by us prior to receiving the request. Any change is subject to the payment of any proceeds. We may require you to return the Contract to us for endorsement of a change.

ANNUITANTS.    Before the Annuity Date, you may add, change, or remove an
Annuitant by written request to our Service Center and with our prior approval. For Contracts with non-natural Owners, adding, changing, or removing an Annuitant may result in certain tax consequences to you, and you should consult your tax advisor as to the tax consequences. On and after the Annuity Date, you may not add, change, or remove an Annuitant. We may require you to return the Contract to us for endorsement of a change.

There must be at least one Annuitant at all times. If an Annuitant who is not an Owner dies prior to the Annuity Date, a surviving joint Annuitant, if any, will become the sole Annuitant. If there is no surviving joint Annuitant, you may name a new Annuitant. If you do not name a new Annuitant, the younger Owner will become the new Annuitant.

We will not pay a death benefit upon the death of an Annuitant unless the sole Owner is a non-natural person. We will pay a death benefit of Contract Value minus any applicable premium taxes upon a change of Annuitant if the sole Owner is a non-natural person.

Joint Annuitants are only permitted in Non-Qualified Contracts. Under Qualified Contracts, the Owner and the Annuitant generally must be the same individual.


4. ASSIGNMENT

All assignments are subject to our acceptance. Subject to state requirements, we reserve the right to refuse any assignment or other transfer of the Contract at any time on a non-discriminatory basis.

Subject to our acceptance, you may assign a Non-Qualified Contract during the Accumulation Period and prior to the death of an Owner by completing and returning our assignment form to our Service Center. No assignment is binding on us until we accept it, and we assume no responsibility for the validity of any assignment. Generally, an interest in a Qualified Contract may not be assigned.

If an assignment of the Contract is in effect on the Annuity Date, we reserve the right to pay the assignee, in one sum, that portion of the Contract Value (less any applicable premium taxes) to which the assignee appears to be entitled. Amounts payable during the Annuity Period may not be assigned or encumbered (to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations). An assignment may be a taxable event and may subject you to immediate tax liability and to a 10% tax penalty. (See "FEDERAL TAX MATTERS") You, therefore, should consult a qualified tax adviser regarding the tax consequences of an assignment.

Any claim is subject to proof of interest of the assignee. You are solely responsible for the validity or effect of any assignment.


B. THE ACCUMULATION PERIOD

1. APPLICATION OF PURCHASE PAYMENTS

You select allocation of Purchase Payments to the Subaccount(s). When you allocate Purchase Payments to a Subaccount, we credit Accumulation Units to that Subaccount based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment at our Service Center. If we receive a Purchase Payment at our Service Center before the close of business on the Valuation Date, we will credit Accumulation Units based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a Purchase Payment at our Service Center on or after the close of business on the Valuation Date, we will credit Accumulation Units based Accumulation Unit values determined at the end of the next Valuation Date.

We will credit an initial Purchase Payment no later than the end of the second Valuation Date following the Valuation Date we receive the Purchase Payment at our Service Center, provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment.

If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed. If we receive the information sufficient to establish a Contract, we will issue the Contract and allocate the Purchase Payment no later than the end of the second Valuation Date following the Valuation Date we receive the missing information.

We may issue a Contract without a signed application if:

      - an agent's broker-dealer provides us with application information, electronically or in writing,

      - we receive the initial Purchase Payment, and

      - you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

If you submit your application, initial Purchase Payment, and/or subsequent Purchase Payments to your agent, we will not begin processing your purchase order until we receive the application and Purchase Payment from your agent's broker-dealer.

For each Purchase Payment, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed on the Valuation Date that we receive the Purchase Payment at our Service Center. After we determine the number of Accumulation Units credited, the number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount. We reduce the number of Accumulation Units when we assess one-twelfth of the contract fee on each Monthiversary.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.


2. ACCUMULATION UNIT VALUE

We determine the value of a Subaccount on any Valuation Date by multiplying the number of Accumulation Units attributable to the Contract in the Subaccount by the applicable Accumulation Unit value for the Accumulation Units in that Subaccount on that Valuation Date.

Purchase Payments allocated and Contract Value transferred to a Subaccount are converted into Accumulation Units. We determine the number of Accumulation Units to be credited by dividing the amount allocated to the Subaccount by the Accumulation Unit value for the appropriate class of Accumulation Units of that Subaccount at the end of the Valuation Period in which the allocation or transfer occurs. When amounts are transferred out of or deducted from a Subaccount, Accumulation Units are redeemed in a similar manner.

We determine the Accumulation Unit value for each class of Accumulation Units in a Subaccount at the end of a Valuation Period by multiplying the Subaccount's "investment experience factor" for that Valuation Period by the Accumulation Unit value for that class at the end of the preceding Valuation Period. For each Subaccount, the investment experience factor reflects the investment performance of the Fund in which the Subaccount invests and the charges assessed against that Subaccount for a Valuation Period. Each Subaccount has a net investment factor for each Valuation Period which may be greater or less than one.

       The investment experience factor of a Subaccount for any Valuation Period is equal to the following formula: 1.000000 plus [(1) divided by
       (2)] minus (3), where:

       (1)   is:

             - the net asset value per share of the Fund held in the Subaccount as of the end of the current Valuation Period; plus

             - the per share amount of any dividend or capital gain
               distributions made by the Fund held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

             - a charge or credit for any taxes reserved for the current
               Valuation Period which we determine have resulted from the investment operations of the Subaccount;

       (2) is the net asset value per share of the Fund held in the Subaccount as of the end of the preceding Valuation Period; and

       (3) is the factor representing Subaccount asset-based charges (the mortality and expense risk charge and the administration charge) for the Valuation Period.

Subject to applicable state and federal laws, we may change the methodology used to determine the investment experience factor.


3. CONTRACT VALUE

On any Valuation Date, the Contract Value equals the total of:

       - the number of Accumulation Units credited to each Subaccount, times

       - the value of a corresponding Accumulation Unit for each Subaccount.

There is no guaranteed minimum Contract Value.


4. TRANSFERS DURING THE ACCUMULATION PERIOD

During the Accumulation Period, you may transfer Contract Value among the Subaccounts at any time. However, you must request transfers in excess of $250,000 per Contract, per day, through standard United States mail. We reserve the right to require transfers into and out of one Subaccount in excess of $50,000, per Contract, per day, to also be requested through standard United States mail. We also reserve the right to limit transfers to 12 per Contract Year, although we will not include periodic transfers under the Dollar Cost Averaging or Automatic Asset Rebalancing programs when determining the number of transfers you have made in any Contract Year. All transfers are subject to our Disruptive Trading Procedures as well as any disruptive trading policies and procedures adopted by the Funds. (See "DISRUPTIVE TRADING")

Any transfer request must clearly specify the amount which is to be transferred and the names of the Subaccounts that are affected.

If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party's instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend, limit, or cancel acceptance of a third party's instructions at any time and may restrict the Subaccounts available for transfer under third party authorizations.

We will make transfers pursuant to proper written or telephone instructions to our Service Center that specify in detail the requested changes. Transfers will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. If we receive a transfer request at our Service Center before the close of business on the Valuation Date, we will process the request based on

Accumulation Unit values determined at the end of that Valuation Date. If we receive a transfer request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date. If you or your authorized representative call us to request a telephone transfer but have not given instructions to us prior to the close of business on the Valuation Date, even if due to our delay in answering your call, we will consider your telephone transfer request to be received after the close of business on the Valuation Date.

We may suspend, modify or terminate the transfer provisions. If you submit a request for a transfer that is no longer permitted, we will notify you in writing that the transaction is not permissible.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.


5. DISRUPTIVE TRADING

The Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of a Fund (collectively, "Disruptive Trading"). These activities may require the Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Fund's shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Funds. As a result, Disruptive Trading may adversely affect a Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners and other persons who may have an interest in the Contract (E.G. Annuitants and Beneficiaries).

In order to protect our Contract Owners and the Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

      - the number of transfers made over a period of time;

      - the length of time between transfers;

      - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Funds;

      - the dollar amount(s) requested for transfers; and

      - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

      - the investment objectives and/or size of the Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Funds that may not have been captured by our Disruptive Trading Procedures.

If we determine you are engaged in disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract Owners (or others having an interest in the Contract). Our restrictions may take various forms, but under our current Disruptive Trading Procedures will include loss of telephone, fax, overnight mail, or Internet transfers. This means that we would accept only written transfer requests with an original signature transmitted to us at our Service Center and only by standard United States mail. We may also restrict the transfer privileges of others acting on your behalf, including your agent or an asset allocation or investment advisory service. We may also limit the number of transfers you may make during a calendar year and we may limit the number of times you may transfer Contract Value into particular Subaccounts during a calendar year. Subject to the terms of the Contract, we reserve the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Funds. We will reverse any transactions inadvertently processed in contravention of our restrictions within two days of the date the inadvertently processed transaction occurred.

Our Disruptive Trading Procedures may vary among the Subaccounts. Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If a Fund refuses a transfer request from us, we may not be able to effect certain allocations or transfers that a Contract Owner has requested. Some Funds may impose redemption fees on short-term trading (I.E., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

The Funds may have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. You should be aware that we currently may not have the contractual obligation or the operational capacity to apply the Funds' excessive trading policies and procedures. However, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the excessive trading policies established by the Fund.

You should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Funds (and thus our Contract Owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, our ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, we cannot provide assurances that our Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by us, historical practices or actions, litigation, or certain regulatory restrictions may limit our ability to apply transfer or other restrictions.



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If we are unable to detect Disruptive Trading or are unable to restrict
Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Fund shares. There may be increased brokerage and administrative costs within the Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among Subaccounts available to retirement plan participants.


6. WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD

You may make a partial withdrawal subject to the restrictions set forth below. You also may withdraw all of the Contract Value, less any applicable premium taxes, and surrender the Contract. You should carefully consider taking partial withdrawals or surrendering your Contract, as the following may apply:

      - Withdrawals and surrenders may be subject to federal and state income tax and a 10% penalty tax. (See "FEDERAL TAX MATTERS")

      - Partial withdrawals reduce your Contract Value and your death benefit. (See "DEATH BENEFIT")

      - Your ability to withdraw or surrender may be limited by the terms of a qualified plan such as Section 403(b) plans. (See "FEDERAL TAX MATTERS")

      - We may assess premium taxes on partial withdrawals and surrenders. (See "STATE PREMIUM TAXES")

Election to withdraw (including the withdrawal amount) shall be made in writing to us at our Service Center and should be accompanied by the Contract if surrender is requested. The Contract Value, less any applicable premium taxes, is determined on the basis of the Accumulation Unit values calculated after we receive the request. If we receive a withdrawal or surrender request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a withdrawal or surrender request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date.

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal, transfer, or surrender, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer, or plan sponsor, any plan administrator or recordkeeper, and other product providers.

The surrender rights of Owners who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted. A participant in the Texas Optional Retirement Program ("ORP") must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. Participants in the Texas Optional Retirement System may transfer their Contract Value, less any applicable premium taxes, to another approved provider as permitted under the Texas Optional Retirement System. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures. Please note that the ORP does not restrict transfers within a Contract, and thus participants are permitted to make transfers of Contract Value among the Subaccounts.


7. DEATH BENEFIT

If an Owner dies before the Annuity Date, the death benefit will be equal to the Contract Value, less any applicable premium taxes, on the Valuation Date we receive Due Proof of Death. This means that the death benefit may be less than the amount of Purchase Payments made under the Contract.



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If you make a withdrawal under your Contract, this withdrawal will reduce the amount of your Contract Value on a dollar-for-dollar basis, and therefore the death benefit that would otherwise be payable will be reduced by the amount of the withdrawal.

Payment of the death benefit may be subject to federal and state income tax. (See "FEDERAL TAX MATTERS")

PAYMENT OF DEATH BENEFIT

If there is only one Owner under the Contract, we will pay the death benefit to the Beneficiary upon the death of such Owner before the Annuity Date. Upon the death of a joint Owner before the Annuity Date, we will pay the death benefit to the surviving joint Owner. We will pay the death benefit upon the first to die of any joint Owners.

We will pay the death benefit to the Beneficiary (or joint Owner, if applicable) after we receive Due Proof of Death. We will then have no further obligation under the Contract. The Valuation Date on which we receive all required paperwork is the date the Contract is tendered for redemption and the date for calculation of the benefits. If we receive Due Proof of Death at our Service Center before the close of business on the Valuation Date, we will calculate the death benefit based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a Due Proof of Death at our Service Center on or after the close of business on the Valuation Date, we will calculate the death benefit based on Accumulation Unit values determined at the end of the next Valuation Date.

When multiple Beneficiaries are involved, we will determine the death benefit proceeds separately for each Beneficiary when we receive a death benefit claim in good order from that Beneficiary, that is, receipt of a proper election as well as Due Proof of Death. Death benefit proceeds for each remaining Beneficiary will remain in the Separate Account until we have received a complete death benefit claim from the applicable Beneficiary. This means each Beneficiary may receive a different death benefit amount, even where all Beneficiaries have been designated so as to share equally in the proceeds.

The death benefit may be paid in a lump sum. The Beneficiary (or any surviving joint Owner) may defer this sum for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary or the surviving joint Owner, as the case may be, may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's (or the surviving joint Owner's) life expectancy; or Annuity Option 2 or 3 based upon the life expectancy of the Beneficiary provided with respect to Annuity Option 3 that such life expectancy exceeds the certain period of ten years. (See "THE ANNUITY PERIOD" for a description of the Annuity Options.) The Beneficiary (or the surviving joint Owner) must make this election within 60 days of the time we receive Due Proof of Death, and distribution under these Annuity Options must commence within one year of the date of death.

If the Beneficiary is not a natural person the entire death benefit must be distributed within five years of your death.


If your spouse is the only Primary Beneficiary when you die, your surviving spouse may elect to be the successor Owner of the Contract by completing the spousal continuation section of the claim form submitted with Due Proof of Death. The date of continuance of the Contract will be the Valuation Date we receive Due Proof of Death. Your surviving spouse will become the Annuitant if no Annuitant is living at the time of your death. Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs. However, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of"spouse" under Federal law. The U.S. Supreme Court has held Section 3 of the Federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based



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on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, as some uncertainty remains regarding the treatment of same-sex spouses, you should consult a tax advisor for more information on this subject.


If your surviving spouse elects to become the successor Owner of the Contract on your death, thereby waiving claim to the death benefit that is otherwise payable, we will not pay out a death benefit on your death. Any subsequent spouse of the surviving spouse will not be entitled to continue the Contract upon the death of your surviving spouse.

If any Owner dies on or after the Annuity Date, and before the entire interest in the Contract has been distributed, any remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.

In all events, we will pay or apply the Contract's death benefit in accordance with Sections 72(s) or 401(a)(9) of the Code, as applicable.


8. TELEPHONE AND FACSIMILE TRANSACTIONS

We currently permit requests for transfers to be submitted by telephone by calling 1-800-457-8803. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. We also currently permit requests for certain financial transaction to be submitted by facsimile at 1-785-228-4539. We reserve the right to discontinue telephone and/or facsimile requests at any time.

We will employ reasonable procedures to determine that these transactions are genuine. There are risks associated with telephone and facsimile transactions that do not occur if an original handwritten request is submitted. Anyone authorizing or making telephone or facsimile requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone or facsimile requests that we believe are genuine. We may record telephone requests.

Also, telephone and facsimile transactions may not always be available, and telephone and facsimile systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons (such as natural disasters, man-made disasters, or simply because of a high number of calls or facsimiles (which is likely to occur during periods of high market turbulence)). These outages or slowdowns may prevent or delay our receipt and/or processing of your request. If you are experiencing problems, you should make your request in writing to our Service Center.


9. TERMINATION OF CONTRACT

The Contract will terminate upon the earliest of:

      - upon payment of the death benefit proceeds in a lump sum;

      - upon the last annuity payment of death benefit proceeds or annuitization proceeds; or

      - the Valuation Date we receive at our Service Center your request to surrender your Contract.

Prior to the Annuity Date, we also may terminate your Contract and pay you the Contract Value in one sum if:

      - You have not made any Purchase Payments for two full years; and

      - Your Contract Value is less than $2,000 at the end of such two-year period; and

      - The sum of all of your Purchase Payments made under the Contract, less any withdrawals, is less than $2,000 at the end of such two-year period; and

      - We notified you in writing that your Contract is inactive and subject to termination, and six months following the date of this notice you have not made any Purchase Payments to increase either your Contract Value or the sum of all of your Purchase Payments (less any withdrawals) to $2,000.



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                        CONTRACT CHARGES AND EXPENSES

We deduct the following charges and expenses:

      - mortality and expense risk charge;

      - administration charge;

      - contract fee; and

      - premium tax.

There are no sales charges or sales loads associated with the Contract.

We may receive compensation from the investment advisers of the Funds for services related to the Funds. (See "THE FUNDS") Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

The fees and charges we deduct under the Contract may result in a profit to us.


A. ASSET-BASED CHARGES

1. MORTALITY AND EXPENSE RISK CHARGE

During the Accumulation Period, we deduct a daily charge from your Contract Value equal to 0.60%, on an annual basis, of Contract Value. The mortality and expense risk charge reimburses us for mortality and expense risks. Our mortality risk arises from our obligation to continue making annuity payments to the Owner for the entire life of the Annuitant under Annuity Options involving life contingencies. We assume the risk that Annuitants will live beyond actuarial life expectancies. We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs, and costs of other services may exceed the mortality and expense risk charge.

We expect to profit from the mortality and expense risk charge. We may use any profits for any lawful purpose including covering distribution costs.


2. ADMINISTRATION CHARGE

During the Accumulation Period, we deduct a daily charge from your Contract Value equal to 0.15%, on an annual basis, of Contract Value. The administration charge reimburses us for expenses incurred for administering the Contracts. These expenses include your inquiries, changes in allocations, reports to you, Contract maintenance costs, and data processing costs. The administration charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of the particular Contract.


B. CONTRACT FEE

During the Accumulation Period, we deduct a contract fee from your Contract Value on each Monthiversary that is equal to $30 on an annual basis. We will waive this fee if your Contract Value is $50,000 or more as of any Monthiversary we would otherwise deduct the fee. We deduct this fee pro-rata from the Subaccounts in which you invest in proportion to the Contract Value each Subaccount bears to the total Contract Value. We do not assess the contract fee upon surrender, annuitization, or death.

The contract fee reimburses us for expenses incurred in establishing and maintaining Contract records.


C. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES

Each Fund's net asset value reflects the deductions of investment management fees, Rule 12b-1 fees (if applicable), and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the prospectuses for the Funds' statements of additional information.



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

D. STATE PREMIUM TAXES

Certain state and local governments impose a premium tax currently ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we will deduct the amount paid from:

      - Purchase Payments when we receive them; and/or

      - Partial withdrawals or full surrender; and/or

      - The death benefit; and/or

      - Contract Value applied to an Annuity Option at the time annuity payments start.

See "STATE PREMIUM TAX CHART" in the Statement of Additional Information.


E. REDUCTION OR ELIMINATION OF CERTAIN CHARGES


We may reduce or eliminate the mortality and expense risk charge, the administration charge, and/or the contract fee and/or vary the time periods in which such charges apply if we anticipate lower administrative expenses and/or sales expenses for certain Contracts. These reductions or eliminations may be for Contracts purchased by employees and registered representatives of any broker-dealer which has entered into a selling agreement with us to sell the Contract, our employees or those of our affiliates (including employees of Global Altantic), officers, directors, trustees, and employees of any of the Funds or the investment advisers or sub-advisers of any of the Funds, and the spouses of and immediate family members (E.G., children, siblings, parents, and grandparents) residing in the same household with such eligible persons.


These reductions or eliminations also may be for Contracts sold in connection with certain group or sponsored arrangements. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

In determining whether a particular Contract or group or sponsored arrangement qualifies for a reduced or eliminated charge or fee, we will consider among other factors:

      - the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

      - the total amount of Purchase Payments to be received and the method in which they will be remitted;

      - any prior or existing relationship with us;

      - the level of commission paid to selling broker-dealers;

      - the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced;

      - the frequency of projected surrenders or distributions; and

      - any other circumstances that reduce administrative and/or sales expenses.

We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement, if applicable. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.



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

                             THE ANNUITY PERIOD

Annuity Payments will be made to you, unless you direct otherwise. Contracts may be fully annuitized under one of several Annuity Options, which are available on a fixed basis. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. You may annuitize any time on or after your first Contract Anniversary. Annuity payments will begin on the Annuity Date under the Annuity Option you select. You may write to us during the Accumulation Period to request a change of the Annuity Date. Subject to state variation, the Annuity Date may not be later than the Valuation Date on or next following the later of: (1) ten years from the Date of Issue; or (2) the first day of the month following the month in which the Annuitant attains age 99. In the case of joint Annuitants, we will refer to the age of the older Annuitant. (See "FEDERAL TAX MATTERS, 1. TAX DEFERRAL DURING ACCUMULATION PERIOD, DELAYED ANNUITY DATES".) We do not permit partial annuitization.


A. ANNUITY PAYMENTS

On the Annuity Date, we will transfer your Contract Value on the Annuity Date, less any applicable premium taxes, to our General Account. To determine the first fixed annuity payment, we apply an annuity factor for the Annuity Option that you selected to this value. Each annuity payment will be equal to the first regardless of investment, mortality or expense experience, unless the Annuity Option selected specifies that there is to be a reduction in payments after the death of an Annuitant.

The amount of the first guaranteed annuity payment depends on:

      - the selected Annuity Option; and

      - the interest rate and mortality assumption (for Annuity Options 2, 3, 4, and 5) (see "BASIS OF ANNUITY OPTIONS"); and

      - for Annuity Options 2, 3, 4, and 5, the age and gender of the Annuitant; and

      - the Contract Value, less any applicable premium taxes, on the Annuity Date; and

      - the frequency of annuity payments.

The age of the Annuitant influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. Unless prohibited under state law and excluding certain employee plans, the sex of the Annuitant also influences the amount of periodic payments, where males are expected to have a shorter life span than females, also resulting in larger payments.

Annuity payments are subject to our financial strength and claims-paying ability.


B. ANNUITY OPTIONS

You may elect one of the Annuity Options. We must receive an election of an Annuity Option in writing at our Service Center at least 15 calendar days before the Annuity Date. If no Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below if there is one Annuitant on the Annuity Date or under Option 5 if there are joint Annuitants on the Annuity Date. You may change an Annuity Option before the Annuity Date. You cannot change an Annuity Option after the first annuity payment is made. We reserve the right to add additional Annuity Options in the future.

We will cancel any election of an Annuity Option if, before the Annuity Date, there is: 1) a subsequent change of Beneficiary, or 2) an assignment of the Contract unless the assignment provides otherwise.

The Annuity Option selected must result in an initial payment that is at least equal to our minimum payment, according to our rules, at the time the Annuity Option is chosen. If the selected Annuity Option

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
does not produce an initial payment which meets this minimum, we reserve the right to decrease the payment frequency to quarterly, semi-annually, or annually to meet this minimum, or to make a single lump sum payment.

If you die before the Annuity Date, the Annuity Options available to the Beneficiary are limited. The Annuity Options available are:

      - Option 2 over the lifetime of the Beneficiary; or

      - Option 1 or 3 with a specified period or certain period no longer than the life expectancy of the Beneficiary. The life expectancy of the Beneficiary must be at least ten years as of the date that he or she elects Option 1 or Option 3.

The death benefit distribution must begin no later than one year from your death, unless a later date is permitted by federal regulation.

If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death.

OPTION 1--INCOME FOR SPECIFIED PERIOD

Option 1 provides an annuity payable monthly for ten years. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

OPTION 2--LIFE INCOME

Option 2 provides for an annuity payable monthly over the lifetime of the Annuitant. If Option 2 is elected, annuity payments terminate automatically and immediately on the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible for you to receive only one payment if the Annuitant dies prior to the date the second payment was due.

OPTION 3--LIFE INCOME WITH INSTALLMENTS GUARANTEED

Option 3 provides an annuity payable monthly for a certain period of ten years and thereafter during the Annuitant's lifetime. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

OPTION 4--JOINT AND SURVIVOR ANNUITY

Option 4 provides an annuity payable monthly while both Annuitants are living. Upon either Annuitant's death, the monthly income payable continues over the life of the surviving Annuitant at 100% of the original payment. At the time the Annuity Option is chosen, we may offer other percentages of the original payment that continue over the life of the surviving Annuitant. Annuity payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received. Thus, it is possible for you to receive only one payment if both Annuitants die prior to the date the second payment was due.

OPTION 5--JOINT AND SURVIVOR ANNUITY WITH INSTALLMENTS GUARANTEED

Option 5 provides an annuity payable monthly for a certain period of ten years and thereafter while either Annuitant is alive. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

When you are choosing an Annuity Option, you should consider that:

      - for younger Annuitants, selecting Option 2--Life Income, might result in smaller monthly payments than selecting Option 1--Income for Specified Period; for older Annuitants, selecting Option 2--Life Income, might result in larger monthly payments than selecting Option 1--Income for Specified Period.



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
     - selecting Option 2 means payments terminate automatically and immediately upon the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible that only one payment will be received if death occurred prior to the date the second payment was due.

     - selecting Option 3--Life Income with Installments Guaranteed, will result in smaller monthly payments than selecting Option 2--Life Income; however, the Owner or Beneficiary may receive more payments under Option 3 if the Annuitant dies before the end of the certain period

     - selecting Option 4--Joint and Survivor Annuity, will result in smaller monthly payments than selecting Option 2--Life Income.

     - selecting Option 4 means payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received. Thus, it is possible that only one payment will be received if both Annuitants die prior to the date the second payment was due.

In lieu of monthly payments, you may request quarterly, semi-annual, or annual payments, with our prior approval.


C. BASIS OF ANNUITY OPTIONS

Your Contract will contain tables for each Annuity Option that show the guaranteed monthly payment for each $1,000 applied to an Annuity Option. The guaranteed monthly payments are based on an interest rate of 1.50% per year and, where mortality is involved, the "Annuity 2000 Table" developed by the Society of Actuaries projected using 200% of Scale G to the year 2030. We may offer annuity rates that are more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.


D. DEATH PROCEEDS DURING THE ANNUITY PERIOD

If the Annuitant (or surviving joint Annuitant) dies during the Annuity Period, we will automatically continue any unpaid installments for the remainder of the certain period under Annuity Options 1, 3 or 5.

If an Owner, who is not also an Annuitant, dies after the Annuity Date, the following provisions apply:

     - If the Owner was the sole Owner, the remaining annuity payments will be payable to the Beneficiary in accordance with the provisions described above. The Beneficiary will become the Owner of the Contract.

     - If the Contract has joint Owners, the annuity payments will be payable to the surviving joint Owner in accordance with the provisions described above. Upon the death of the surviving joint Owner, the Beneficiary becomes the Owner.


E. PROTECTION OF BENEFITS

Unless otherwise provided in the supplementary agreement, the Owner may not commute, anticipate, assign, alienate or otherwise hinder the receipt of any annuity payment. Further, the proceeds of the Contract and any payment under an Annuity Option will be exempt from the claim of creditors and from legal process to the extent permitted by law.


F. AGE, GENDER AND SURVIVAL

We may require satisfactory evidence of the age, gender and the continued survival of any Annuitant.

If the Annuitant's age or gender has been misstated, the amount payable under the Contract will be recalculated based on the correct age or gender. Subject to state variation, interest of 3% will be charged to any overpayment or credited to any underpayment against future payments we may make under the Contract.



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In 1983, the United States Supreme Court held in ARIZONA GOVERNING COMMITTEE V.
NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In addition, legislative, regulatory, or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. Unless prohibited under state law and excluding employee plans affected by NORRIS, the Contracts offered by this Prospectus are based upon actuarial tables that distinguish between men and women, and thus the Contract provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related benefits program before purchasing the Contract. Where required by state law, or upon request of an employer or employee organization in connection with an employee plan, we may issue a Contract with annuity benefits based on female mortality rates, regardless of the sex of the Annuitant.


                         PAYMENTS TO CONTRACT OWNERS

Generally, we will make any death benefit, withdrawal, surrender, or annuity payment to you or effect any transfer within seven days after the Valuation Date we receive your proper request at our Service Center. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules, or regulations.

We may suspend or defer payments or transfers involving any Subaccount:

     -  during any period when the New York Stock Exchange is closed;

     -  when trading is restricted or the SEC determines an emergency exists;
        or

     -  as the SEC by order may permit.

We also may defer any annuity payment from our General Account for the period permitted by law.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block your ability to make certain transactions and thereby refuse to accept any Purchase Payment or requests for transfers, withdrawals, surrenders, annuitization, or the death benefit, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

If you have submitted a recent check or draft that has not cleared through the banking system, we have the right to defer payment of a transfer, death benefit, withdrawal, surrender, or annuity payment until such check or draft has been honored.






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                             FEDERAL TAX MATTERS


A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.


C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      - the Contract must be owned by an individual;

      - Separate Account investments must be "adequately diversified";

      - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

      - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER.    As a general rule, deferred annuity contracts held by
"non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

      - certain Contracts acquired by a decedent's estate due to the death of the decedent;

      - certain Qualified Contracts;

      - certain Contracts used with structured settlement agreements; and

      - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.



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DIVERSIFICATION REQUIREMENTS.    For a Contract to be treated as an annuity for
federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT.    In some circumstances, owners of variable contracts who
retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

PUBLICLY-AVAILABLE FUNDS.    Several of the Funds offered through the Separate
Account are also available to the general public The IRS has ruled that investing in mutual funds shares that are "publicly-available," I.E., shares of mutual finds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with the investment control restrictions described in the previous paragraph. The IRS has ruled that most types of qualified contracts are not subject to the restrictions against investing in publicly-available mutual funds. We therefore believe that Qualified Contracts (other than those issued in connection with non-government 457 plans) may invest in publicly-available funds and remain exempt from current taxation until amounts are distributed or deemed to be distributed from the Contract. However, if a Non-Qualified Contract invests in Publicly-Available Funds, it will not be treated as an annuity contract for federal income tax purposes. For this purpose, a Contract purchased in connection with a non-government sponsored 457 plan is treated as a Non-Qualified Contract.

Accordingly, the Publicly-Available Funds under the Separate Account are intended only for Qualified Contracts. While we have established controls to avoid having a Non-qualified Contract invest in the Publicly- Available Funds, the Owner of a Non-Qualified Contract is responsible for ensuring that such an investment does not occur.

REQUIRED DISTRIBUTIONS.    In order to be treated as an annuity contract for
federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.



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Other rules may apply to Qualified Contracts.


FEDERAL DEFENSE OF MARRIAGE ACT.    The right of a spouse to continue the
Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The U.S. Supreme Court has held Section 3 of the Federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, as some uncertainty remains regarding the treatment of same-sex spouses, you should consult a tax advisor for more information on this subject.



TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT.    A transfer or assignment
of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.


DELAYED ANNUITY DATES.    If the Annuity Date occurs (or is scheduled to occur)
when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.


2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.


3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.



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4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

      - if distributed in a lump sum is taxed like a full withdrawal; or

      - if distributed under an Annuity Option is taxed like annuity payments.


5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

      - received on or after you reach age 59 1/2;

      - received due to your disability;

      - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death;

      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law);

      - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually;

      - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.


6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.


7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (E.G., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.


8. PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments

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
may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.


D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

      - received after you reach age 59 1/2;

      - received after your death or because of your disability; or

      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.



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Qualified Contracts are amended to conform to tax qualification requirements.
However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.


1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES.    The Code permits eligible individuals to
contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS).    The Code allows employers to
establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS.    The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS.    The Code permits contributions to an IRA known as a "Roth IRA."
Roth IRAs differ from other IRAs in certain respects, including:

      - Roth IRA contributions are never deductible;

      - "qualified distributions" from a Roth IRA are excludable from income;

      - mandatory distribution rules do not apply before death;

      - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code;

      - special eligibility requirements apply; and

      - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING
PLANS.    The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.



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TAX-SHELTERED ANNUITIES.    Code Section 403(b) permits public school employees
and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

      - earnings on those contributions; and

      - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements and decline requests that are not.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT
ORGANIZATIONS.    The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.


2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

      - minimum distributions required under Section 401(a)(9) of the Code;

      - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

      - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect

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
to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.


F. OTHER TAX ISSUES

1. FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


For 2014, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.



2. MEDICARE TAX.

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (E.G. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.


3. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.


4. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will

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
generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


5. FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.


6. POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.






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                          DISTRIBUTION OF CONTRACTS

The Contracts are distributed through the principal underwriter for the Separate Account:

                   EPOCH SECURITIES, INC. ("DISTRIBUTOR")
            132 TURNPIKE ROAD, SUITE 210, SOUTHBOROUGH, MA 01772


The Distributor is a wholly-owned subsidiary of Global Atlantic (Fin) Company. We reimburse the Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including: advertising expenses and other expenses of distributing the Contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


SELLING FIRMS.    We and Distributor have entered into selling agreements with selling firms for the sale of the Contracts. All selling firms receive commissions and some form of non-cash compensation. Selected selling firms may receive additional compensation, including marketing allowances, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments, if any, are not charged directly to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS.    We and Distributor pay compensation
to all selling firms in the form of commissions and certain types of non-cash compensation. The maximum commission payable for Contract sales by selling firms is trail commissions up to 0.50% of Contract Value on an annual basis for so long as the Contract remains in effect or as agreed in the selling agreement. Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS.    We and Distributor may
pay additional compensation to selected selling firms, including marketing allowances, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative sales of our variable insurance contracts (including the Contracts). Persistency payments are periodic payments based on contract values of our variable insurance contracts (including Contract Values of the Contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the Contracts in selling firms' marketing programs, which may include marketing services and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.



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                                VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered or made available to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. It is important that each Owner provide voting instructions to us because we vote all Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before the Annuity Date, surrender, or the death of an Owner.


                  REPORTS TO CONTRACT OWNERS AND INQUIRIES

Each calendar quarter we send you a statement showing amounts credited to each Subaccount. In addition, if you transfer amounts among the Subaccounts or make additional Purchase Payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds that underlie the Subaccounts in which you invest and a list of the securities held by that Fund. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

You will have access to Contract information through the Interactive Voice Response System (IVR) at 1-800-457-8803. You will also be able to access your account information from our website at https://cwannuity.se2.com.

You may direct inquiries to the selling agent or may call or write to us at our Service Center.


                            DOLLAR COST AVERAGING

Under our Dollar Cost Averaging ("DCA") program, a predesignated portion of any Subaccount is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts. If you elect this program, you cannot elect Automatic Asset Rebalancing. There is no charge associated with our DCA program.

The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount that does not maintain a stable net asset value are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed. If you choose to participate in this program you should have the financial ability to continue making transfers through periods of fluctuating markets.

The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.



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
At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

      - the number of designated monthly transfers has been completed;

      - Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred;

      - we receive your written termination at our Service Center at least five business days before the next transfer date; or

      - the Contract is surrendered or annuitized.


                         AUTOMATIC ASSET REBALANCING

We currently offer Automatic Asset Rebalancing on a monthly, quarterly, semi-annual, or annual basis. If you elect this program, you cannot elect Dollar Cost Averaging. There is currently no charge for this service.

Under Automatic Asset Rebalancing, we will allocate your Purchase Payments and rebalance your Contract Value monthly, quarterly, semi-annually, or annually to maintain the particular percentage allocation among the Subaccounts that you select based on your investment goals and risk tolerance. Rebalancing of your Contract Value will occur on the initial rebalancing date you select and then each rebalancing date thereafter. The initial date you select cannot be earlier than 30 days from the Date of Issue. If based on your selected date, rebalancing would occur on a date that is not a Valuation Date, the rebalancing will occur on the Valuation Date following your selected date. You may change the frequency of Automatic Asset Rebalancing at any time.

We perform this periodic rebalancing to take account of:

      - increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

      - increases and decreases in Contract Value in each Subaccount due to withdrawals, transfers, and Purchase Payments.

You may elect Automatic Asset Rebalancing at any time on or after the Date of Issue by submitting a written request to our Service Center. If you elect Automatic Asset Rebalancing, you must include all Contract Value in the program. We allocate all Purchase Payments paid under an automatic investment feature and, unless you instruct us otherwise, all other Purchase Payments in accordance with the particular percentage allocation among the Subaccounts that you have selected. The percentages that you select under Automatic Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Purchase Payments. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. We reserve the right to make changes to this program at any time.


                         SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. WITHDRAWALS TAKEN UNDER THE SWP MAY BE SUBJECT TO PREMIUM TAXES, THE 10% TAX PENALTY ON EARLY WITHDRAWALS, AND INCOME TAXES AND WITHHOLDING. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days' notice if we amend the SWP. The SWP may be terminated at any time by you or us. The SWP automatically terminates if a withdrawal would reduce the Contract Value below $2,000. There is no charge associated with the SWP.



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                         GENERAL CONTRACT PROVISIONS


A. CONTRACT MODIFICATION

We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. Only our President, Vice President, Secretary, or Assistant Secretaries may change the Contract. No one else has authority to modify or waive any provision of the Contract. Any change must be in writing. At any time, we may make such changes to the Contract, without your consent, as required to make it conform with any law, regulation, or ruling issued by a government agency. We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.


B. ENTIRE CONTRACT

The Contract, any written application attached to the Contract, and any endorsements and riders constitute the entire contract between the parties. All statements made in any attached application are deemed representations and not warranties. No statement will void the Contract or be used as a defense of a claim unless it is contained in an attached application.


C. INCONTESTABILITY

We cannot contest the Contract.


D. NON-PARTICIPATING

The Contract does not pay dividends. It will not share in our surplus or earnings.


                              LEGAL PROCEEDINGS

There are no legal proceedings to which we, the Separate Account or the Distributor is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

      - the Separate Account; or

      - the ability of the Distributor to perform its contract with the Separate Account; or

      - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.


                            FINANCIAL STATEMENTS

Financial Statements for Commonwealth Annuity and for the Separate Account are included in the Statement of Additional Information.



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                                 APPENDIX A


     COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY DEFERRED FIXED AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Commonwealth Annuity and Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.


A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money by submitting your request in writing to us at our Service Center. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.


B. STATUTORY REQUIREMENTS

The Contract is intended to meet the requirements of Section 408(b) of the Code, Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the Owner must be nonforfeitable.

2.    The Contract must be nontransferable by the Owner.

3.    The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "Required Distributions"). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2, and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you

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
die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract may be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your Beneficiaries.


C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under
      Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for the Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for the Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.


D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS

1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution

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     limit for IRA contributions is equal to $5,500 for 2014. After 2014, the limit may be indexed annually in $500 increments as determined by the Secretary of Treasury to reflect cost of living increases. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.


2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $13,000 ($5,500 annual contribution for each individual, plus $1,000 for each individual who has attained age 50).

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

     a.   The maximum annual contribution, or

     b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.


4. If either you or your spouse is an active participant in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows for 2014:



     JOINT RETURNS: $96,000



     SINGLE TAXPAYERS: $60,000



The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, in 2013 the amount of the deductible IRA contribution is phased out for adjusted gross income between $181,000 and $191,000. These amounts may be indexed for cost of living increases in future years.


To designate a contribution as nondeductible, you must file IRS Form 8606, NONDEDUCTIBLE IRAS. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a

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      deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.


E. SEP IRAS


1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). In 2014, the maximum deductible employer contribution for a SEP IRA is the lesser of $52,000 (may be indexed for cost-of-living increases in future years) or 25% of compensation.


2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

3. If a SEP IRA allows non-SEP contributions, an employee can make tax deductible contributions up to the maximum IRA limit (generally $5,500 or $6,500, depending upon age).


F. SIMPLE IRAS

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.


2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $12,000 for 2014 or $14,500 if you are over age 50. After 2014, the limits may be indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $260,000 of compensation in 2014, as may be adjusted for inflation in future years). No other contributions may be made to a SIMPLE IRA.


3. Employee elective contributions and employer contributions (I.E., matching contributions and non-elective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (E.G., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.


G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.


H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of

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that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (I.E., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated Beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.


I. ROTH IRAS

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the Owner is alive. However, after the death of a Roth IRA Owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA Owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.


J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

"Adjusted gross income" is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In 2014, if you are not covered by a retirement plan at work and you are married filing jointly, your contribution limits begin to phase out at $181,000 of modified adjusted gross income and no contributions are allowed above $191,000. If you are married filing separately and lived with your partner at least some of the year, your contribution limits begin to phase out at $0 and no contributions are allowed above $10,000. For other filers, contribution limits begin to phase out at $114,000 and no contributions are permitted above $129,000. These amounts may be indexed for cost of living increases in future years.


A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.


K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS

1. ROLLOVERS AND TRANSFERS--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. TAXATION OF ROLLOVERS AND TRANSFERS TO ROTH IRAS--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply.

3. TRANSFERS OF EXCESS IRA CONTRIBUTIONS TO ROTH IRAS--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. TAXATION OF CONVERSIONS OF IRAS TO ROTH IRAS--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NON-QUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. SEPARATE ROTH IRAS--Due to the complexity of the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.


L. INCOME TAX CONSEQUENCES OF ROTH IRAS

1. QUALIFIED DISTRIBUTIONS--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (I.E., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. NONQUALIFIED DISTRIBUTIONS--A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.


M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.


N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

     1.   To amounts that are rolled over or transferred tax free;

     2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

     3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary;

     4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums; or

     5. To a distribution mode during a specified time period to a reservist who is called or ordered to active duty for a period in excess of 170 days or for an indefinite period.


O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.


P. BORROWING

If you borrow money against annuity contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: The Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)


Q. REPORTING

We will provide you with any reports required by the Internal Revenue
Service.


R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. We deduct a daily charge from your Contract Value currently equal to 0.75%, on an annual basis, of Contract Value.

2. During the Accumulation Period, we deduct a monthly contract fee from your Contract Value equal to $30, on an annual basis, if the Accumulated Value is less than $50,000.

3. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "B.--The Accumulation Period--2. Accumulation Unit Value."

4. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

                                 APPENDIX B

                       CONDENSED FINANCIAL INFORMATION
               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                   COMMONWEALTH ANNUITY SEPARATE ACCOUNT A


THE FOLLOWING TABLE LIST THE CONDENSED FINANCIAL INFORMATION OF ACCUMULATION UNIT VALUES FOR ACCUMULATION UNITS OUTSTANDING UNDER THE CONTRACTS AS OF DECEMBER 31, 2013.



                                                                                               YEAR ENDED DECEMBER 31ST
                                                                                   -------------------------------------------------
SUB-ACCOUNT                                                                         2013       2012      2011      2010       2009
---------------------------------------------------------------------------------  -------   --------  --------   -------   --------

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period............................................................    1.287      1.179     1.210     1.124    1.000
  End of Period..................................................................    1.382      1.287     1.179     1.210    1.124
Number of Units Outstanding at End of Period (in thousands)......................   29.094     22.674    15.964     8.851    1.889
GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period............................................................    1.424      1.226     1.336     1.195    1.000
  End of Period..................................................................    1.746      1.424     1.226     1.336    1.195
Number of Units Outstanding at End of Period (in thousands)......................      N/A        N/A       N/A       N/A      N/A
GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period............................................................    1.352      1.211     1.264     1.157    1.000
  End of Period..................................................................    1.517      1.352     1.211     1.264    1.157
Number of Units Outstanding at End of Period (in thousands)......................      N/A        N/A       N/A       N/A      N/A
GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period............................................................    1.384      1.217     1.306     1.181    1.000
  End of Period..................................................................    1.625      1.384     1.217     1.306    1.181
Number of Units Outstanding at End of Period (in thousands)......................      N/A        N/A       N/A       N/A      N/A
GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND (CLASS A)
Unit Value:
  Beginning of Period............................................................    1.283      0.907     1.135     1.000      N/A
  End of Period..................................................................    1.347      1.283     0.907     1.135      N/A
Number of Units Outstanding at End of Period (in thousands)......................    4.122      1.186       N/A       N/A      N/A
GOLDMAN SACHS REAL ESTATE SECURITIES FUND (CLASS A)
Unit Value:
  Beginning of Period............................................................    1.366      1.185     1.088     1.000      N/A
  End of Period..................................................................    1.385      1.366     1.185     1.088      N/A
Number of Units Outstanding at End of Period (in thousands)......................      N/A        N/A       N/A       N/A      N/A



                                                                                                 YEAR ENDED DECEMBER 31ST
                                                                                     -----------------------------------------------
SUB-ACCOUNT                                                                            2013      2012      2011      2010      2009
-----------------------------------------------------------------------------------  --------  --------  -------   -------   -------

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND (CLASS A)
(NAME CHANGED FROM THE GOLDMAN SACHS TOLLKEEPER FUND CLASS A ON JULY 31, 2010)
Unit Value:
  Beginning of Period..............................................................    1.194     0.998     1.161     1.000      N/A
  End of Period....................................................................    1.524     1.194     0.998     1.161      N/A
Number of Units Outstanding at End of Period (in thousands)........................    0.483     0.308     0.100     0.255      N/A
GOLDMAN SACHS VIT CORE FIXED INCOME FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............................................................    1.277     1.205     1.135     1.067    1.000
  End of Period....................................................................    1.250     1.277     1.205     1.135    1.067
Number of Units Outstanding at End of Period (in thousands)........................    3.383     3.385     3.389       N/A      N/A
GOLDMAN SACHS VIT EQUITY INDEX FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............................................................    1.573     1.372     1.358     1.190    1.000
  End of Period....................................................................    2.056     1.573     1.372     1.358    1.190
Number of Units Outstanding at End of Period (in thousands)........................    0.319     0.933     0.302       N/A      N/A
GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND (SERVICE SHARES)
(INVESTMENT OPTION ADDED ON MAY 22, 2012)
Unit Value:
  Beginning of Period..............................................................    1.052       N/A       N/A       N/A      N/A
  End of Period....................................................................    1.185     1.052       N/A       N/A      N/A
Number of Units Outstanding at End of Period (in thousands)........................      N/A       N/A       N/A       N/A      N/A
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............................................................    1.249     1.053     1.105     1.000      N/A
  End of Period....................................................................    1.638     1.249     1.053     1.105      N/A
Number of Units Outstanding at End of Period (in thousands)........................    2.989     2.989     2.990       N/A      N/A
GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT GOVERNMENT INCOME (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period..............................................................    1.159     1.136     1.077     1.032    1.000
  End of Period....................................................................    1.154     1.159     1.136     1.077    1.032
Number of Units Outstanding at End of Period (in thousands)........................    2.205     1.713     0.221       N/A      N/A
GOLDMAN SACHS VIT LARGE CAP VALUE FUND (SERVICE SHARES)
(NAME CHANGED FROM TO THE GOLDMAN SACHS VIT GROWTH AND INCOME FUND (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............................................................    1.414     1.199     1.303     1.184    1.000
  End of Period....................................................................    1.865     1.414     1.199     1.303    1.184
Number of Units Outstanding at End of Period (in thousands)........................      N/A       N/A       N/A       N/A      N/A



                                                                                               YEAR ENDED DECEMBER 31ST
                                                                                   -------------------------------------------------
SUB-ACCOUNT                                                                          2013      2012      2011       2010      2009
---------------------------------------------------------------------------------  --------  --------  --------   -------   --------

GOLDMAN SACHS VIT MID CAP VALUE FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period............................................................     1.669     1.423     1.535     1.240    1.000
  End of Period..................................................................     2.196     1.669     1.423     1.535    1.240
Number of Units Outstanding at End of Period (in thousands)......................       N/A       N/A       N/A       N/A      N/A
GOLDMAN SACHS VIT MONEY MARKET FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period............................................................     0.975     0.982     0.989     0.997    1.000
  End of Period..................................................................     0.967     0.975     0.982     0.989    0.997
Number of Units Outstanding at End of Period (in thousands)......................     3.022     6.425    12.549     0.051      N/A
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND (SERVICE SHARES)
   ON APRIL 30, 2014)
Unit Value:
  Beginning of Period............................................................     1.758     1.574     1.580     1.226    1.000
  End of Period..................................................................     2.362     1.758     1.574     1.580    1.226
Number of Units Outstanding at End of Period (in thousands)......................       N/A       N/A       N/A     0.293      N/A
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT CAPITAL GROWTH FUND (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period............................................................     1.491     1.256     1.303     1.188    1.000
  End of Period..................................................................     1.954     1.491     1.256     1.303    1.188
Number of Units Outstanding at End of Period (in thousands)......................       N/A     3.825     3.129     1.372      N/A
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period............................................................     1.299     1.083     1.286     1.177    1.000
  End of Period..................................................................     1.596     1.299     1.083     1.286    1.177
Number of Units Outstanding at End of Period (in thousands)......................     4.021     6.059     5.648     0.704      N/A
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (SERVICE SHARES) ON APRIL 30, 2014)
Unit Value:
  Beginning of Period............................................................     1.215     1.073     1.040     1.000      N/A
  End of Period..................................................................     1.655     1.215     1.073     1.040      N/A
Number of Units Outstanding at End of Period (in thousands)......................       N/A       N/A       N/A       N/A      N/A
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period............................................................     1.143     1.088     1.031     1.000      N/A
  End of Period..................................................................     1.108     1.143     1.088     1.031      N/A
Number of Units Outstanding at End of Period (in thousands)......................     3.348     2.062     0.959       N/A      N/A



                                                                                               YEAR ENDED DECEMBER 31ST
                                                                                 ---------------------------------------------------
SUB-ACCOUNT                                                                        2013       2012       2011      2010       2009
-------------------------------------------------------------------------------  --------   --------   --------  --------   --------

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..........................................................     0.952      0.840      1.051     1.000       N/A
  End of Period................................................................     1.160      0.952      0.840     1.051       N/A
Number of Units Outstanding at End of Period (in thousands)....................       N/A        N/A        N/A       N/A       N/A
ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO (CLASS B)
(CLOSED TO NEW PAYMENT ALLOCATIONS OR TRANSFERS ON JANUARY 31, 2013)
Unit Value:
  Beginning of Period..........................................................     1.396      1.226      1.185     1.000       N/A
  End of Period................................................................     2.014      1.396      1.226     1.185       N/A
Number of Units Outstanding at End of Period (in thousands)....................       N/A        N/A        N/A       N/A       N/A
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..........................................................     1.130      0.962      1.060     1.000       N/A
  End of Period................................................................     1.543      1.130      0.962     1.060       N/A
Number of Units Outstanding at End of Period (in thousands)....................     2.058      0.796        N/A       N/A       N/A
FIDELITY VIP CONTRAFUND(R) PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................................................     1.204      1.044      1.082     1.000       N/A
  End of Period................................................................     1.564      1.204      1.044     1.082       N/A
Number of Units Outstanding at End of Period (in thousands)....................       N/A        N/A        N/A       N/A       N/A
FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................................................     1.264      1.074      1.100     1.000       N/A
  End of Period................................................................     1.731      1.264      1.074     1.100       N/A
Number of Units Outstanding at End of Period (in thousands)....................     0.058        N/A        N/A       N/A       N/A
FIDELITY VIP EQUITY-INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................................................     1.218      1.048      1.050     1.000       N/A
  End of Period................................................................     1.545      1.218      1.048     1.050       N/A
Number of Units Outstanding at End of Period (in thousands)....................     3.965      3.965      3.967       N/A       N/A
FIDELITY VIP FREEDOM 2005 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................................................     1.133      1.044      1.053     1.000       N/A
  End of Period................................................................     1.231      1.133      1.044     1.053       N/A
Number of Units Outstanding at End of Period (in thousands)....................       N/A        N/A        N/A       N/A       N/A
FIDELITY VIP FREEDOM 2010 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................................................     1.164      1.051      1.064     1.000       N/A
  End of Period................................................................     1.308      1.164      1.051     1.064       N/A
Number of Units Outstanding at End of Period (in thousands)....................       N/A        N/A        N/A       N/A       N/A


                                                                                                YEAR ENDED DECEMBER 31ST
                                                                                   -------------------------------------------------
SUB-ACCOUNT                                                                          2013      2012       2011      2010      2009
---------------------------------------------------------------------------------  -------   --------   -------   --------   -------

FIDELITY VIP FREEDOM 2015 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period............................................................    1.166      1.050     1.063      1.000      N/A
  End of Period..................................................................    1.321      1.166     1.050      1.063      N/A
Number of Units Outstanding at End of Period (in thousands)......................    1.272      1.296     1.323      0.738      N/A
FIDELITY VIP FREEDOM 2020 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period............................................................    1.179      1.050     1.072      1.000      N/A
  End of Period..................................................................    1.353      1.179     1.050      1.072      N/A
Number of Units Outstanding at End of Period (in thousands)......................  215.958    213.153   210.351      0.453      N/A
FIDELITY VIP FREEDOM 2025 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period............................................................    1.191      1.045     1.078      1.000      N/A
  End of Period..................................................................    1.415      1.191     1.045      1.078      N/A
Number of Units Outstanding at End of Period (in thousands)......................    5.823      5.846     5.872      3.034      N/A
FIDELITY VIP FREEDOM 2030 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period............................................................    1.191      1.042     1.080      1.000      N/A
  End of Period..................................................................    1.435      1.191     1.042      1.080      N/A
Number of Units Outstanding at End of Period (in thousands)......................    1.338      1.361     1.387      6.349      N/A
FIDELITY VIP FREEDOM 2035 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period............................................................    1.194      1.031     1.085      1.000      N/A
  End of Period..................................................................    1.475      1.194     1.031      1.085      N/A
Number of Units Outstanding at End of Period (in thousands)......................    4.059      4.104     4.157      2.127      N/A
FIDELITY VIP FREEDOM 2040 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period............................................................    1.194      1.031     1.086      1.000      N/A
  End of Period..................................................................    1.481      1.194     1.031      1.086      N/A
Number of Units Outstanding at End of Period (in thousands)......................      N/A        N/A       N/A        N/A      N/A
FIDELITY VIP FREEDOM 2045 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period............................................................    1.195      1.029     1.087      1.000      N/A
  End of Period..................................................................    1.491      1.195     1.029      1.087      N/A
Number of Units Outstanding at End of Period (in thousands)......................      N/A        N/A       N/A        N/A      N/A
FIDELITY VIP FREEDOM 2050 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period............................................................    1.194      1.025     1.089      1.000      N/A
  End of Period..................................................................    1.495      1.194     1.025      1.089      N/A
Number of Units Outstanding at End of Period (in thousands)......................      N/A        N/A       N/A        N/A      N/A


                                                                                               YEAR ENDED DECEMBER 31ST
                                                                                 ---------------------------------------------------
SUB-ACCOUNT                                                                        2013       2012       2011       2010      2009
-------------------------------------------------------------------------------  --------   --------   --------   --------  --------

FIDELITY VIP FREEDOM INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................................................     1.210      1.147      1.140     1.071     1.000
  End of Period................................................................     1.264      1.210      1.147     1.140     1.071
Number of Units Outstanding at End of Period (in thousands)....................       N/A        N/A        N/A       N/A       N/A
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................................................     1.341      1.132      1.120     1.000       N/A
  End of Period................................................................     1.831      1.341      1.132     1.120       N/A
Number of Units Outstanding at End of Period (in thousands)....................     1.877      1.911      0.459       N/A       N/A
FIDELITY VIP INDEX 500 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................................................     1.237      1.078      1.067     1.000       N/A
  End of Period................................................................     1.620      1.237      1.078     1.067       N/A
Number of Units Outstanding at End of Period (in thousands)....................     0.066        N/A        N/A       N/A       N/A
FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................................................     1.522      1.338      1.513     1.183     1.000
  End of Period................................................................     2.052      1.522      1.338     1.513     1.183
Number of Units Outstanding at End of Period (in thousands)....................       N/A      1.720      5.175     0.613       N/A
FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................................................     1.108      0.928      1.131     1.000       N/A
  End of Period................................................................     1.432      1.108      0.928     1.131       N/A
Number of Units Outstanding at End of Period (in thousands)....................       N/A        N/A        N/A     0.389       N/A
FIDELITY VIP STRATEGIC INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................................................     1.372      1.254      1.210     1.115     1.000
  End of Period................................................................     1.362      1.372      1.254     1.210     1.115
Number of Units Outstanding at End of Period (in thousands)....................    52.764     10.679      8.795     0.042       N/A
FT VIP FRANKLIN INCOME VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN INCOME SECURITIES FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period..........................................................     1.206      1.079      1.062     1.000       N/A
  End of Period................................................................     1.363      1.206      1.079     1.062       N/A
Number of Units Outstanding at End of Period (in thousands)....................     3.039      1.075        N/A       N/A       N/A



                                                                                              YEAR ENDED DECEMBER 31ST
                                                                                 ---------------------------------------------------
SUB-ACCOUNT                                                                        2013       2012      2011       2010       2009
-------------------------------------------------------------------------------  --------   --------  --------   --------   --------

FT VIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period..........................................................     1.142     1.015      1.053      1.000      N/A
  End of Period................................................................     1.447     1.142      1.015      1.053      N/A
Number of Units Outstanding at End of Period (in thousands)....................     3.488     1.139        N/A        N/A      N/A
FT VIP FRANKLIN MUTUAL SHARES VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP MUTUAL SHARES SECURITIES FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period..........................................................     1.161     1.024      1.043      1.000      N/A
  End of Period................................................................     1.478     1.161      1.024      1.043      N/A
Number of Units Outstanding at End of Period (in thousands)....................       N/A       N/A        N/A        N/A      N/A
FT VIP FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period..........................................................     1.712     1.457      1.525      1.199    1.000
  End of Period................................................................     2.315     1.712      1.457      1.525    1.199
Number of Units Outstanding at End of Period (in thousands)....................     1.261     2.965      2.657      0.621      N/A
FT VIP TEMPLETON GROWTH VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP TEMPLETON GROWTH SECURITIES FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period..........................................................     1.165     0.970      1.050      1.000      N/A
  End of Period................................................................     1.513     1.165      0.970      1.050      N/A
Number of Units Outstanding at End of Period (in thousands)....................       N/A       N/A        N/A        N/A      N/A
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES)
(INVESCO V.I. LEISURE FUND (SERIES II SHARES) MERGED INTO THIS FUND ON APRIL 27, 2012; NAME CHANGED FROM
   THE INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND (SERIES II SHARES) ON APRIL 30, 2012; NAME CHANGED
   FROM THE INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES) ON MAY 1, 2013)
Unit Value:
  Beginning of Period..........................................................     1.200       N/A        N/A        N/A      N/A
  End of Period................................................................     1.664     1.200        N/A        N/A      N/A
Number of Units Outstanding at End of Period (in thousands)....................       N/A       N/A        N/A        N/A      N/A
INVESCO V.I. CORE EQUITY FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. CORE EQUITY FUND (SERIES II SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..........................................................     1.155     1.024      1.035      1.000      N/A
  End of Period................................................................     1.478     1.155      1.024      1.035      N/A
Number of Units Outstanding at End of Period (in thousands)....................     3.982     3.982      3.985        N/A      N/A



                                                                                              YEAR ENDED DECEMBER 31ST
                                                                                ----------------------------------------------------
SUB-ACCOUNT                                                                       2013       2012       2011       2010      2009
------------------------------------------------------------------------------  --------   --------   --------   --------  ---------

INVESCO V.I. GLOBAL HEALTH CARE FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. GLOBAL HEALTH CARE FUND (SERIES II SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................................................     1.257      1.041      1.021      1.000      N/A
  End of Period...............................................................     1.749      1.257      1.041      1.021      N/A
Number of Units Outstanding at End of Period (in thousands)...................     3.197      0.774     59.054        N/A      N/A
INVESCO V.I. LEISURE FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. LEISURE FUND (SERIES II SHARES) ON APRIL 30, 2010); MERGED INTO THE
   INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND (SERIES II SHARES) ON APRIL 27, 2012)
Unit Value:
  Beginning of Period.........................................................       N/A      1.017      1.067      1.000      N/A
  End of Period...............................................................       N/A        N/A      1.017      1.067      N/A
Number of Units Outstanding at End of Period (in thousands)...................       N/A        N/A        N/A        N/A      N/A
JANUS ASPEN ENTERPRISE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................................................     1.303      1.122      1.149      1.000      N/A
  End of Period...............................................................     1.707      1.303      1.122      1.149      N/A
Number of Units Outstanding at End of Period (in thousands)...................       N/A        N/A        N/A        N/A      N/A
JANUS ASPEN FORTY PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................................................     1.163      0.946      1.024      1.000      N/A
  End of Period...............................................................     1.510      1.163      0.946      1.024      N/A
Number of Units Outstanding at End of Period (in thousands)...................     4.700      4.700      4.703        N/A      N/A
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................................................     1.454      1.323      1.374      1.200    1.000
  End of Period...............................................................     1.816      1.454      1.323      1.374    1.200
Number of Units Outstanding at End of Period (in thousands)...................     1.701      1.701      1.701        N/A      N/A
MFS(R) NEW DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period.........................................................     1.852      1.543      1.737      1.288    1.000
  End of Period...............................................................     2.595      1.852      1.543      1.737    1.288
Number of Units Outstanding at End of Period (in thousands)...................     1.280      1.280      1.281        N/A      N/A
MFS(R) UTILITIES SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period.........................................................     1.328      1.181      1.118      1.000      N/A
  End of Period...............................................................     1.584      1.328      1.181      1.118      N/A
Number of Units Outstanding at End of Period (in thousands)...................     2.437      0.727        N/A        N/A      N/A



                                                                                               YEAR ENDED DECEMBER 31ST
                                                                                  --------------------------------------------------
SUB-ACCOUNT                                                                         2013       2012      2011       2010      2009
--------------------------------------------------------------------------------  --------   -------   --------   --------  --------

OPPENHEIMER CAPITAL INCOME FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER BALANCED FUND/VA (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period...........................................................     1.182     1.062      1.066     1.000       N/A
  End of Period.................................................................     1.324     1.182      1.062     1.066       N/A
Number of Units Outstanding at End of Period (in thousands).....................       N/A       N/A        N/A       N/A       N/A
OPPENHEIMER GLOBAL FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER GLOBAL SECURITIES FUND/VA (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period...........................................................     1.190     0.992      1.092     1.000       N/A
  End of Period.................................................................     1.500     1.190      0.992     1.092       N/A
Number of Units Outstanding at End of Period (in thousands).....................     3.351     3.351      3.353       N/A       N/A
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER STRATEGIC BOND FUND/VA SERVICE SHARES ON APRIL 30, 2010; OPPENHEIMER
   HIGH INCOME FUND/VA (SERVICE SHARES) MERGED INTO THIS FUND ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period...........................................................     1.208     1.075      1.076     1.000       N/A
  End of Period.................................................................     1.194     1.208      1.075     1.076       N/A
Number of Units Outstanding at End of Period (in thousands).....................   209.633   183.647    189.479   197.243       N/A
OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES)
(MERGED INTO THE OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE SHARES) ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period...........................................................       N/A     1.289      1.333     1.173     1.000
  End of Period.................................................................       N/A       N/A      1.289     1.333     1.173
Number of Units Outstanding at End of Period (in thousands).....................       N/A       N/A      1.755       N/A       N/A
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA (SERVICE SHARES)
(NAME CHANGED FROM THE OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA (SERVICE SHARES) ON
   APRIL 29, 2011; NAME CHANGED FROM THE OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA
   (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period...........................................................     1.224     1.048      1.081     1.000       N/A
  End of Period.................................................................     1.708     1.224      1.048     1.081       N/A
Number of Units Outstanding at End of Period (in thousands).....................       N/A       N/A        N/A       N/A       N/A
PIONEER DISCIPLINED VALUE VCT PORTFOLIO (CLASS II)
(NAME CHANGED FROM THE PIONEER CULLEN VALUE VCT PORTFOLIO (CLASS II) ON JUNE 30, 2012; NAME CHANGED
   FROM THE PIONEER DISCIPLINED VALUE VCT PORTFOLIO (CLASS II) ON MAY 1, 2013)
Unit Value:
  Beginning of Period...........................................................     1.111     1.012      1.058     1.000       N/A
  End of Period.................................................................     1.418     1.111      1.012     1.058       N/A
Number of Units Outstanding at End of Period (in thousands).....................       N/A       N/A        N/A       N/A       N/A



                                                                                                YEAR ENDED DECEMBER 31ST
                                                                                    ------------------------------------------------
SUB-ACCOUNT                                                                          2013       2012      2011      2010      2009
----------------------------------------------------------------------------------  -------   -------   -------   --------  --------

PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.............................................................    0.950     0.857     1.130     1.000      N/A
  End of Period...................................................................    0.922     0.950     0.857     1.130      N/A
Number of Units Outstanding at End of Period (in thousands).......................    1.340     1.340     1.341       N/A      N/A
PIONEER MID CAP VALUE VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.............................................................    1.085     0.987     1.056     1.000      N/A
  End of Period...................................................................    1.430     1.085     0.987     1.056      N/A
Number of Units Outstanding at End of Period (in thousands).......................      N/A       N/A       N/A       N/A      N/A
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO (CLASS I)
(NAME CHANGED FROM THE PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO (CLASS I) ON MAY 1, 2013)
Unit Value:
  Beginning of Period.............................................................    1.109     1.044     1.076     1.000      N/A
  End of Period...................................................................    1.567     1.109     1.044     1.076      N/A
Number of Units Outstanding at End of Period (in thousands).......................      N/A       N/A       N/A       N/A      N/A

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2014


              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY
                                   CONTRACTS

                                   Issued By
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               In Connection With
                    COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

HOME OFFICE:                                SERVICE CENTER MAILING ADDRESS:
132 Turnpike Road, Suite 210                P.O. Box 758550
Southborough, MA 01772                      Topeka, Kansas 66675-8550
1-866-297-7531                              1-800-457-8803

      This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2014. The Prospectus may be obtained from Commonwealth Annuity and Life Insurance Company by writing or calling the Service Center address or telephone number listed above.




                               TABLE OF CONTENTS

                                                                     PAGE
                                                                     ----
GENERAL INFORMATION AND HISTORY                                        2
SERVICES TO THE SEPARATE ACCOUNT                                       2
STATE PREMIUM TAX CHART                                                3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                          3
EXPERTS                                                                3
FINANCIAL STATEMENTS                                                   3
FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY AND SEPARATE ACCOUNT A                                        F-1

                        GENERAL INFORMATION AND HISTORY

The Company's principal office (the "Principal Office") is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282.


Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("Global Atlantic"). Currently, Goldman Sachs owns approximately 22% of the outstanding ordinary shares of Global Atlantic, Goldman Sachs and Global Atlantic employees own approximately 4.5% of the outstanding ordinary shares, and unaffiliated investors, none of whom own more than 9.9%, own the remaining 73.5% of the outstanding ordinary shares.

The registered office of Global Atlantic Financial Group Limited is located at Appleby Services (Bermuda) Ltd., Canon's Court, 22 Victoria Street, Hamilton HM 12 Bermuda.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. In connection with the acquisition of the Company, Global Atlantic has provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Global Atlantic agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Global Atlantic, and terminate the sooner of 2018 or at such time as Goldman Sachs owns less than 10% of the outstanding voting securities of Global Atlantic. These assurances are not evidence of indebtedness or an obligation or liability of Global Atlantic, and do not provide Contract Owners with any specific rights or recourse against Global Atlantic. These assurances replaced substantially similar assurances that had been provided by Goldman Sachs.


                        SERVICES TO THE SEPARATE ACCOUNT

Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") maintains the books and records of Commonwealth Annuity Separate Account A (the "Separate Account"). Commonwealth Annuity holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of Commonwealth Annuity. Commonwealth Annuity maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the Contract fees and charges described in the Prospectus, are borne by Commonwealth Annuity.

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP is the Company's Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP is located at 125 High Street, Boston, MA 02110.

MAIL ROOM AND ADMINISTRATIVE SERVICES. The Company has retained se2, Inc., an affiliate of Security Distributors, Inc., to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of se2, Inc. are located at One Security Benefit Place, Topeka, Kansas, 66636.

COMMISSIONS TO UNDERWRITER - The aggregate amounts of commissions paid to Epoch Securities, Inc. for sales of all contracts funded by Commonwealth Annuity Separate Account A for the years 2013, 2012 and 2011 were $1,381,162.16, $2,116,915.73 and $2,897,558.61. No commissions were retained by Epoch for sales of all contracts funded by Separate Account A (including contracts not described in the Prospectus) for the years 2011,2012 and 2013.


                            STATE PREMIUM TAX CHART


                                         QUALIFIED           NON-QUALIFIED
STATE                                      PLANS                 PLANS
-----                                    ---------           -------------
California                                 0.50%*                2.35%*
Maine                                      0.00%                 2.00%
Nevada                                     0.00%                 3.50%*
South Dakota                               0.00%                 1.25%**
West Virginia                              1.00%*                1.00%*
Wyoming                                    0.00%                 1.00%

----------
* Taxes will be assessed when annuity benefits commence. We reserve the right to deduct taxes earlier if such taxes are assessed by the state.

** The Tax Rate is 0.08% on annuity considerations in excess of $500,000.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110.

                                    EXPERTS


      The financial statements of Commonwealth Annuity at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, and the financial statements of the Commonwealth Annuity Separate Account A of the company as of December 31, 2013 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


      The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                              FINANCIAL STATEMENTS

      This Statement of Additional Information contains financial statements for Commonwealth Annuity. The financial statements of Commonwealth Annuity should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of Commonwealth Annuity and Life Insurance Company:

We have audited the accompanying consolidated financial statements of Commonwealth Annuity and Life Insurance Company and its subsidiaries, an indirect wholly-owned subsidiary of Global Atlantic Financial Group Limited, which comprise the consolidated balance sheets as of December 31, 2013 and December 31, 2012, and the related consolidated statements of operations, comprehensive income, shareholder's equity, and cash flows for the three years in the period ended December 31, 2013.

MANAGEMENT'S RESPONSIBILITY FOR THE CONSOLIDATED FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company and its subsidiaries at December 31, 2013 and December 31, 2012, and the results of their operations and their cash flows for the three years ended December 31, 2013 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP
April 29, 2014

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) CONSOLIDATED BALANCE SHEETS

As of December 31,                                                                                    2013          2012
-----------------------------------------------------------------------------------------------------------------------------
(In millions, except share and per share amounts)
ASSETS
   Investments:                                                                         NOTES
     Available-for-sale fixed maturities at fair value (amortized cost of $11,067       -----
       and $6,564 in 2013 and 2012 respectively)                                         6,8      $    11,419   $     7,140
     Trading fixed maturities at fair value (amortized cost of $1,255 and $454
       in 2013 and 2012, respectively)                                                   8,9            1,273           520
     Commercial mortgage loans (includes mortgage loans carried at fair value of
       $32 and $0 in 2013 and 2012, respectively)                                        6,8              819           386
     Policy loans                                                                         8               738           316
     Other invested assets (includes $391 and $0, respectively, related to variable
       interest entities)                                                                6,8              391             -
                                                                                                  ------------  ------------
       Total investments                                                                               14,640         8,362
                                                                                                  ------------  ------------

   Cash and cash equivalents (includes $4 and $0, respectively, related to variable
     interest entities)                                                                                   984           618
   Accrued investment income                                                                              125            62
   Premiums, accounts and notes receivable, net                                                             5             2
   Reinsurance receivable on paid and unpaid losses, benefits, unearned premiums, modified coinsurance and funds withheld coinsurance (includes assets at fair
     value of $1,266 and $0, respectively)                                                13            9,024         6,625
   Value of business acquired                                                             12              425            63
   Deferred policy acquisition costs                                                      12              276           144
   Deferred federal income taxes                                                          10              248             -
   Derivative instruments receivable                                                     6,8              176           168
   Other assets (includes $78 and $0, respectively, related to variable interest          15
     entities)                                                                                            141            56
   Separate account assets                                                                8             3,403         3,180
                                                                                                  ------------  ------------
       Total assets                                                                               $    29,447   $    19,280
                                                                                                  ============  ============
LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits (includes liabilities carried at fair value of $3,110
       and $592 in 2013 and 2012 respectively)                                           8,13     $    13,704   $     5,202
     Outstanding claims and losses (includes liabilities carried at fair value of
       $24 and $8 in 2013 and 2012, respectively)                                        8,13             164           116
     Contractholder deposit funds and other policy liabilities
       (includes liabilities carried at fair value of $121 and $92 in 2013 and 2012,
       respectively)                                                                     8,13           4,106         4,566
                                                                                                  ------------  ------------
       Total policy liabilities and accruals                                                           17,974         9,884
                                                                                                  ------------  ------------

   Derivative instruments payable                                                       6,8,13            333           283
   Collateral on derivative instruments                                                  6,8               44            47
   Securities sold under agreements to repurchase                                         8               621           115
   Deferred federal income taxes                                                          10                -            73
   Dividend payable to shareholder                                                        11                -           150
   Accrued expenses and other liabilities (includes $4 and $0, respectively,
     related to variable interest entities)                                               15              213            86
   Reinsurance payable                                                                    13            5,806         4,537
   Separate account liabilities                                                           8             3,403         3,180
                                                                                                  ------------  ------------
       Total liabilities                                                                          $    28,394   $    18,355
                                                                                                  ------------  ------------
Commitments and contingencies (Notes 16 and 17)

SHAREHOLDER'S EQUITY
Commonwealth Annuity and Life Insurance Company's shareholder's equity:
   Common stock, $1,000 par value, 10,000 shares authorized,
     2,526 shares issued and outstanding                                                          $         3   $         3
   Additional paid-in capital                                                                             815           602
   Accumulated other comprehensive income                                                 20              199           318
   Retained earnings                                                                                       36             2
                                                                                                  --------------------------
       Total Commonwealth Annuity and Life Insurance Company's shareholder's equity                     1,053           925
                                                                                                  ------------  ------------
       Total liabilities and shareholder's equity                                                 $    29,447   $    19,280
                                                                                                  ============  ============

SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) CONSOLIDATED STATEMENTS OF OPERATIONS

For the Years Ended December 31,                                                   2013             2012             2011
-----------------------------------------------------------------------------------------------------------------------------
(In millions)

REVENUES                                                          NOTES
                                                                  -----
   Premiums                                                         13     $         62   $           44   $           47
   Universal life and investment product policy fees                13              349              205              195
   Net investment income                                            7               294              235              197
   Net realized investment gains
       Total other-than-temporary impairment ("OTTI") losses        7                 -                -                -
                                                                           --------------------------------------------------
       Net OTTI losses recognized in earnings                                         -                -                -
       Net realized capital gains, excluding net OTTI losses
          recognized in earnings                                    7               147               85              102
                                                                           --------------------------------------------------
   Total net realized investment gains                                              147               85              102
   Other income                                                     15               29               20               20
                                                                           --------------------------------------------------
     Total revenues                                                                 881              589              561
                                                                           --------------------------------------------------
BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses     13              716              339              295
   Amortization of policy acquisition costs                         12               91               27               48
   (Gains)/losses on derivative instruments                         6               (40)             247             (133)
   Other operating expenses                                         15               69               70               67
                                                                           --------------------------------------------------
     Total benefits, losses and expenses                                            836              683              277
                                                                           --------------------------------------------------
     Income/(Loss) before federal income taxes                                       45              (94)             284
                                                                           --------------------------------------------------

FEDERAL INCOME TAX EXPENSE
   Current tax expense/(benefit)                                    10              268               74              (53)
   Deferred tax (benefit)/expense                                   10             (257)            (112)             145
                                                                           --------------------------------------------------
     Total federal income tax expense/(benefit)                                      11              (38)              92
                                                                           --------------------------------------------------
Net income/(loss) attributable to Commonwealth Annuity and Life
Insurance Company                                                          $         34              (56)             192
                                                                           ==================================================


SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

For the Years Ended December 31,                                                2013              2012              2011
-----------------------------------------------------------------------------------------------------------------------------
(In millions)

                                                                         ----------------------------------------------------
Net income/(loss) attributable to Commonwealth Annuity and Life
Insurance Company                                                         $          34                 (56)            192
                                                                         ----------------------------------------------------
Other comprehensive income, before tax:
   Unrealized (losses)/gains on securities for the period                          (104)                541              36
     Less: reclassification adjustment for gains included in net income            (120)                (96)           (101)
                                                                         ----------------------------------------------------
   Unrealized (losses)/gains on available-for-sale securities                      (224)                445             (65)
   Net effect on value of business acquired and deferred acquisition
     costs                                                                           42                 (37)              2
                                                                         ----------------------------------------------------
Other comprehensive (loss)/income, before tax                                      (182)                408             (63)

   Income tax benefit/(expense) related to:
      Net unrealized investment gains/(losses)                                       78                (156)             23
      Net effect on value of business acquired and deferred acquisition
        costs                                                                       (15)                 13              (1)
                                                                         ----------------------------------------------------
         Total income tax benefit/(expense)                                          63                (143)             22
                                                                         ----------------------------------------------------
Other comprehensive (loss)/income, net of tax                                      (119)                265             (41)
                                                                         ----------------------------------------------------
Comprehensive (loss)/income attributable to Commonwealth Annuity and
Life Insurance Company                                                    $         (85)    $           209   $         151
                                                                         ====================================================

SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                          Accumulated                    Total
                                            Additional       Other                      Company
                                  Common     Paid-in     Comprehensive     Retained   Shareholder's
(In millions)                     Stock      Capital         Income        Earnings       Equity
---------------------------------------------------------------------------------------------------

                               --------------------------------------------------------------------
BALANCE AT
DECEMBER 31, 2010               $       3   $     717     $        94     $      61     $     875
                               ====================================================================

Net income

Other comprehensive income -                                                    192           192
  Net unrealized lossses                                          (41)                        (41)
Dividend to shareholder                                                        (160)         (160)
                               --------------------------------------------------------------------
BALANCE AT
DECEMBER 31, 2011               $       3   $     717     $        53     $      93     $     866
                               ====================================================================

Net loss                                                                        (56)          (56)
Other comprehensive income -
  Net unrealized gains                                            265                         265
Dividend to shareholder                          (115)                          (35)         (150)
                               --------------------------------------------------------------------
BALANCE AT
DECEMBER 31, 2012               $       3   $     602     $       318     $       2     $     925
                               ====================================================================

Net income                                                                       34            34
Other comprehensive income -
  Net unrealized losses                                          (119)                       (119)
Dividend to shareholder
Contributions                                     213                                         213
                               --------------------------------------------------------------------
BALANCE AT
DECEMBER 31, 2013               $       3   $     815     $       199     $      36     $   1,053
                               ====================================================================

SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) CONSOLIDATED STATEMENTS OF CASH FLOWS

For the Years Ended December 31,                                                       2013              2012              2011
-----------------------------------------------------------------------------------------------------------------------------------
(In millions)

CASH FLOWS FROM OPERATING ACTIVITIES
 Net income/(loss)                                                            $          34       $      (56)     $         192
 Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
   Changes in fair value of trading fixed maturities                                     47              (22)                (8)
   Net realized investment gains                                                       (148)             (85)              (102)
   Non cash derivative activity                                                         480              366               (117)
   Non cash reinsurance recapture gain                                                 (122)               -                  -
   Net accretion and amortization on investments                                       (181)             (93)               (73)
   Net amortization and depreciation                                                     94               27                 48
   Interest credited to contractholder deposit funds and trust
      instruments supported by funding obligations                                      113               89                 20
   Deferred federal income taxes                                                       (299)             (58)               144
   Change in premiums and notes receivable, net of reinsurance
      premiums payable                                                                 (643)             (93)               113
   Change in deferred acquisition costs                                                 (26)               -                  -
   Change in accrued investment income                                                   17               (3)                12
   Change in policy liabilities and accruals, net                                       315             (109)              (185)
   Change in reinsurance receivable and modified coinsurance                            559              195                 85
   Change in accrued expenses and other liabilities                                     312              (22)                (1)
   Other, net                                                                             -               13                 (3)
                                                                              -----------------  ---------------  -----------------
   Net cash provided by operating activities                                            552              149                125
                                                                              -----------------  ---------------  -----------------
CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from disposals of available-for-sale fixed maturities                     6,220            3,523              2,637
   Proceeds from maturities of available-for-sale fixed maturities                       76               41                 27
   Proceeds from disposals of trading fixed maturities                                  329               93                128
   Proceeds from maturities of trading fixed maturities                                  13                5                  0

   Proceeds from mortgages sold, matured or collected                                   135               43                 39
   Proceeds from disposals of other investments                                         507              536                627
   Reinsurance transactions, net of cash acquired                                       169              698                 27
   Purchase of available-for-sale fixed maturities                                   (5,545)          (3,696)            (2,260)
   Purchase of trading fixed maturities                                                (330)             (70)              (117)
   Purchase of mortgages                                                               (115)               -                  -
   Purchase of other investments                                                       (481)               -                  -
   Other investing activities, net                                                     (726)            (627)              (630)
                                                                              -----------------  ---------------  -----------------
    Net cash provided by investing activities                                           252              546                478
                                                                              -----------------  ---------------  -----------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Settlement of repurchase agreements                                               (1,957)            (694)              (139)
   Proceeds from issuance of repurchase agreements                                    2,463              709                149
   Withdrawals from contractholder deposit funds                                       (794)            (410)              (120)
   Withdrawals from trust instruments supported by funding obligations                    -                -                (16)
   Dividend to shareholder                                                             (150)            (160)              (250)
                                                                              -----------------  ---------------  -----------------
    Net cash used in financing activities                                              (438)            (555)              (376)
                                                                              -----------------  ---------------  -----------------
    Net change in cash and cash equivalents                                             366              140                227
    Cash and cash equivalents, beginning of period                                      618              478                251
                                                                              -----------------  ---------------  -----------------
    Cash and cash equivalents, end of period                                  $         984       $      618       $        478
                                                                              =================  ===============  =================

    Income taxes (paid)/received                                              $         (71)      $      (74)      $         43

SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company (collectively with its subsidiaries, "the Company") is a stock life insurance company organized under the laws of the Commonwealth of Massachusetts, and is a wholly-owned direct subsidiary of Global Atlantic (Fin) Company, a Delaware company ("Finco"). Finco is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited, a Bermuda company ("Global Atlantic" or "GAFG"). The Company insures and reinsures blocks of fixed and variable annuities, universal and variable universal life insurance, traditional life insurance and group retirement products. On April 30, 2013, The Goldman Sachs Group Inc. (collectively with its subsidiaries, "Goldman Sachs") contributed several of its insurance subsidiaries, including the Company, to GAFG, and sold approximately 78% of the ordinary shares of GAFG to third-party investors, none of which owns more than 9.9% of the GAFG ordinary shares. See Note 4 for more information.

2. BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

The consolidated financial statements include the results of operations and financial position of the Company and its subsidiaries. As of December 31, 2013, the Company directly owned all of the outstanding shares of First Allmerica Financial Life Insurance Company ("FAFLIC") and Accordia Life and Annuity Company ("Accordia"). FAFLIC is a Massachusetts domiciled company that insures and reinsures run-off blocks of fixed annuities, traditional life insurance, universal and variable universal life insurance, group retirement products, variable annuities and an exited accident and health business. Accordia is an Iowa domiciled company that underwrites, markets and distributes indexed universal life, universal life and term life products. See Notes 4 and 21 for information on the acquisition of Accordia.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    A. FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments. The Company separates its financial instruments into two categories: cash instruments and derivative contracts. The Company accounts for its financial instruments at fair value, except commercial mortgage loans as discussed below, in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosure." The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Notes 6-8 for further information about investments, investment income and gains and losses and fair value measurements respectively.

Cash instruments include U.S. government and federal agency obligations, asset backed, commercial and residential mortgage backed securities ("structured securities"), investment-grade corporate bonds, state, municipal and provincial obligations, mutual funds held in separate accounts, commercial mortgage loans, and other non-derivative financial instruments.

Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter ("OTC") derivatives, or they may be listed and traded on an exchange ("exchange-traded").

The Company has entered into certain OTC derivatives, primarily equity put options, swaps and interest rate swaptions, to manage certain equity market, credit and interest rate risk. These instruments do not qualify for hedge accounting and are carried at fair value with changes reported as a component of net income.

The Company trades equity futures contracts pursuant to an investment management agreement with a subsidiary of its former parent company, Goldman Sachs Asset Management, L.P. ("GSAM"). These exchange-traded futures are traded through a regulated exchange and positions are carried at fair value with changes reported as components of net income. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk to the Company.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Depending on the nature of the derivative transaction, the Company maintains Credit Support Agreements ("CSA") with each counterparty, including affiliates. In general, the CSA sets a minimum threshold of exposure that must be collateralized.

    B. VALUATION OF INVESTMENTS

The Company accounts for its fixed maturity and equity security investments at fair value. Fixed maturities and equity securities may be classified as either available-for-sale or trading. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. Trading securities are carried at fair value, with unrealized gains and losses reported in net investment income. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in net investment income.

Commercial mortgage loans ("CML's") acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CML's held by the Company are diversified by property type and geographic area throughout the United States. CML's are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses. The Company estimates an allowance for loan and lease losses ("ALLL") representing potential credit losses embedded in the CML portfolio. The estimate is based on a consistently applied analysis of the loan portfolio and takes into consideration all available information, including industry, geographical, economic and political factors. See Note 6 for further information on CML's.

Policy loans represent loans the Company issues to contractholders which are fully collateralized by the cash surrender value of associated life insurance policies. Policy loans are carried principally at unpaid principal balances. Interest income on such loans is recognized as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the associated policy's anniversary date.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under FASB ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Non Traditional Long Duration Contracts and for Separate Accounts," are reported as a component of revenues based upon specific identification of the investment assets sold. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under FASB ASC 944-80 accrue to and are borne by the contract holder.

The Company recognizes OTTI for securities classified as available-for-sale in accordance with FASB ASC Topic 320, "Investments-Debt and Equity Securities." At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer's ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered other-than-temporarily impaired and that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and non-credit loss. Credit losses are charged to net realized investment losses and non-credit losses are charged to other comprehensive income.

The credit loss component is the difference between the security's amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security's fair value and the present value of its expected future cash flows is the non-credit loss. For corporate bonds both historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models rather than incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-volume ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market securities, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. The Company also invests cash in overnight tri-party reverse repurchase agreements, in which the Company receives investment grade, highly liquid securities as collateral from counterparties. None of these assets are restricted or segregated for specific business reasons.

     D. DAC AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions and other costs that are directly related to the successful acquisition of new or renewal insurance contracts. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments.

Acquisition costs related to traditional life products are amortized in proportion to premium revenue recognized. Acquisition costs and sales inducements related to variable annuity products and universal and variable universal life insurance products are amortized in proportion to total estimated gross profits ("EGPs") from investment yields, mortality, surrender charges and expense margins over the deemed economic life of the contracts. DAC and DSI amortization on non-traditional products is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs related to the reinsurance of fixed annuities are amortized in proportion to the reduction in contractholder deposit funds.

The carrying amount of DAC is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. See Note 12 for further information about DAC.

     E. REINSURANCE

Reinsurance accounting is applied for ceded and assumed transactions when the risk transfer provisions of FASB ASC 944-40, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting.

With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheets. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. There were no amounts deemed uncollectible at December 31, 2013 and 2012, respectively. See Note 13 for further information about reinsurance.

     F. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be recoverable in accordance with FASB ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     G. VOBA

VOBA represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the purchased in-force insurance contract liabilities. VOBA is amortized over the life of the policies in relation to the emergence of EGP's from surrender charges, investment income, mortality net of reinsurance ceded and expense margins and actual realized gain/(loss) on investments. The economic life of the universal life and variable universal life block of policies is estimated at between 30 and 60 years, depending on product and is amortized accordingly. VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

As a result of the FAFLIC business acquisition, negative VOBA was recognized, reducing the carrying value of the acquired in-force insurance liabilities, except for the Closed Block participating policies ("Closed Block"), to fair value. Since the acquired contracts do not have any future premiums, negative VOBA is amortized in proportion to the change in the underlying reserves.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. See Note 12 for further information about VOBA.

     H. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable universal life insurance contractholders and certain pension funds. Assets consist principally of mutual funds at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts which are presented as a component of Universal life and investment product policy fees in the Consolidated Statements of Operations. See Note 5 for further information about liabilities for minimum guarantees under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and Separate Accounts."

Separate account assets representing contractholder funds are measured at fair value and reported as a summary total in the Consolidated Balance Sheets, with an equivalent summary total reported for related liabilities.

     I. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health insurance policies. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. The liabilities associated with the FAFLIC Closed Block traditional life insurance policies are determined using a fair value approach. The fair value is computed using a number of assumptions including asset fair values and market participant assumptions for such items as the Company's credit risk, discount rates, expenses, and capital requirements. The liabilities associated with assumed life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.25 % to 11.25 % for annuities and 2.5 % to 6.5 % for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards.

Liabilities for universal life, variable universal life, fixed annuities and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative and surrender charges. Universal life and variable universal life fund balances are also assessed mortality charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. See
Note 5 for further information about liabilities for minimum guarantees.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported as of the balance sheet date. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. See Note 14 for further information about outstanding claims, losses and loss adjustment expenses.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and earnings on their fund balances as of the balance sheet date.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

The Company established liabilities for amounts payable under insurance policies, including traditional life insurance and term life insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate for the respective product. These assumptions include provisions for adverse deviations, are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block-of-business basis. For traditional long duration insurance contracts, assumptions such as morality, morbidity and interest rates are 'locked in' upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the Company to establish premium deficiency reserves. Premium deficiency reserves occur when the gross premiums are lower than the required U.S. GAAP premium to fund the future policyowner benefits. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 2.0% to 7.5% and mortality rated guarantee in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

Future policy benefit liabilities for nonparticipating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to the mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2.0% to 7.5%.

Future policy benefit reserves for fixed indexed universal life with returns linked to the performance of a specified market index are equal to the sum of the fair value of the embedded derivatives and the host (or guaranteed) component of the contracts. The change in the fair value of the embedded derivative is linked to the performance of the equity option. The host value is established at inception of the contract and is equal to the total account value less embedded derivative and accreted over the policy's life at a constant rate of interest. Future policy benefits reserves for fixed indexed annuities earning a fixed rate of interest and other deferred annuity products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. For the year ended December 31, 2013, interest credit rates for those products ranges from 2.0% to 5.0% for indexed universal life.

The Company holds additional liabilities for its no lapse guarantees (associated with universal life type products) which are accounted for in accordance with FASB ASC 944-20, Financial Services - Insurance - Insurance Activities (formerly SOP03-1).

Policy and contract claims include amounts payable relating to in course of settlement (ICOS) and incurred but not reported (IBNR) claim liabilities.

ICOS claim liabilities are established for policies when the Company is notified of the death of the policyholder but the claim has not been paid as of the reporting date.

IBNR claim liabilities are determined using studies of past experience and are estimated using actuarial estimates of historical claims expense, adjusted for current trends and conditions. These estimates are continually reviewed and the ultimate liability may vary significantly from the amount recognized, which are reflected in net income in the period in which they are determined.

Changes in policy and contract claims are recorded in Policy benefits, claims, losses and loss adjustment expenses in the Consolidated Statements of Operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     J. PREMIUMS, FEE REVENUES AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid claims, amortization of the value of business acquired and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges.

Revenues for universal life and investment products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life and fixed annuity fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 12 for further information on DAC and Note 5 for further information on deferred sales inducements.

     K. CLOSED BLOCK

The Company's wholly-owned subsidiary, FAFLIC, established and began operating a FAFLIC Closed Block for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995.

The purpose of the FAFLIC Closed Block is to benefit certain classes of policies and contracts for which the Company has a dividend scale payable. Unless the Commonwealth of Massachusetts Commissioner of Insurance (the "Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the expiration of in-force Closed Block policies. FAFLIC allocated to the FAFLIC Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block, are reasonably sufficient to support the FAFLIC Closed Block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. FAFLIC expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for the FAFLIC Closed Block will be set accordingly.

Although the assets and cash flow generated by the FAFLIC Closed Block inure solely to the benefit of the holders of policies included in the FAFLIC Closed Block, the excess of FAFLIC Closed Block liabilities over FAFLIC Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the FAFLIC Closed Block which may be recognized in income over the period the policies and contracts in the FAFLIC Closed Block remain in-force. In the event that the FAFLIC Closed Block's assets are insufficient to meet the benefits of the FAFLIC Closed Block's benefits, general assets would be utilized to meet the contractual benefits of the FAFLIC Closed Block's policyowners.

The Company elected the fair value option to measure its FAFLIC Closed Block obligations. Profitability attributable to the FAFLIC Closed Block is ultimately paid to the policyholders via policy dividends. As approved by the Massachusetts Division of Insurance on August 1, 2013, the Company's dividend payable formulas are set by the Company's Board of Directors in the first quarter of the calendar year and payable on or about August 1 in that year. A trading fixed maturity portfolio was established to back the FAFLIC Closed Block policy liabilities to match fair value asset and liability movements.

The Company acquired a Closed Block of policies as part of the transaction with Athene Holding Ltd. (See Note 4 for further information). The Indianapolis Life Insurance Company ("ILICO") Closed Block is made up of participating policies, consisting of certain individual life insurance participating policies. The ILICO Closed Block was established September 18, 2000 pursuant to the Indy Life Plan of Conversion and operates in accordance with the Indy Life Closed Block Memorandum.

Insurance policies which had a dividend scale in effect as of the establishment date are included in the ILICO Closed Block. The ILICO Closed Block was designed to give reasonable assurance to owners of insurance policies included therein that assets would be available to maintain the dividend scales and interest credits in effect prior to the reorganization, if the experience underlying such scales and crediting continued. The assets, including related revenue, allocated to the ILICO Closed Block will accrue solely to the benefit of the policyowners included in the ILICO Closed Block until the ILICO Closed Block no longer exists.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company will continue to pay guaranteed benefits under all policies, including policies included in the ILICO Closed Block, in accordance with their terms. In the event that the ILICO Closed Block's assets were insufficient to meet the benefits of the ILICO Closed Block's guaranteed benefits, general assets would be utilized to meet the contractual benefits of the ILICO Closed Block's policyowners.

All assets in the ILICO Closed Block will ultimately be paid out in policyholder benefits. In addition to the value of the policyholder liabilities, a provision is made in the fair value liability to reflect commissions and expenses incurred by the Company to support the ILICO Closed Block liabilities. The full fair value liability of the ILICO Closed Block is the fair value of assets plus the present value of future commissions and expenses determined in the actuarial appraisal model.

Although the assets and cash flow generated by the ILICO Closed Block inure solely to the benefit of the holders of policies included in the ILICO Closed Block, the excess of ILICO Closed Block liabilities over ILICO Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the ILICO Closed Block which may be recognized in income over the period the policies and contracts in the ILICO Closed Block remain in-force.

The Company elected the fair value option on policies making up the ILICO Closed Block. Profitability attributable to the ILICO Closed Block is ultimately paid to the policyholders via policy dividends. Dividend payable formulas are set before the outset of the calendar year, and adverse investment performance does not change the dividend liability to the policyholders. A trading fixed maturity portfolio was established to back the ILICO Closed Block policy liabilities to match fair value asset and liability movements.

The Company also took on certain obligations relating to a Closed Block of business originating from the former Amerus Life Insurance Company ("Amerus"). The Amerus Closed Block has been ceded to the Company on an excess of existing reinsurance basis. The only risk transferred to the Company as of the acquisition date is a tail risk that the assets in the Closed Block are insufficient to pay policyholder liabilities. These obligations include the responsibility to pay for the expenses related to that Closed Block. A liability for this obligation is determined equal to the present value of the expenses discounted at current risk free rates with a provision for the Company's own credit. The liability also includes a provision for any cost of capital related to the obligation.

See Notes 8 and 9 for further information about the Company's Closed Blocks.

   L. RECENT ACCOUNTING DEVELOPMENTS

INCLUSION OF THE FED FUNDS EFFECTIVE SWAP RATE (OR OVERNIGHT INDEX SWAP RATE) AS A BENCHMARK INTEREST RATE FOR HEDGE ACCOUNTING PURPOSES (ASC 815): In July 2013, the FASB issued ASU No. 2013-10, "Derivatives and Hedging (Topic 815): Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes". ASU No. 2013-10 provides new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Additionally, this new guidance removes the restriction on using different benchmark rates for similar hedges. ASU No. 2013-10 is effective prospectively for qualifying new or redesignated hedging relationship entered into on or after July 17, 2013. The adoption did not have a material impact on the Company's financial condition, results of operations or cash flows.

DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES (ASC 210): In December 2011, the FASB issued ASU No. 2011-11, "Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities." In February 2013, the FASB issued ASU 2013-01, "Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities", which amended ASU No. 2011-1. ASU No. 2013-01 clarifies that ordinary trade receivables and receivables are not in the scope of ASU No. 2011-11. ASU No. 2011-11 applies only to derivatives, repurchase agreements and reverse purchase agreements. ASU No. 2011-11 requires disclosure of the effect or potential effect of offsetting arrangements on the Company's financial position as well as enhanced disclosure of the rights of setoff associated with the Company's recognized assets and recognized liabilities. ASU No. 2011-11 and ASU No. 2013-01 were effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Since these amended principles require only additional disclosures concerning offsetting and related arrangements, adoption did not affect the Company's financial condition, results of operations or cash flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PRESENTATION OF AN UNRECOGNIZED TAX BENEFIT WHEN A NET OPERATING LOSS CARRYFORWARD, A SIMILAR TAX LOSS, OR A TAX CREDIT CARRYFORWARD EXISTS (ASC 740):
The FASB issued ASU No.2013-11, "Income taxes (Topic 740): Presentation of Unrecognized Tax Benefit when a Net Operating Loss Carryforward, a similar Tax loss or a Tax Credit exists". The amendments requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carried forward, except to the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date. The unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The amendments are effective for fiscal years and interim periods beginning after December 15, 2013. Adoption of ASU No. 2013-11 is not expected to have a material effect on the Company's financial condition, results of operations or cash flows.

REPORTING OF AMOUNTS RECLASSIFIED OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (ASC 220): The FASB issued ASU No. 2013-02, "Comprehensive Income (Topic 220):
Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income." The amendments require an entity to report amounts reclassified out of accumulated other comprehensive income, by component, that are reclassified directly to net income in the same reporting period. Adoption of ASU No. 2013-02 did not have an effect on the Company's financial condition, results of operations or cash flows. See Note 20 for the impacts of adoption of ASU No. 2013-02.

TESTING INDEFINITE-LIVED INTANGIBLE ASSETS FOR IMPAIRMENT (ASC 350): The FASB issued ASU No. 2012-02, "Intangibles-Goodwill and Others (Topic 350): Testing indefinite Lived Assets for Impairment", effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that, the indefinite-lived intangible asset is impaired. In this ASU, an entity also has the option to bypass the qualitative assessment and proceed directly to performing the quantitative impairment test. Adoption of ASU No. 2012-02 did not have an effect on the Company's financial condition, results of operations or cash flows.

ACCOUNTING FOR CERTAIN RECEIVE-VARIABLE, PAY-FIXED INTEREST RATE SWAPS - SIMPLIFIED HEDGE ACCOUNTING APPROACH (ASC 815): In January 2014, the FASB issued ASU No. 2014-03, "Derivatives and Hedging (Topic 815): Accounting for Certain Receive-Variable, Pay-Fixed Interest Rate Swaps - Simplified Hedge Accounting Approach." ASU No. 2014-03 addresses concerns of private company stakeholders by providing an additional hedge accounting alternative within Topic 815 for certain types of swaps that are entered into by a private company for the purpose of economically converting a variable-rate borrowing into a fixed-rate borrowing. This additional hedge accounting alternative acts as a practical expedient to qualify for cash flow hedge accounting under Topic 815 if certain conditions are met. ASU No. 2014-03 is effective for annual periods beginning after December 2014, and interim periods within annual periods beginning after December 15, 2015, with early adoption permitted. The Company does not expect the adoption of this new guidance to have a material impact on its financial position, results of operations or cash flows.

OBLIGATIONS RESULTING FROM JOINT AND SEVERAL LIABILITY ARRANGEMENTS FOR WHICH THE TOTAL AMOUNT OF THE OBLIGATION IS FIXED AT THE REPORTING DATE (ASC 405): In February 2013, the FASB issued ASU No. 2013-04, "Liabilities (Topic 405):
Obligations Resulting from Joint and Several Liability Arrangements for Which the total Amount of the Obligation is Fixed at the Reporting Date." ASU No. 2013-04 requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. Additionally, ASU No. 2013-04 requires an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. ASU No. 2013-04 is effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The Company does not expect the adoption of this new guidance to have a material impact on its financial position, results of operations or cash flows.

     M. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   N. GOODWILL AND OTHER INTANGIBLE ASSETS

As a result of the acquisition of Accordia, the Company recognizes an asset for goodwill which represents the excess of cost over the fair value of net assets. Goodwill is pushed down to the appropriate reporting unit and is tested for impairment at the reporting unit level.

The Company recognizes an intangible asset for state licenses acquired as a result of business combinations. The state license intangibles are not amortized. As of December 31, 2013 and December 31, 2012, the Company state license intangibles were $7 million and $5 million, respectively. The Company has a gross intangible asset of $4 million related to distribution relationships in the form of agents and channels through which the Company sells products. This intangible asset is being amortized over 5 years. Accumulated amortization of the intangible asset was $0.2 million as of December 31, 2013. The Company recorded amortization expense of $0.2 million for the period ended December 31, 2013. Estimated future amortization of the distribution intangible is $1 million for 2014, 2015, 2016 and 2017. See Notes 15 and 21 for more information.

   O. UNEARNED REVENUE RESERVE (URR)

The Company receives certain revenues from universal life insurance products which are deferred to future periods. The amount deferred is equal to the excess of the revenue collected over the ultimate future level of these revenues. A liability for this unearned revenue is established and amortized consistently with the amortization of DAC on similar products. See Note 12 for further information about URR.

   P. VARIABLE INTEREST ENTITY (VIE)

In the ordinary course of business, the Company invests in certain property limited liability companies and other entities subject to VIE analysis under the VIE subsections of ASC 810, Consolidations. The Company analyzes each investment to determine whether it is a VIE, and if so, whether the Company is the primary beneficiary or a significant interest holder based on the qualitative and quantitative assessment. The Company evaluates the design of the entity, the risks to which the entity was designed to expose the variable interest holder and the extent of the Company's control of and variable interest in the VIE. See Notes 4, 6 and 8 for more information.

4. SIGNIFICANT TRANSACTIONS

On October 1, 2013 the Company closed the transaction to assume what was previously the life insurance business of Aviva USA from Athene Holding Ltd. The transaction was consummated through the purchase of a shell company from Athene Holding Ltd. and multiple reinsurance agreements with Aviva Life and Annuity Company ("ALAC") and Aviva Life and Annuity Company of New York ("ALACNY"), both wholly owned subsidiaries of Athene Holding Ltd., and multiple service agreements (together, with the purchase of the shell company and multiple reinsurance agreements, the "Accordia acquisition"). Two wholly owned subsidiaries, Accordia and FAFLIC, assumed the life business from ALAC and ALACNY respectively. The Company accounted for this transaction as a business combination under ASC 805 Business Combinations. See Note 21 for more information.

Effective April 30, 2013, Goldman Sachs restructured its insurance business and contributed several of its insurance subsidiaries, including the Company, to GAFG. The Company became a wholly owned subsidiary of Finco, which is a wholly owned indirect subsidiary of GAFG. As part of the restructuring and contribution, the Company recaptured certain blocks of business it had previously ceded to Goldman Sachs affiliates. Effective April 1, 2013, the Company recaptured approximately $5.0 billion in reserves and received a ceding commission of $39 million from these affiliates. See note 13 for more information.

Effective April 1, 2013, the Company entered into new reinsurance agreements with Commonwealth Annuity and Life Reinsurance Company ("CwA Re") a Bermuda domiciled affiliate. In connection with these new reinsurance agreements, the Company ceded approximately $5.7 billion of reserves and paid a ceding commission of $108 million. The Massachusetts Division of Insurance approved these transactions. See note 13 for more information.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

4. SIGNIFICANT TRANSACTIONS (CONTINUED)

On August 12, 2013, the Company, through a consolidated affiliate, ARC Rail 2013-1, LLC ("ARC Rail") a Delaware limited liability company, purchased a portfolio of 3,641 railcars with existing leases for $79 million from a group of companies under common ownership by Perrella Weineberg Partners. Additionally, on August 12, 2013, the Company entered into management servicing agreement with Infinity Asset Management, LLC, a Georgia limited liability company ("Infinity Asset Management") in which Infinity Asset Management will provide management, operating, maintenance and other railcar services for the Company. Infinity Asset Management is an affiliate of Perrella Weineberg Partners.

On April 26, 2013, the Company, through a consolidated affiliate, ARC Finance 2013-1, LLC ("ARC Finance") a Delaware limited liability company, purchased a portfolio of 145 life settlement policies ("LS") and 206 single premium annuities ("SPIA") for $164 million and $198 million, respectively. The Company is required to make scheduled premium payments into the LS in order to receive the death benefit payment associated with the LS upon death of the referenced life. The SPIAs were purchased in conjunction with the LS and are tied to the same referenced lives, whereby the SPIA payments received effectively fund the required LS premium payments discussed previously. Additionally, at separation from GS, the Company purchased 24 LS with an aggregated purchase price of $41 million. This block ("unhedged LS") was not purchased through a consolidated affiliate and does not have SPIAs tied to the referenced lives as a source of funding for the LS. See Notes 6 and 8 for further information.

Effective July 1, 2012, the Company ceded via funds withheld coinsurance, 90% of a block of its fixed annuity business to a Goldman Sachs affiliate, Arrow Reinsurance Company, Limited, a Bermuda domiciled Reinsurance Company ("Arrow Re"). In connection with this transaction, the Company incurred a negative ceding commission of $67 million. The transaction was approved by the Massachusetts Division of Insurance. See Note 13 for further information on reinsurance.

Effective July 1, 2012, the Company entered into an agreement with a third party whereby the Company recaptured a ceded block of universal life business with reserves of approximately $385 million. In connection with this transaction, the Company incurred recapture fees of $44 million. The Company also received approximately $301 million in cash as part of this transaction. See Note 13 for further information on reinsurance.

Effective July 1, 2012, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.6 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $161 million. The Company received approximately $1.5 billion of available-for-sale fixed maturities and $272 million of cash. See Note 13 for further information on reinsurance.

Effective June 30, 2012, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $41 million. The Company received approximately $1.2 billion of available-for-sale fixed maturities, $240 million of commercial mortgage loan assets and $125 million in cash. See Note 13 for further information on reinsurance.

Effective July 1, 2011, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $21 million.
The Company received approximately $1.2 billion of available-for-sale fixed maturities, $239 million of commercial mortgage loan assets and $27 million in cash. See Note 13 for further information on reinsurance.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. LIABILITIES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following table summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however, modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

       For the Years Ended December 31,                                    2013           2012
       ----------------------------------------------------------------------------------------

       (IN MILLIONS)

       Beginning balance                                         $          245    $       254
       Provision for GMDB:
                GMDB expense incurred                                        38             39
                Volatility (1)                                              (31)            17
                                                                -------------------------------
                                                                              7             56
       Claims, net of reinsurance:
                Claims from policyholders                                   (52)           (65)
                Claims ceded to reinsurers                                   37             54
                                                                -------------------------------
                                                                            (15)           (11)
       GMDB reinsurance premium                                             (41)           (54)
                                                                -------------------------------
       Ending balance                                            $          196    $       245
                                                                ===============================

 (1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the contract holders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2013 and 2012.

   - The projection model uses 500 stochastically scenarios with mean total return ranging from 2% per annum for money market funds to 5% per annum for bond fund to 8% for equities.

   - For equities, one factor local volatility lognormal model was used to generate index returns, whereas on the rates front one factor normal was used.

   - Equity implied volatilities by duration graded from OTC quotes on the front to historical volatilities on the back. For the year ended December 31, 2013, equity volatilities ranged from 11% to 27%, depending on index and term. For rates volatility, risk-neutrals volatilities were used.

   - The mortality assumptions are factors of an industry standard mortality table based on company experience varying by age and gender. Mortality improvement of 1% per year for 10 years is assumed.

   - The full surrender assumption was changed in 2012 to incorporate anti-selective policyholder behavior. Specifically, a dynamic lapse function was incorporated that assumes policyholders are more/less likely to lapse when their guaranteed benefit is more out/in the money. The base (pre dynamic adjustment) lapse assumption is 12%. This dynamic lapse function was developed using the Company's historical behavior.

   - The partial withdrawal rate assumption varies by tax-qualified status and attained age. Total projected partial withdrawals are from 6% - 7% for all years.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. LIABILITIES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2013 and 2012. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

December 31,
(in millions, except for contractholder information)                  2013              2012
---------------------------------------------------------------------------------------------
Net deposits paid
   Account value                                              $      3,086      $      2,577
   Net amount at risk                                         $          8      $         13
   Average attained age of contractholders                              65                64
Ratchet (highest historical account value at specified
    anniversary dates)
   Account value                                              $        618      $        593
   Net amount at risk                                         $         35      $         53
   Average attained age of contractholders                              69                69
Roll-up (net deposits accumulated at a specified rate)
   Account value                                              $         31      $         30
   Net amount at risk                                         $         15      $         20
   Average attained age of contractholders                              81                80
Higher of ratchet or roll-up
   Account value                                              $      2,239      $      2,145
   Net amount at risk                                         $        810      $      1,140
   Average attained age of contractholders                              76                76
Total of guaranteed benefits categorized above
   Account value                                              $      5,975      $      5,345
   Net amount at risk                                         $        868      $      1,226
   Average attained age of contractholders                              70                69
     (weighted by account value)                                   118,531           121,968
Number of contractholders

UNIVERSAL LIFE (UL) AND INDEXED UNIVERSAL LIFE (IUL)

The majority of the business assumed from Aviva Life and Annuity Company is Universal Life ("UL") and Indexed Universal Life ("IUL"). That business is governed by ASC 944 FINANCIAL SERVICES - INSURANCE. A portion of the UL business has a no lapse guarantee ("NLG") feature and exhibits a pattern of earnings of profits followed by losses. An additional reserve per ASC 944-20, FINANCIAL SERVICES - INSURANCE - INSURANCE ACTIVITIES is held for the NLG business. Also, a portion of the IUL business is indexed to equity indices. The embedded derivative related to the index is bifurcated and valued per ASC 815-15 DERIVATIVES AND HEDGING-EMBEDDED DERIVATIVES.

ASC 815 requires that all derivative instruments be measured at fair value. Thus, any premiums allocated to indexed strategies are bifurcated into a Host Contract and an Embedded Derivative component, where the Value of the Embedded Derivative ("VED") is fair valued. Policies are re-bifurcated at the end of each index period. The indexed business has index periods of either 5 or 6 years. One year strategies use a series of 5 one year periods and two years strategies have a series of 3 two year periods. As of each index period, the account value is projected to the end of the next index period assuming the future index credits return the amount spent. The account value is also projected to the end of the index period assuming policy interest guarantees. No policy deductions are used. The difference between the indexed accumulation and the guaranteed interest accumulation is determined at each policy anniversary until the end of the index period. These differences are discounted back to the current anniversary date to determine the VED. The discount rate equals the forward treasury curve plus an "own credit spread" reflecting the company's credit rating. The Host Contract is set equal to the policy's accumulated value less the VED. On each valuation date, the current market value of the index is projected forward to the end of the index period assuming future index credits return the amount that is spent. The Host Contract is accumulated to the valuation date using an accrual rate sufficient to bring the Host Contract value to the guaranteed account value by the end of the index period. The ASC 815 reserve on the valuation date is equal to the VED plus the Host Contract value.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. LIABILITIES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The reserve determined under ASC 944 is determined such that the reserve is built up with profits in the early years and released when earnings become negative. A stochastic Asset/Liability Model is used which incorporates the full inventory of assets and the NLG liabilities. 500 interest rate and equity return scenarios are generated using the Goldman Sachs rate generator. These interest rates are used to drive the yield on new investments, as well as dynamic lapse rates which vary based on the relationship between new money rates and current credited rates on the liabilities. All sources of policy holder revenue are used to develop the ASC 944 liability (full assessment approach). For each scenario, a benefit ratio is determined equal to the present value of future benefits due to the NLG feature divided the present value of future assessment. The discount rate used is the same as that used in the DAC calculation which is equal to the credited rate at the time the business was acquired by Accordia. The reserve is determined for any point in time equal to the accumulated value of the assessments times the benefit ratio less the accumulated value of the benefits paid due to the NLG feature. An average of the reserves over all scenarios is determined and used for the ASC 944 reserve.

The specific sources of revenue used in the determination of full assessments are COI's, expense loads, surrender charges collected and investment margin (investment income less amounts credited to the account value).

The benefits taken into account in determining the benefit ratio are the death benefits paid after the account value becomes negative.

The following table shows the balances of the ASC 815 and 944 reserves reported in future policy benefits on the balance sheet:

          December 31,                                       2013
       --------------------------------------------------------------
          (IN MILLIONS)
          ASC 815 reserves - host contract                 $  3,164
          ASC 815 reserves - embedded derivative           $    587
          ASC 944 reserves                                 $    507



GUARANTEED MINIMUM INCOME BENEFIT

The Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2013 was $3 million with a benefit paid of approximately $1 million for the year ended December 31, 2013. The GMIB liability as of December 31, 2012 was $6 million with a benefit paid of approximately $2 million for the year ended December 31, 2012. Similar to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments.

The following reflects the changes to the deferred sales inducement asset:

For the years ended December 31,                       2013            2012
----------------------------------------------------------------------------
(IN MILLIONS)
Balance at beginning of year                   $          -   $           -
Acquisition expenses deferred                             1               1
Reinsurance ceded                                        (1)             (1)
                                               -----------------------------
Balance at end of year                         $          -   $           -
                                               =============================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. LIABILITIES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to a third party was assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are recorded as a modified coinsurance receivable, which is included within recoverable from reinsurers. See Note 13 for further information on reinsurance.

The Company had the following variable annuities with guaranteed minimum returns:


       December 31,                                    2013            2012
       ------------------------------------------------------------------------
       (IN MILLIONS)
       Account value                             $       13      $       15
       Range of guaranteed minimum return rates  2.8 - 3.5%      2.8 - 3.5%

Account balances of these contracts with guaranteed minimum returns were invested as follows:



     December 31,                                   2013            2012
     --------------------------------------------------------------------
     (IN MILLIONS)
     Asset Type:
        Fixed maturities                  $           22    $         24
        Cash and cash equivalents                      1               2
                                        ---------------------------------
     Total                                $           23    $         26
                                        =================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS

   A. FIXED MATURITIES

The amortized cost and fair value for fixed maturities were as follows:

AVAILABLE-FOR-SALE FIXED MATURITIES
--------------------------------------------------------------------------------------------------------
                                                                   GROSS          GROSS
                                                   AMORTIZED     UNREALIZED     UNREALIZED      FAIR
DECEMBER 31, 2013                                    COST          GAINS          LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
  and agency securities                            $      303    $          8  $       (39)  $      272
States and political subdivision securities             1,084              38          (31)       1,091
Foreign government securities                               7               -           (1)           6
Emerging markets securities                                16               -            -           16
Corporate fixed maturities                              4,589              83          (65)       4,607
Structured securities                                   5,068             398          (39)       5,427
                                                  ------------------------------------------------------
Total available-for-sale fixed maturities          $   11,067     $       527  $      (175)  $   11,419
                                                  ======================================================

AVAILABLE-FOR-SALE FIXED MATURITIES
--------------------------------------------------------------------------------------------------------
                                                                   GROSS          GROSS
                                                   AMORTIZED     UNREALIZED     UNREALIZED      FAIR
DECEMBER 31, 2012                                    COST          GAINS          LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
  and agency securities                            $      441     $      35   $       (4)  $      472
States and political subdivision securitites              454            73           (1)         526
Foreign government securities                               2             0            -            2
Corporate fixed maturities                              2,086           146           (3)       2,229
Structured securities                                   3,581           340          (10)       3,911
                                                  ------------------------------------------------------
Total available-for-sale fixed maturities           $   6,564     $     594   $      (18)  $    7,140
                                                  ======================================================

At December 31, 2013 and 2012, the amortized cost and fair value of the assets on deposit with various state and governmental authorities were $132 million and $142 million, and $140 million and $169 million, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged or received as collateral. At December 31, 2013 and 2012, cash and fixed maturities held as collateral were $44 million and $47 million, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Structured securities are included in the category representing their contractual maturity.

The maturity distribution for available-for-sale fixed maturity securities is as follows:


AS OF DECEMBER 31, 2013                   AMORTIZED COST        FAIR VALUE
-------------------------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                 $               86  $             86
Due after one year through five years                  447               459
Due after five years through ten years               1,093             1,120
Due after ten years                                  9,441             9,754
                                        ------------------- -------------------
Total                                   $           11,067  $         11,419
                                        =================== ===================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

   B. COMMERCIAL MORTGAGE LOANS

The maturity distribution for commercial mortgage loans is as follows:

AS OF DECEMBER 31, 2013             AMORTIZED COST
-----------------------------------------------------
(IN MILLIONS)
2014                                $             48
2015                                              65
2016                                              18
2017                                              26
2018                                              36
2019 and thereafter                              626
                                  -------------------
   Total                             $           819
                                  ===================

Actual maturities could differ from contractual maturities, because borrowers may have the right to prepay with or without prepayment, penalties and loans may be refinanced.

The Company individually and collectively evaluates all its mortgage loans for impairment. The credit quality indicator for the Company's CML's is an internal measure based on the borrower's ability to pay and the value of the underlying collateral. The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected. There were no loans in arrears as of December 31, 2013. The Company's ALLL allowance was $4 million as of December 31, 2013. There were no loans in arrears and the Company's ALLL allowance was $7 million as of December 31, 2012.

The Company diversifies its commercial mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The following tables present the Company's CML's by geographic region and property type.



AMORTIZED COST AS OF DECEMBER 31,         2013                 2012
-----------------------------------------------------------------------
(IN MILLIONS)
 Pacific                          $           185     $            106
 South Atlantic                               177                  116
 Middle Atlantic                              118                   81
 East North Central                           105                   25
 Mountain                                     101                   30
 West South Central                            43                    -
 West North Central                            41                   11
 Multi-Region                                  25                    2
 East South Central                            13                   11
 New England                                   11                    4
                                  ----------------    -----------------
   Total by Region                $           819     $            386
                                  ================    =================


AMORTIZED COST AS OF DECEMBER 31,         2013                 2012
-----------------------------------------------------------------------
(IN MILLIONS)
Retail                            $           214     $            111
Office Building                               202                  141
Apartment                                     176                   45
Industrial                                     90                    -
Mixed use                                      52                    -
Warehouse                                      49                   69
Hotel/Motel                                    33                    -
Other Commercial                                3                   20
                                  ----------------    -----------------
   Total by Property Type         $           819     $            386
                                  ================    =================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS

The Company manages its risk through the purchase of equity derivative put options, swaps and equity futures used to protect against increases in GMDB liability in the event that the market declines; trading in interest rate derivatives to manage certain guaranteed crediting rate risks; and trading in credit derivatives to manage counterparty risk on reinsurance transactions. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

The Company has embedded derivatives related to reinsurance contracts that are accounted for on a modified coinsurance basis. Under such arrangements, the ceding company owns the assets backing the liabilities and transfers the investment returns on the pool of assets to the reinsurer; the reinsurer records a "modco" loan receivable for the assets held by the ceding company. An embedded derivative exists because the arrangement exposes the reinsurer to third-party credit risk.

The Company shares in the economic performance of Standard and Poor's call options used to hedge equity indexed life insurance contracts assumed via funds withheld reinsurance.

The Company does not employ hedge accounting.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and the Company's policies and procedures.

The fair value of the derivative assets and liabilities were as follows:

AS OF DECEMBER 2013
---------------------------------------------------------------------------------------------------------------------
(In millions, except number of contracts)                               Derivative      Derivative         Number Of
                                                                          Assets        Liabilities        Contracts
                                                                      -----------------------------------------------
DERIVATIVE CONTRACTS
      Interest rate contracts                                             $        22  $           -               6
      Equity market contracts                                                      23              -         276,358
      Futures contracts                                                            34              5          14,494
      Embedded derivatives- modco loans                                            97  $         328               4
                                                                      -----------------------------------------------
      Gross fair value of derivative contracts                            $       176  $         333         290,862
                                                                      ===============================================
      Funds withheld reinsurance receivable                                     1,266                              3
      Fair value included within total assets                             $     1,442                        290,865
                                                                      ================                ===============

      Embedded derivative- IUL product                                                           587               1
      Fair value included within total liabilities                                     $         920               9
                                                                                       ==============================

As of December 2012
---------------------------------------------------------------------------------------------------------------------
(In millions, except number of contracts)                               Derivative      Derivative         Number of
                                                                          Assets        Liabilities        Contracts
                                                                      -----------------------------------------------
DERIVATIVE CONTRACTS
      Equity market contracts                                             $        22  $           -         571,720
      Interest rate contracts                                                      48              -          13,239
      Foreign currency contracts                                                    0              -               1
      Embedded derivatives- modco loans                                            98            283               4
                                                                      -----------------------------------------------
      Gross fair value of derivative contracts                            $       168  $         283         584,964
                                                                      ===============================================

      Fair value included within total assets                             $       168                        584,964
                                                                      ================                ===============

      Fair value included within total liabilities                                     $         283               4
                                                                                       ==============================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

   C. DERIVATIVE INSTRUMENTS (CONTINUED)

The derivative gains and losses for the year ended December 31, 2013 are reported as follows:

                                                                                                     Amount of (loss)/gain
                                                  Location of gain/(loss) recognized in             recognized in income on
Derivative contracts                              income on derivatives                                   derivatives
--------------------------------------------------------------------------------------------------------------------------------
General account derivatives                       Net realized investment gains/(losses)                        $            15
Foreign Currency Forwards                         Net realized investment (losses)/gains                                     (2)
                                                                                                               -----------------
                                                                                                                             13
                                                                                                               -----------------
GMDB product derivatives                          (Losses)/gains on derivative instruments                                 (249)
Credit Default Swaps                              (Losses)/gains on derivative instruments                                   (6)
Embedded derivatives- modco loans                 Gains/(losses) on derivative instruments                                  295
                                                                                                               -----------------
                                                                                                                             40
                                                                                                               -----------------
                                                                                                                $            53
                                                                                                               =================


The derivative gains and losses for the year ended December 31, 2012 are reported as follows:

                                                                                                     Amount of gain/(loss)
                                                  Location of gain/(loss) recognized in             recognized in income on
Derivative contracts                              income on derivatives                                   derivatives
--------------------------------------------------------------------------------------------------------------------------------
General account derivatives                       Net realized investment gains/(losses)                        $           (2)
                                                                                                               -----------------
GMDB product derivatives                          Gains/(losses) on derivative instruments                                (119)
Embedded derivatives - modco loans                Gains/(losses) on derivative instruments                                (128)
                                                                                                               -----------------
                                                                                                                          (247)
                                                                                                               -----------------
Total Losses                                                                                                    $         (249)
                                                                                                               =================

The derivative gains and losses for the year ended December 31, 2011 are reported as follows:

                                                                                                     Amount of gain/(loss)
                                                  Location of gain/(loss) recognized in             recognized in income on
Derivative contracts                              income on derivatives                                   derivatives
--------------------------------------------------------------------------------------------------------------------------------
General account derivatives                       Net realized investment gains/(losses)                        $             3
                                                                                                               -----------------
Foreign currency swap                             Gains/(losses) on derivative instruments                                    1
GMDB product derivatives                          Gains/(losses) on derivative instruments                                   20
Credit default swaps                              Gains/(losses) on derivative instruments                                   (1)
Embedded derivatives - modco loans                Gains/(losses) on derivative instruments                                  113
                                                                                                               -----------------
                                                                                                                            133
                                                                                                               -----------------
Total Gains                                                                                                     $           136
                                                                                                               =================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

   D. OTHER-THAN-TEMPORARY IMPAIRMENT

The table below presents a rollforward of the cumulative credit loss component of OTTI impairment losses recognized in earnings on fixed maturity securities still held by the Company at December 31, 2013 and 2012, respectively, for which a portion of the OTTI losses were recognized in other comprehensive income:

                                                                                             2013             2012
                                                                                       -------------     -------------
(IN MILLIONS)
BALANCE AT BEGINNING OF YEAR                                                           $          4      $          4

Additions:
Initial impairments - credit loss OTTI recognized on securities not previously
   impaired                                                                                       -                 -

Reductions:
Due to sales (or maturities, pay downs or prepayments) during the period of
securities previously credit loss OTTI impaired                                                   -                 -
                                                                                       -------------     -------------
Balance at end of year                                                                 $          4      $          4
                                                                                       =============     =============


   E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's available-for-sale fixed maturities that have been continuously in an unrealized loss position.

-----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2013                                     GROSS                                   NUMBER OF
(In millions, except number of securities)          UNREALIZED          FAIR            SECURITIES WITH GROSS
                                                      LOSSES           VALUE              UNREALIZED LOSSES
-----------------------------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
  0-12 months                                   $           100  $         2,030                 380
  Greater than 12 months                                     32              134                  16
                                                -----------------------------------------------------------------
Total investment grade fixed maturities         $           132  $         2,164                 396
                                                -----------------------------------------------------------------
Below investment grade fixed maturities:
  0-12 months                                   $            43  $         1,071                 155
  Greater than 12 months                                      -                -                   -
                                                -----------------------------------------------------------------
Total below investment grade fixed maturities                43            1,071                 155
                                                -----------------------------------------------------------------
Total fixed maturities                          $           175  $         3,235                 551
                                                =================================================================

 (1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $69 million at December 31, 2013. The Company's intent is to hold the securities until anticipated recovery above book values.

-----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2012                                     GROSS                                   NUMBER OF
(In millions, except number of securities)          UNREALIZED          FAIR            SECURITIES WITH GROSS
                                                      LOSSES           VALUE              UNREALIZED LOSSES
-----------------------------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
  0-12 months                                   $            13  $           611                 82
  Greater than 12 months                                      1               17                 14
                                                -----------------------------------------------------------------
Total investment grade fixed maturities         $            14  $           628                 96
                                                -----------------------------------------------------------------
Below investment grade fixed maturities:
  0-12 months                                   $             3  $           201                 30
  Greater than 12 months                                      1               16                  7
                                                -----------------------------------------------------------------
Total below investment grade fixed maturities                 4              217                 37
                                                -----------------------------------------------------------------
Total fixed maturities                          $            18  $           845                 133
                                                =================================================================

 (1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $5 million at December 31, 2012.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

      F. VARIABLE INTEREST ENTITY

In August 2013, the company formed a VIE, ARC Rail, which purchased $79 million of railroad assets. The entity was created solely for the purpose of acquiring and leasing the railroad assets. As the primary beneficiary of the Railcar VIE, the Company consolidates the results of the Railcar VIE.

In April 2013, the Company formed a VIE, ARC Finance, which purchased $164 million of LS assets and $198mm of SPIA assets. The entity was created solely for the purpose of issuing notes backed by the cash flows of the underlying LS and SPIA assets. As the primary beneficiary of the ARC Finance VIE, the Company consolidates the results of the ARC Finance VIE.

Through April 2011, the Company, through its subsidiary FAFLIC, held a Guaranteed Investment Contract through Allmerica Global Funding ("AGF"), a Cayman Islands based entity. AGF was formed as a special purpose vehicle solely for the purposes of issuing debt instruments to third party investors and used the proceeds to purchase investment contracts from the Company. AGF had one medium term note outstanding as of December 31, 2010 for $16 million with a 6.0% fixed rate, which was issued in June 1999 and matured on April 12, 2011. AGF was a VIE and was consolidated within the Company as the Company was the primary beneficiary.


                CONSOLIDATED VIES                           FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------
                                                            2013                          2012
                                                                  TOTAL                          TOTAL
                                                 TOTAL ASSETS  LIABILITIES      TOTAL ASSETS  LIABILITIES
                                                 ---------------------------------------------------------
   ARC Rail                                       $       82    $        4      $         -   $         -
   ARC Finance                                           391             -                -             -
                                                 ---------------------------------------------------------
         Total                                    $      473    $        4      $         -   $         -
                                                 ==========================================================

     G. INVESTMENTS IN LIFE SETTLEMENTS (LS)

The Company's investments in LS are accounted for under the investment method. The following table presents additional information regarding the LS investments.


                                       DECEMBER 31, 2013
                          NUMBER OF      CARRYING       DEATH BENEFIT
                          CONTRACTS        VALUE           PAYOUT
                                        $ MILLIONS       $ MILLIONS
                        ------------------------------------------------
   2014 to 2017               -         $        -       $          -
   2018                       7                 17                 21
   Thereafter               156                389                521
                        ------------------------------------------------
         Total              163         $      406       $        542
                        ================================================

At December 31, 2013, the anticipated life insurance premiums required to keep the LS contracts in force are $14 million in 2014 through 2016, $15 million in 2017, and $14 million in 2018. A majority of the anticipated LS premium payments are expected to be funded by incoming SPIA payments tied to the same reference lives.

     H. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity. The table below excludes residential mortgage-backed securities issued by individual sponsors:


       As of December 31,                                2013            2012
       Issuer Name
       -----------------------------------------------------------------------
       (IN MILLIONS)
       U.S. Treasury and Strips                 $         221    $        406
       FREMF Mortgage                                     131               -
       California State Revenue Bonds                     119               -
       Bank of America Large Loan                           -             124

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENT INCOME AND GAINS AND LOSSES

   A. NET INVESTMENT INCOME

The components of net investment income were as follows:


For the Years Ended December 31,                                         2013          2012          2011
--------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities - interest and other income                            $     485       $   301   $       226
Fixed maturities - change in fair value on trading securities                 (47)           22             8
Commercial mortgage loans                                                      22             9             6
Policy loans                                                                   27            21            21
Modified coinsurance interest income                                           79            66            65
Short-term investments and miscellaneous income/(loss)                          2            18             -
                                                                     -----------------------------------------
   Gross investment income                                                    568           437           326
  Less: Modified coinsurance interest expense                                (138)         (138)         (122)
  Less: Funds withheld interest expense                                      (115)          (54)             -
  Less: Funds withheld policy loan interest                                    (4)             -             -
  Less: Investment expenses                                                   (17)          (10)           (7)
                                                                     -----------------------------------------
Net investment income                                                   $     294      $    235    $      197
                                                                     =========================================


The Company had no fixed maturities on non-accrual status at December 31, 2013, 2012 or 2011. The Company had no fixed maturities which were non-income producing at December 31, 2013, 2012 or 2011

   B. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized gains and (losses) on investments were as follows:

For the Years Ended December 31,                                         2013        2012        2011
------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Available-for-sale fixed maturities (1)                              $     120     $    95  $    101
Trading fixed maturities                                                    15          (5)        1
Commercial mortgage loans                                                    -           -        (1)
Affiliate secured note                                                       -           1         -
Other investments                                                           13          (2)        1
                                                                  ------------------------------------
    Gross realized investment gains                                        148          89       102
Less: Amortization of modco                                                 (1)         (4)        -
                                                                  ====================================
     Net realized investment gains                                         147          85       102
                                                                  ====================================

(1) The Company had no other-than-temporary impairments in 2013 and 2012. The Company recognized other-than-temporary impairments of $0.2 million in 2011.

The proceeds from voluntary sales of available-for-sale fixed maturities and the gross realized gains and gross realized losses on those sales were as follows:

                                    PROCEEDS FROM
                                      VOLUNTARY     GROSS       GROSS
For the Years Ended December 31,        SALES       GAINS      LOSSES
-------------------------------------------------------------------------
(IN MILLIONS)
2013
Fixed maturities                        $  4,563   $    127   $       29

2012
Fixed maturities                        $  3,523   $     28   $        5

2011
Fixed maturities                        $  2,415   $    115   $       14

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Inputs are unadjusted quoted prices in active markets to which the Company had access at the measurement date for identical, unrestricted assets and liabilities.

Level 2 Inputs to valuation techniques are observable either directly or indirectly.

Level 3 One or more inputs to valuation techniques are significant and unobservable.

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under FASB ASC 820 as of December 31, 2013 and 2012. As required by FASB ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.


DECEMBER 31, 2013 (IN MILLIONS)                               LEVEL 1       LEVEL 2        LEVEL 3         TOTAL
---------------------------------------------------------------------------------------------------------------------
Financial Assets
   Available-for-sale fixed maturities
      U.S. treasury,government and agency securities        $         221  $        51   $           -  $         272
      States and political subdivision securities                       -        1,091               -          1,091
      Foreign government securities                                     -            6               -              6
      Emerging market securities                                        -           16               -             16
      Corporate fixed maturities                                        -        4,607               -          4,607
      Structured securities                                             -        5,427               -          5,427
                                                            ---------------------------------------------------------
            Total available-for-sale fixed maturities                 221       11,198               -         11,419
                                                            ---------------------------------------------------------

   Trading fixed maturities
      U.S. treasury,government and agency securities        $           6  $         -   $           -  $           6
      States and political subdivision securities                       -           88               -             88
      Corporate fixed maturities                                        -          945               -            945
      Structured securities                                             -          234               -            234
                                                            ---------------------------------------------------------
            Total trading fixed maturities                              6        1,267               -          1,273
                                                            ---------------------------------------------------------
   Derivative instruments receivable
      Interest rate contracts                                           -           22               -             22
      Equity market contracts                                           -           23               -             23
      Futures contracts                                                34            -               -             34
      Embedded derivatives - modco loans                                -            -              97             97
                                                            ---------------------------------------------------------
          Total derivative instruments receivable                      34           45              97            176
                                                            ---------------------------------------------------------
      Separate account assets                                       3,403            -               -          3,403
      Funds withheld reinsurance receivable                             -        1,266               -          1,266
      Commercial mortgage loans                                         -           32               -             32
                                                            =========================================================
      Total assets at fair value                            $       3,664  $    13,808   $          97  $      17,569
                                                            =========================================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2013 (IN MILLIONS)                                  LEVEL 1       LEVEL 2       LEVEL 3          TOTAL
--------------------------------------------------------------------------------------------------------------------
Financial Liabilities
      Foreign currency contracts                             $         5   $         -   $         -   $          5
      Embedded derivatives                                             -           231            97            328
      FAFLIC Closed Block policy liabilities                           -             -           638            638
      ILICO Closed Block policy liabilities                            -             -           862            862
      Amerus Closed Block policy liabilities                           -             -            58             58
      Embedded derivative- IUL product                                 -             -           587            587
      Policyholder liabilities                                         -             -         1,110          1,110
                                                            --------------------------------------------------------
      Total liabilities at fair value                        $         5   $       231   $     3,352   $      3,588
                                                            ========================================================

DECEMBER 31, 2012 (IN MILLIONS)                                  LEVEL 1       LEVEL 2       LEVEL 3          TOTAL
--------------------------------------------------------------------------------------------------------------------
Financial Assets
   Available-for-sale fixed maturities
      U.S. treasury, government and agency securities        $       406   $        66   $         -   $        472
      States and political subdivision securities                      -           526             -            526
      Emerging market securities                                       -             2             -              2
      Corporate fixed maturities                                       -         2,229             0          2,229
      Structured securities                                            -         3,911             -          3,911
                                                            --------------------------------------------------------
            Total available-for-sale fixed maturities                406         6,734             0          7,140
                                                            --------------------------------------------------------

   Trading fixed maturities
      U.S. treasury, government and agency securities                  7             -             -              7
      States and political subdivision securities                      -            32             -             32
      Corporate fixed maturities                                       -           335             -            335
      Structured securities                                            -           146             -            146
                                                            --------------------------------------------------------
            Total trading fixed maturities                             7           513             -            520
                                                            --------------------------------------------------------
   Derivative instruments receivable
      Interest rate contracts                                          -            48             -             48
      Equity market contracts                                          -            21             1             22
      Foreign Currency Contracts                                       -             -             -              0
      Embedded derivatives - modco loan                                -             -            98             98
                                                            --------------------------------------------------------
            Total derivative instruments receivable                    -            69            99            168
                                                            --------------------------------------------------------
      Separate account assets                                      3,180             -             -          3,180
                                                            --------------------------------------------------------
      Total assets at fair value
                                                             $     3,593   $     7,316   $        99   $     11,008
                                                            ========================================================

Financial Liabilities
      Embedded derivatives                                   $         -  $        185   $        98   $        283
      FAFLIC Closed Block policy liabilities                           -             -           692            692
                                                            --------------------------------------------------------
      Total liabilities at fair value                        $         -  $        185   $       790   $        975
                                                            ========================================================

CASH INSTRUMENTS
The Company's cash instruments are generally classified within Level 1 or Level 2, except for insurance liabilities which are classified within Level 3.

LEVEL 1 CASH INSTRUMENTS:

Level 1 cash instruments include U.S. Treasury, agency and government guaranteed fixed maturity securities, foreign government securities, short term money market securities and mutual funds held in separate accounts. Level 1 instruments are valued using quoted market prices for identical unrestricted instruments in active markets.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 2 CASH INSTRUMENTS:

Level 2 cash instruments include fixed maturity securities for which quoted market prices from active markets are not available. Level 2 cash instruments are priced using observable inputs, which can be verified to quoted prices, recent trading activity for identical or similar instruments, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Consideration is given to the nature of the quotations and the relationship of recent market activity to the prices provided from alternative pricing sources. The Company does not make valuation adjustments to level 2 instruments.

At December 31, 2013 and December 31, 2012, structured securities were valued using observable inputs and, accordingly, are included in Level 2.

LEVEL 3 CASH INSTRUMENTS:

Level 3 cash instruments have one or more significant valuation inputs that are not observable. Absent evidence to the contrary, Level 3 investments are initially valued at transaction price, which is considered to be the best initial estimate of fair value. Subsequently, the Company uses other methodologies to determine fair value, which vary based on the type of instrument.

Valuation inputs and assumptions are changed when corroborated by substantive observable evidence, including values realized on sales of Level 3 assets.

DERIVATIVE CONTRACTS

LEVEL 1 DERIVATIVE CONTRACTS:

Level 1 derivatives include exchange traded futures as they are actively traded and are valued at their quoted market price.

LEVEL 2 DERIVATIVE CONTRACTS:

Level 2 derivatives include most types of derivative instruments utilized by the Company and include derivatives for which all significant valuation inputs are corroborated by market evidence. These derivative contracts are principally valued using an income approach. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate that incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate that incorporates the Company's own credit spreads.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence.

INTEREST RATE DERIVATIVES. Valuations for non-option based derivatives are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and repurchase rates. Valuations for option based derivatives are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

FOREIGN CURRENCY DERIVATIVES. Prices for currency derivatives based on the exchange rates of leading industrialized nations, including those with longer tenors, are generally transparent.

EQUITY MARKET DERIVATIVES. Exchange traded and OTC equity derivatives generally have observable market prices, except for contracts with long tenors or reference prices that differ significantly from current market prices.

CREDIT DERIVATIVES. Credit derivatives are valued using inputs that may include credit correlation, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

LEVEL 3 DERIVATIVE CONTRACTS:

Level 3 derivatives include credit derivatives and equity market derivatives, which are valued as described in Level 2 but have significant unobservable inputs and also includes embedded derivatives which are principally valued using an income approach as explained in detail below. For Level 3 equity derivatives, significant Level 3 inputs generally include equity volatility inputs for options that are very long-dated. Valuations are based on present value techniques, which may utilize the swap yield curve and the spot equity and bond index level with significant unobservable inputs.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

FAIR VALUE OF OTHER ASSETS AND LIABILITIES

SIGNIFICANT UNOBSERVABLE INPUTS

The tables below present the ranges of significant unobservable inputs used to value the Company's Level 3 financial assets and liabilities. These ranges represent the significant unobservable inputs that were used in the valuation of each type of financial asset and liability. Weighted averages in the tables below are calculated by weighting each input by the relative fair value of the respective financial instruments. The ranges and weighted averages of these inputs are not representative of the appropriate inputs to use when calculating the fair value of any one financial asset or liability. Accordingly, the ranges of inputs presented below do not represent uncertainty in, or possible ranges of, fair value measurements of the Company's Level 3 financial assets and liabilities.

---------------------------------------------------------------------------------------------------------------------------
                               LEVEL 3 ASSETS AS                                         RANGE OF SIGNIFICANT UNOBSERVABLE
                               OF DECEMBER 2013        VALUATION TECHNIQUES AND           INPUTS (WEIGHTED AVERAGE) AS OF
LEVEL 3 FINANCIAL ASSETS         (IN MILLIONS)      SIGNIFICANT UNOBSERVABLE INPUTS                DECEMBER 2013
---------------------------------------------------------------------------------------------------------------------------
Embedded derivatives - modco          $97         Discounted cash flows                  Discounted cash flows
loans                                                  -   Duration/WAL                      -  0.1   to   26.1  (weighted
                                                       -   Contract-holder                      average is 8.1)
                                                           persistency                       -  7.2%  to  12.5%  (weighted
                                                                                                average is 10.1%)
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                    LEVEL 3
                               LIABILITIES AS OF                                         RANGE OF SIGNIFICANT UNOBSERVABLE
                                 DECEMBER 2013         VALUATION TECHNIQUES AND           INPUTS (WEIGHTED AVERAGE) AS OF
LEVEL 3 FINANCIAL LIABILITIES    (IN MILLIONS)      SIGNIFICANT UNOBSERVABLE INPUTS               DECEMBER 2013
---------------------------------------------------------------------------------------------------------------------------
Embedded derivatives - funds          $97         Discounted cash flows                Discounted cash flows
withheld                                               -   Duration/WAL                      -  0.1   to   26.1  (weighted
                                                       -   Contract-holder                      average is 8.1)
                                                           persistency                       -  7.2%  to  12.5%  (weighted
                                                                                                average is 10.1%)
---------------------------------------------------------------------------------------------------------------------------
Embedded derivative - IUL            $587         FAS 133.  Policy persistency is the  0.5%-10% (Weighted average is 2.5%)
product                                           significant unobservable input.
---------------------------------------------------------------------------------------------------------------------------
FAFLIC Closed Block policy           $638         Discounted Cash Flows                Discounted Cash Flows
liabilities                                            -   Mortality rate                   -   3% to 5%
                                                       -   Surrender rate                   -   3% to 4%
---------------------------------------------------------------------------------------------------------------------------
ILICO Closed Block policy            $862         Fair value of closed block assets    The range of expenses is $60-$100
liabilities                                       plus present value of expenses paid  per policy.  The weighted average
                                                  from the open block plus the cost    is $78 per policy increased by
                                                  of capital held in support of the    inflation plus an additional
                                                  liabilities.  Unobservable inputs    $72/policy to cover conversion
                                                  are a market participant's view of   costs in the two years following
                                                  the expenses, a risk margin on the   acquisition. The range of the risk
                                                  uncertainty of the level of          margin is 10%-200%.  The weighted
                                                  expenses, and a cost on the capital  average is 142%.  The range of the held in support of the liabilities.  cost of capital is 10%-20% over the risk free rate.  The weighted
                                                                                       average is 15.1% over the risk free
                                                                                       rate.
---------------------------------------------------------------------------------------------------------------------------

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                    LEVEL 3
                               LIABILITIES AS OF                                         RANGE OF SIGNIFICANT UNOBSERVABLE
                                 DECEMBER 2013         VALUATION TECHNIQUES AND           INPUTS (WEIGHTED AVERAGE) AS OF
LEVEL 3 FINANCIAL LIABILITIES    (IN MILLIONS)      SIGNIFICANT UNOBSERVABLE INPUTS               DECEMBER 2013
---------------------------------------------------------------------------------------------------------------------------
Amerus Closed Block policy            $58         Present value of expenses paid from  The range of expenses is $60-$100
liabilities                                       the open block plus the cost of      per policy. The weighted average
                                                  capital held in support of the       is $80 per policy increased by
                                                  liabilities.  Unobservable inputs    inflation plus an additional
                                                  are a market participant's view of   $72/policy to cover conversion
                                                  the expenses, a risk margin on the   costs in the two years following
                                                  uncertainty of the level of          acquisition. The range of the risk
                                                  expenses, and a cost of capital on   margin is 10%-200%.  The weighted
                                                  the capital held in support of the   average is 102%.  The range of the
                                                  liabilities                          cost of capital is 10%-20%.  The
                                                                                       weighted average is 15.1%
---------------------------------------------------------------------------------------------------------------------------
Policyholder liabilities            $1,110        Present value of risk loaded         The persistency, mortality and
assumed                                           liability cash flows.  Unobservable  expense assumptions are based on
                                                  inputs include a market              company experience.  The range of
                                                  participant's view of policy         risk loadings is from .5% to 1000%
                                                  persistency, mortality, the          percent of the company's
                                                  expenses incurred to administer the  experience.  The weighted average
                                                  business, and the risk loadings      varies by product type and
                                                  which reflect the riskiness of the   assumption and reflects the
                                                  cash flows.                          riskiness of the cash flows
---------------------------------------------------------------------------------------------------------------------------

INDEXED UNIVERSAL LIFE (IUL) DERIVATIVES

The Company has an embedded derivative liability related to fixed indexed universal life policies where the returns are linked to the performance of a specified market index, subject to participation rates and caps. The Company participates in the economics of call options as discussed in Note 6. The change in the fair value of the embedded derivative is linked to the performance of the equity option.

EMBEDDED DERIVATIVES RELATED TO GUARANTEED MINIMUM BENEFITS

These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

FAFLIC CLOSED BLOCK POLICY LIABILITIES

The fair value of the FAFLIC Closed Block policy liabilities is calculated as the sum of the fair value of FAFLIC Closed Block assets, an adjustment to the fair value of FAFLIC Closed Block assets for non-performance risk, fair value of the FAFLIC Closed Block maintenance expenses, and a risk margin based on the cost of holding capital to back the FAFLIC Closed Block.

The estimated fair value for the provision for maintenance expense is determined by calculating the annual cost associated with administering the applicable policies, including servicing costs as well as provisions for overhead, both adjusted for inflation. The annual cost is discounted at a fair value rate, approximating risk free, with a provision for non-performance risk.

The estimated fair value of the provision for cost of capital is determined by calculating an annual cost inherent in having to hold risk capital to back the business. This amount is generally determined by using standard regulatory metrics to determine how much capital should be held. The amount of capital held is reduced by the net investment income that would be earned from the assets backing the capital. The annual cost is discounted at a rate determined to approximate a market participant's hurdle rate.

As the liability cash flows in total are based on the asset cash flows, the basic value of the liabilities are equal to the fair value of the FAFLIC Closed Block assets. By utilizing market participant assumptions, the FAFLIC Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of Level 3.

ILICO AND AMERUS CLOSED BLOCK POLICY LIABILITIES

The Company elected the fair value option on policies making up the ILICO Closed Block. All assets in the Closed Block will ultimately be paid out in policyholder benefits via adjustments to policyholder dividends. Therefore, it is deemed that the fair value of the policyholder liabilities is equal to the fair value of the asset at any given point. In addition to the value of the policyholder liabilities, a provision is made in the fair value liability to reflect commissions and expenses incurred by the Company to support the Closed Block liabilities. The full fair value liability of the ILICO Closed Block is the fair value of assets plus the present value of future commissions and expenses determined in the actuarial appraisal model.

The Company also took on certain obligations relating to a Closed Block of business originating from the former Amerus Life Insurance Company. These obligations include the responsibility to pay for the expenses related to that Closed Block. A liability for this obligation is determined equal to the present value of the expenses discounted at current risk free rates with a provision for the Company's own credit. The liability also includes a provision for any cost of capital related to the obligation.

By utilizing market participant assumptions, the Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of Level 3.

FUNDS WITHHELD LIABILITIES

The Company has chosen the fair value option for determining the value of certain liabilities reinsured on a funds withheld basis. The fair value of the funds withheld liabilities is equal to the present value of the risk adjusted cash flows. At the time the liabilities were acquired, the fair value was determined by a full actuarial appraisal with market participant assumptions. Risk adjustments were made to the mortality, persistency, and expense assumptions so that the present value of the risk adjusted cash flows equaled the actuarial appraisal value on the acquisition date. The present value uses a fair value rate, approximating a risk free rate, with a provision for non-performance risk. By utilizing market participant assumptions, the funds withheld liabilities contain unobservable inputs resulting in a fair value measurement of Level 3.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

TRANSFERS INTO OR OUT OF LEVEL 3:

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

The tables below set forth a summary of changes in the fair value of the Company's Level 3 financial assets and liabilities for the years ended December 31, 2013 and 2012. The tables reflect gains and losses for the full year for all financial assets and liabilities categorized as Level 3 as at December 31, 2013 and December 31, 2012.

                                                                 Net unrealized
                                                  Net        gains/(losses) relating
                                    Balance,    realized      to instruments still                  Net transfers
                                   beginning     gains/       held at the reporting       Net       in and/or out  Balance, end
    Year Ended December 2013        of year     (losses)              date            settlements     of Level 3      of year
--------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Derivative contracts
Equity market contracts                     1          -                     (1)             -               -             -
Embedded derivative- modco loans           98          -                     (1)             -               -            97
                                  ----------------------------------------------------------------------------------------------
  Total derivative contracts               99          -                     (2)             -               -            97
                                  ----------------------------------------------------------------------------------------------
Total assets
                                   $       99   $      -         $           (2)       $     -       $       -       $    97
                                  ==============================================================================================

Financial Liabilities
Embedded derivative                $       98   $      -         $           (1)       $     -       $       -       $    97
FAFLIC Closed Block policy
liabilities                               692         (8)(1)                (46)             -               -           638
ILICO Closed Block policy
liabilities                                 -          -                     (1)            (2)            865           862
Amerus Closed Block
liabilities                                 -          -                      2             (3)             59            58
Embedded derivative-  IUL                   -                                98              -             489           587
Policyholder liabilities                    -          6                      -              -           1,104         1,110
                                  ----------------------------------------------------------------------------------------------
Total liabilities
                                    $     790   $     (2)        $           52        $    (5)      $   2,517       $ 3,352
                                  ==============================================================================================

(1) Included in the net realized gains/(losses) is $15 million of realized gains from the Company's trading portfolio and a release of policyholder benefits ($16) million offset by a decrease in maintenance expenses of ($6) million and cost of capital charges of ($1) million for the year ended December 31, 2013

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

                                                                 Net unrealized
                                                  Net        gains/(losses) relating
                                    Balance,    realized      to instruments still                  Net transfers
                                   beginning     gains/       held at the reporting       Net       in and/or out  Balance, end
    Year Ended December 2012        of year     (losses)              date            settlements     of Level 3      of year
--------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Derivative contracts
   Equity market                            1          -                     (0)               -               -             1
   Embedded derivative                     59          -                     39                -               -            98
                                  ----------------------------------------------------------------------------------------------
  Total derivative contracts               60          -                     39                -               -            99
                                  ----------------------------------------------------------------------------------------------
Total assets                       $       60   $      -         $           39        $       -     $         -     $      99
                                  =============================================================================================

Financial Liabilities

Embedded derivative                $        -   $      -         $            -        $       -     $        98     $      98
FAFLIC Closed Block policy
liabilities                               686        (16)(1)                 22                -               -           692
                                  ----------------------------------------------------------------------------------------------
Total liabilities                  $      686   $    (16)        $           22        $       -     $        98     $     790
                                  ==============================================================================================


(1) Included in the net realized gains/(losses) is ($5) million of realized losses from the Company's trading portfolio and a release of policyholder benefits ($15) million offset by an increase in maintenance expenses of $2 million and cost of capital charges of $2 million for the year ended December 31, 2012.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments that are not held at fair value as required by FASB ASC 825-10-15, "Financial Instrument Disclosures."

   COMMERCIAL MORTGAGE LOANS

The fair values of mortgages and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

   POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

   LS AND SPIA ASSETS

The fair value of LS and SPIA assets is obtained by discounting the expected cash flows related to the LS and SPIA assets by swap rate plus a spread. The spread is calculated and fixed by matching the initial cash flow projections at purchase date with the LS and SPIA purchase price. Expected cash flows include: annuity payments received from SPIAs, premiums paid into LS and death benefit payments received on LS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

   SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

During March of 2010, the Company entered into a series of third party repurchase agreements. The notional value as of December 31, 2013 and 2012 was approximately $621 and $115 million, respectively. The Company posted $696 and $115 million in fixed maturity securities as collateral for these transactions as of December 31, 2013 and 2012, respectively. Fair value is estimated based on expected future cash flows and interest rates.

   INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair value of liabilities under supplementary contracts without life contingencies is estimated based on current fund balances and fair value of other individual contractholder funds represents the present value of future policy benefits.

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2013 and 2012:

                                                                            2013                          2012
                                                                ------------------------------ ----------------------------
                                                                 CARRYING          FAIR          CARRYING         FAIR
DECEMBER 31,                                                       VALUE          VALUE            VALUE         VALUE
---------------------------- ---------------------------------- ------------ ----------------- -------------- -------------
(IN MILLIONS)
Financial Assets
      Commercial mortgage loans                                  $      787      $        762   $        386  $        392
      Policy loans                                                      738               846            316           417
      LS and SPIA assets                                                391               375              -             -
                                                                ------------ ----------------- -------------- -------------
                                                                 $    1,916      $      1,983   $        702  $        809
                                                                ============ ================= ============== =============
Financial Liabilities
      Securities sold under agreements to repurchase             $      621      $        621   $        115  $        115
      Supplementary contracts without life contingencies                  5                 5              6             6
      Other individual contract deposit funds                         3,594             3,623          4,262         4,215
                                                                ------------ ----------------- -------------- -------------
                                                                 $    4,220      $      4,249   $      4,383  $      4,336
                                                                ============ ================= ============== =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. CLOSED BLOCK

Summarized financial information of the FAFLIC Closed Block is as follows:

BALANCE SHEETS
December 31,                                                                       2013             2012
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
   Investments:
      Trading fixed maturities at fair value (amortized cost of $439
       and $454 in 2013 and 2012, respectively)                              $          459   $          520
    Policy loans                                                                         78               86
    Cash and cash equivalents                                                            49               29
    Accrued investment income                                                             8                9
    Deferred federal income taxes                                                        23               21
    Other assets                                                                          1                1
                                                                             --------------------------------
          Total assets                                                       $          618   $          666
                                                                             --------------------------------
LIABILITIES
   Policy liabilities and accruals at fair value                             $          546   $          605
   Policyholder dividend obligation at fair value (1)                                    74               75
   Policyholder dividends payable at fair value (1)                                      18               12
   Other liabilities                                                                      6                5
                                                                             --------------------------------
          Total liabilities                                                  $          644   $          697
                                                                             --------------------------------
Excess of Closed Block liabilities over assets designated to the Closed
 Block and maximum future earnings to be recognized from Closed Block
 assets and liabilities                                                      $           26   $           31
                                                                             ================================

(1) Included within contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets.


STATEMENTS OF OPERATIONS
For the Years Ended December 31,                                       2013            2012           2011
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)

REVENUES
   Premiums and other income                                       $        16       $    18      $       18
   Net investment income                                                   (20)           56              47
   Net realized investment (losses)/gains                                   15            (5)              1
                                                                   ------------------------------------------
      Total revenues                                                        11            69              66
                                                                   ------------------------------------------

BENEFITS AND EXPENSES
   Policy benefits                                                           4            71              55
   Other expenses                                                            1             0               0
                                                                   ------------------------------------------
      Total benefits and expenses                                            5            71              55
                                                                   ------------------------------------------
Net contribution (to)/from the Closed Block                        $         6       $    (2)      $      11
                                                                   ------------------------------------------


Many expenses related to FAFLIC Closed Block operations are charged to operations outside the FAFLIC Closed Block; accordingly, the contribution from the FAFLIC Closed Block does not represent the actual profitability of the FAFLIC Closed Block operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. CLOSED BLOCK (CONTINUED)

Summarized financial information of the ILICO Closed Block is as follows:

BALANCE SHEETS
December 31,                                                                       2013
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
   Investments:
      Trading fixed maturities at fair value (amortized cost of $684         $
      in 2013)                                                                          683
    Mortgage loans                                                                       32
    Policy loans                                                                         98
    Cash and cash equivalents                                                            53
    Accrued investment income                                                            10
    Other assets                                                                          1
                                                                             --------------------------------
          Total assets                                                       $          877
                                                                             --------------------------------
LIABILITIES
   Policy liabilities and accruals at fair value                             $          842
   Policyholder dividend obligation at fair value (1)                                    16
   Policyholder dividends payable at fair value (1)                                       4
   Deferred federal income taxes                                                          3
   Other liabilities                                                                    150
                                                                             --------------------------------
          Total liabilities                                                  $        1,015
                                                                             --------------------------------
Excess of Closed Block liabilities over assets designated to the Closed
 Block and maximum future earnings to be recognized from Closed Block
 assets and liabilities                                                      $          138
                                                                             ================================

(2) Included within contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets.


STATEMENTS OF OPERATIONS
For the Years Ended December 31,                                2013
-----------------------------------------------------------------------
(IN MILLIONS)

REVENUES
   Premiums and other income                                  $     8
   Net investment income                                           10
   Net realized investment (losses)/gains                          (0)
                                                            ----------
      Total revenues                                               18
                                                            ----------

BENEFITS AND EXPENSES
   Policy benefits                                                  9
   Other expenses                                                   0
                                                            ----------
      Total benefits and expenses                                   9
                                                            ----------

                                                            ----------
Net contribution (to)/from the Closed Block                   $     9
                                                            ----------

Many expenses related to ILICO Closed Block operations are charged to operations outside the ILICO Closed Block; accordingly, the contribution from the ILICO Closed Block does not represent the actual profitability of the ILICO Closed Block operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS


10. FEDERAL INCOME TAXES

PROVISION FOR INCOME TAXES

Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities. The Company reports interest expense related to income tax matters in Federal income tax (benefit)/expense, and income tax penalties in other operating expenses in the Consolidated Statements of Operations.

The Company is expected to file a consolidated tax return with Goldman Sachs for the period January 1, 2013 through April 30, 2013. Any net operating loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company. A written agreement sets out the method of allocating tax between the companies and, in general, it is based upon the separately calculated liability of each consolidated member of Goldman Sachs with credit provided for losses used by other group members. Effective May 1, 2013, there was an ownership change. The ownership change makes the Company no longer eligible to be part of Goldman Sachs' consolidated return. The Company will file a consolidated tax return with Accordia, Cape Verity I, Inc., Cape Verity II, Inc., Cape Verity III, Inc. and Gotham Re, Inc. which will consolidate with the Company's return as of October 1, 2013. The Company has a written agreement, approved by the Company's Board of Directors, which sets forth the manner in which the total combined Federal income tax is allocated to each entity within the new consolidated group. In general, it is based upon the separately calculated liability of each consolidated member of the group with credit provided for losses used by other group members.

FAFLIC is expected to file a stand alone tax return for the period January 1, 2013 through December 31, 2013.

The Company filed a consolidated tax return with Goldman Sachs for the period January 1, 2012 through December 31, 2012 and January 1, 2011 through December 31, 2011. The Company received payments for tax benefits in the amount of $57 million in 2011.

The tables below present the components of the provision/(benefit) for taxes and a reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate.

For the Years Ended December 31,                             2013            2012          2011
-------------------------------------------------------------------------------------------------
(IN MILLIONS)
Federal income tax (benefit)/expense
       Current tax expense/(benefit)                    $     268       $      74      $    (53)
       Deferred tax (benefit)/expense
                                                             (257)           (112)          145
                                                      -------------------------------------------
Total                                                   $      11       $     (38)     $     92
                                                      ===========================================

For the Years Ended December 31,                             2013             2012          2011
-------------------------------------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax (benefit)/expense           $      16       $     (33)    $       99
       Dividend received deduction                             (4)             (4)            (4)
       Prior years' federal income tax adjustment              (1)             (1)            (3)
                                                      -------------------------------------------
Federal income tax (benefit)/expense                    $      11       $     (38)    $       92
                                                      ===========================================

DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilites. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10. FEDERAL INCOME TAXES (CONTINUED)

The table below presents the significant components of deferred tax assets and liabilities.

December 31,                                              2013         2012
---------------------------------------------------------------------------
(IN MILLIONS)
Deferred tax asset
      Insurance reserves                            $      102   $      123
      Sec. 848 capitalization                              262           67
      Investments, net                                      50            -
      Tax credit carryforwards                               4            6
      Loss carryforwards                                    30           29
      Ceding commission                                      2            4
      Goodwill                                              99            -
      Accrued policyholder dividends                         6            4
      Deferred compensation                                  -            2
                                                   ------------ ------------
       Subtotal deferred tax asset                         555          235
         Valuation allowance                                (4)          (6)
                                                   ------------ ------------
Total deferred tax asset, net                       $      551   $      229
                                                   ------------ ------------

Deferred tax liability
         VOBA/DAC                                   $     (289)  $     (104)
         Investments, net                                   (0)        (170)
         Fair value adjustment - Closed Block               (7)         (23)
         Other, net                                         (7)          (5)
                                                   ------------ ------------
Total deferred tax liability                              (303)        (302)
                                                   ------------ ------------
Total deferred tax asset/(liability), net           $      248   $      (73)
                                                   ============ ============

The Company has recorded a valuation allowance against tax benefits from foreign tax credit carryforwards of $4 million and $6 million for the tax year ended December 31, 2013 and 2012, as it is the Company's opinion that it is more likely than not that these deferred tax assets will not be fully realized. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2013 the Company has foreign tax credit carryforwards of $4 million that will expire beginning in 2014, net operating loss carryforwards of $27 million that begin to expire in 2017 and no capital loss carryforwards. All tax credits and net operating loss carryforwards for the Company were generated prior to 2006 are subject to annual limitations on utilization. In 2013, FAFLIC utilized its capital loss carryforward of $79 thousand and does not have any net operating loss carryforwards or foreign tax credits. As of December 31, 2013, Accordia, Cape Verity I, Inc., Cape Verity II, Inc., Cape Verity III, Inc. and Gotham Re, Inc. do not have any net operating loss carryforwards, capital loss carryforwards or foreign tax credits.

UNRECOGNIZED TAX BENEFITS

The Company recognizes tax positions in the financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between position taken in a tax return and amounts recognized in the financial statements. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of income or cash flows. As of December 31, 2013 and December 31, 2012, the Company did not record a liability related to accounting for uncertainty in income taxes.

REGULATORY TAX EXAMINATIONS
The Company's and FAFLIC's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. The Company's exam period is open in 2007 and forward. FAFLIC's exam period is open in 2009 and forward.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

11. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers, which affect the dividend paying ability of the Company. The Company must obtain written approval from the Commissioner prior to the declaration of any dividend whilst it maintains a negative unassigned surplus.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. GAFG has an agreement with the Massachusetts Division of Insurance to maintain total adjusted capital levels at a minimum of 100% of the Company's Company Action Level, which was $177 and $72 million at December 31, 2013 and 2012, respectively. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $791 and $371 million at December 31, 2013 and 2012, respectively, for the Company. FAFLIC, a Massachusetts domiciled insurance company, is subject to and in compliance with similar minimum capital and surplus requirements. The payment of dividends by Accordia to the Company is regulated under Iowa law. Under Iowa law, Accordia may pay dividends only from the earned surplus arising from its business and must receive prior approval (or non-disapproval) of the Iowa Insurance Commissioner to pay any dividend that would exceed certain statutory limitations.

In 2012, the Company declared a dividend payable of $150 million to Goldman Sachs which was paid in January 2013. In 2011, the Company declared and paid a dividend of $160 million to Goldman Sachs. The Company received permission from the Commissioner prior to payment of each of the aforementioned dividends.

12. VALUE OF BUSINESS ACQUIRED, DEFERRED POLICY ACQUISITION COSTS AND UNEARNED REVENUE RESERVE

The changes in VOBA for the years ended December 31 were as follows:


(IN MILLIONS)                                                                     2013           2012
                                                                          ------------- --------------
      Balance, at beginning of year                                         $       63     $       23
      Business acquired                                                            365             48
      Amortized to expense during the year(1)                                      (12)            (3)
      Adjustment for unrealized investment (gains)/losses during the year            9             (5)
                                                                          ------------- --------------
      Balance, at end of year                                               $      425     $       63
                                                                          ============= ==============


(1) These amounts are shown within other operating expenses in the accompanying Consolidated Statements of Operations.

The Accordia acquisition resulted in an initial VOBA balance of $365 million.

Effective July 1, 2012, the Company recaptured a ceded block of Universal Life business resulting in an initial VOBA balance of $48 million.

In 2011, the amount of VOBA amortized to expense was $4 million.

Estimated future amortization of VOBA as of December 31, 2013 is as follows:

(IN MILLIONS)
      2014                                               $      35
      2015                                                      31
      2016                                                      27
      2017                                                      21
      2018                                                      18
      2019 and thereafter                                      293
                                                         ----------
      Total                                              $     425
                                                         ==========

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

12. VALUE OF BUSINESS ACQUIRED, DEFERRED POLICY ACQUISITION COSTS AND UNEARNED REVENUE RESERVE (CONTINUED)

The following reflects the changes to the deferred policy acquisition asset:

For the years ended December 31,                               2013            2012
----------------------------------------------------------------------------------------
(IN MILLIONS)
Balance, at beginning of year                             $        144   $        169
Block acquisition/Reinsurance                                      152             34
Additions                                                           26
Amortized to expense during the year(1)                            (79)           (24)
Adjustment for unrealized investment (gains)/losses
   during the year                                                  33            (32)
Reinsurance reductions                                               -             (3)
                                                          ------------------------------
Balance, at end of year                                   $        276   $        144
                                                          ==============================

(1) These amounts are shown within other operating expenses in the accompanying Consolidated Statements of Operations.

In 2011, the amount amortized to expense was $43 million.

Effective April 1, 2013 the Company recaptured a block of business via a fund withheld agreement with s previous affiliate, Arrow Re, resulting in a policy acquisition expense of $28 million. Also, effective April 1, 2013, the Company ceded several blocks of business to CwA Re resulting in an initial DAC balance of $152 million.

Effective July 1, 2011, the Company entered into a coinsurance agreement with an unrelated party resulting in an initial DAC balance of $3 million.

The following reflects the changes to the unearned revenue reserve:

(IN MILLIONS)                                                       2013
                                                            -------------
      Balance, at beginning of year                          $         -
      Deferrals during the year                                       11
      Amortized to income during the year                             (7)
                                                            -------------
      Balance, at end of year                                $         4
                                                            =============

13. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure via reinsurance. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance, modified coinsurance, and funds withheld coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

As discussed in Note 4 - Significant Transactions, effective October 1, 2013, the Company assumed, through a coinsurance reinsurance arrangement the life insurance business of Aviva Life and Annuity Company, a subsidiary of Athene Holding Ltd. Reserves of approximately $7.5 billion were assumed and this was treated as a business combination in accordance with ASC 805.

As discussed in Note 4 - Significant Transactions, effective October 1, 2013, the Company entered into a fundswithheld coinsurance agreement with Aviva Life and Annuity Company of New York, a subsidiary of Athene Holding, Ltd.

As discussed in Note 4 - Significant Transactions, effective April 1, 2013, the Company recaptured from Goldman Sachs affiliate reinsurance agreements approximately $5.0 billion in reserves and received a ceding commission of $39 million. Also effective April 1, 2013, the Company entered into new reinsurance agreements with CwA Re and ceded approximately $5.7 billion of reserves and paid a ceding commission of $108 million.

As discussed in Note 4 - Significant Transactions, effective July 1, 2012, the Company ceded via funds withheld coinsurance, 90% of a block of fixed annuity business to an affiliate, Arrow Re. As of December 2012, the ceded reserves under this contract were $2.4 billion.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (CONTINUED)

As discussed in Note 4 - Significant Transactions, effective July 1, 2012, the Company terminated a coinsurance agreement with a third party whereby the Company recaptured a ceded block of Universal Life business with reserves of approximately $385 million.

As discussed in Note 4 - Significant Transactions, effective July 1, 2012, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.6 billion of fixed annuity deposit liabilities.

As discussed in Note 4 - Significant Transactions, in 2012 and 2011 the Company entered into a coinsurance agreement with a third party whereby the Company assumed a total of approximately $3.0 billion ($1.5 billion in 2012 and $1.5 billion in 2011) of fixed annuity deposit liabilities.

The Company entered into a coinsurance agreement to cede the entire Fidelity Mutual Life Insurance Company ("FML") block of business to its affiliate, Columbia Capital Life Reinsurance Company ("Columbia"). As of December 31, 2012, the Company ceded reserves of $496 million. The Company also ceded 100% of its direct fixed annuity insurance business to Columbia. As of December 31, 2012, the Company ceded reserves of $32 million.

The Company maintains a number of reinsurance treaties whereby the Company assumes on a coinsurance basis and modified coinsurance basis life, fixed and variable annuities, universal life and variable universal life insurance policies. The Company also maintains other reinsurance treaties including the cession of non core universal life business, certain individual disability income policies, and discontinued accident and health insurance. The effects of reinsurance were as follows:

   For the Years Ended December 31,                        2013              2012
   ------------------------------------------------------------------------------------

   (IN MILLIONS)
   Policy liabilities and accruals:
        Direct                                      $         3,233  $           3,066
        Assumed - non-affiliated                             14,741              6,818
                                                    -----------------------------------
   Total policy liabilities and accruals:                    17,974              9,884
                                                    -----------------------------------

        Ceded - affiliated (1)                               (7,179)            (6,378)
        Ceded - non-affiliated (1)                           (1,845)              (247)
                                                    -----------------------------------
   Total ceded policy liabilities and accruals:              (9,024)            (6,625)
                                                    -----------------------------------
   Net policy liabilities and accruals              $         8,950  $           3,259
                                                    ===================================


(1) Included within reinsurance receivable on paid and unpaid losses, benefits, unearned premiums, modified coinsurance and funds withheld coinsurance within the Consolidated Balance Sheets.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that it does not have any uncollectible reinsurance recoverables and, accordingly, the Company has not established any reserves for uncollectible reinsurance at December 31, 2013 or 2012, respectively.

As of December 31, 2013, the Company's only concentrations of credit risk greater than 10% of the Company's shareholder's equity were with its affiliate, CwA Re. Reinsurance recoverable related to the blocks of business reinsured with CwA Re at December 31, 2013 were $5.9 billion.

As of December 31, 2012, the Company's only concentrations of credit risk greater than 10% of the Company's shareholder's equity were with its affiliates, Columbia, Ariel Capital Re and Arrow Re. The Company had reinsurance recoverables at December 31, 2012 of approximately $528 million, respectively, related to the blocks of business reinsured with Columbia, and approximately $2.2 billion, respectively, related to the block of business reinsured with Ariel Capital Re. As of December 31, 2012, reinsurance recoverable related to the block of business reinsured with Arrow Re was $2.4 billion.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

   For the Years Ended December 31,                        2013              2012              2011
   -----------------------------------------------------------------------------------------------------
   (IN MILLIONS)
   Life and accident and health insurance
     premiums:
            Direct                                  $            20  $              20  $            27
            Assumed - non-affiliated                             43                 26               29
            Ceded - non-affiliated
                                                                 (1)                (2)              (9)
                                                    ----------------------------------------------------
   Net premiums                                     $            62  $              44  $            47
                                                    ====================================================

   For the Years Ended December 31,                        2013              2012              2011
   -----------------------------------------------------------------------------------------------------
   (IN MILLIONS)
   Universal life and investment product
      policy fees:
            Direct                                  $           135  $             120  $           113
            Assumed - non-affiliated                            300                150              156
            Ceded - affiliated                                  (86)               (65)             (74)
                                                    ----------------------------------------------------
   Net universal life and investment product
     policy fees                                    $           349  $             205  $           195
                                                    ====================================================

   For the Years Ended December 31,                        2013              2012              2011
   -----------------------------------------------------------------------------------------------------
   Policy benefits, claims, losses and loss
     adjustment expenses:
            Direct                                  $           130  $             245  $           163
            Assumed - non-affiliated                            581                283              223
            Ceded - affiliated                                   (6)              (182)            (210)
            Ceded - non-affiliated                               11                 (7)             119
                                                    ----------------------------------------------------
   Net policy benefits, claims, losses and loss
     adjustment expenses                            $           716  $             339  $           295
                                                    ====================================================

14. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates on accident and health business as new information becomes available and events occur which may impact the resolution of unsettled claims. Changes in these estimates are reflected in current year income. Such development can be either favorable or unfavorable to the Company s financial results.

The liability for future policy benefits and outstanding claims and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health and group accident and health business, was $149 and $172 million at December 31, 2013 and 2012, respectively. Reinsurance recoverables related to this business were $149 and $172 million at December 31, 2013 and 2012 respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

15. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

          December 31,                                                   2013           2012
       ------------------------------------------------------------ ------------- ----------------
          (IN MILLIONS)
          State licenses (intangible asset)                            $      7         $      5
          Accounts receivable                                                16                5
          Railcars                                                           76                -
          Deferred modco interest expense                                     -               31
          Taxes receivable                                                   26               10
          Miscellaneous assets                                               16                5
                                                                    ------------- ----------------
          Total other assets                                           $    141          $    56
                                                                    ============= ================


Accrued expenses and other liabilities consist of the following:

          December 31,                                                   2013           2012
       ------------------------------------------------------------ ------------- ----------------
          (IN MILLIONS)
          Payables in process                                          $    118          $    72
          Policyholder liabilities                                           12                1
          Taxes payable                                                       4                1
          Accrued expenses                                                   31                8
          Miscellaneous liabilities                                          48                4
                                                                    ------------- ----------------
          Total accrued expenses and other liabilities                 $    213          $    86
                                                                    ============= ================


Other income consists of the following:

          For the Years Ended December 31,                               2013          2012        2011
       ------------------------------------------------------------ ------------- ------------- ----------
          (IN MILLIONS)
          Asset management fees                                      $        2     $       2   $      2
          Reinsurance administration fee                                     20            17         17
          Miscellaneous income                                                7             1          1
                                                                    ------------- ------------- ----------
          Total other income                                           $     29      $     20    $    20
                                                                    ============= ============= ==========

Other operating expenses consist of the following:

          For the Years Ended December 31,                               2013          2012        2011
       ------------------------------------------------------------ ------------- ------------- ----------

          (IN MILLIONS)
          Taxes, licenses and fees                                     $     13      $      5       $  6
          Commission expense                                                (77)            7          7
          Fees and operational services                                      52            38         37
          Salaries and benefits                                               4            12         10
          Legal and auditing                                                 12             3          2
          InterCompany charges                                               41             -          -
          Miscellaneous operating expenses                                   24             5          5
                                                                    ------------- ------------- ----------
          Total other operating expenses                                $    69       $    70       $ 67
                                                                    ============= ============= ==========

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

16.  COMMITMENTS

The Company has agreed to pay Athene Holdings Ltd. Cash on May 1, 2014 for the value of the Company's insurance agents' loan balance asset as of that date.

The Company has committed to assume the Company's insurance agents' defined contribution and defined benefit pension plans from Athene on May 1, 2014. As the Company will be fully reimbursed for the plans being acquired on that date, they have not recognized any assets or liabilities related to the future transaction. Once the Company becomes the plans' sponsor in May 2014, it will recognize the pension plan liabilities in accordance with ASC 715 on its books as well as related assets received as compensation for the unfunded status of the plans.

The Company has operational servicing agreements with third party administrators for contract/policy administration over certain of the Company's fixed annuity, traditional life, universal life, variable annuity and variable universal life business. Additionally, there is a professional services agreement to manage certain aspects of the Company's reinsurance portfolio.

As of December 31, 2013, purchase commitments under agreements with third party administrators and other service providers were as follows:

(IN MILLIONS)
      2014                    $            63
      2015                                 49
      2016                                 11
      2017                                 11
      2018                                  8
      2019 and thereafter                  36
                               ---------------
      Total                    $          178
                               ===============

17. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

In connection with the separation of the Company from Goldman Sachs, GAFG provided certain written assurances (the "2013 Keepwell Agreement") to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). GAFG agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100% of the Company Action Level. Such assurances have been provided solely to the Commissioner by Global Atlantic and terminate in 2018 or at such time as Goldman Sachs owns less than 10% of the voting securities of GAFG.

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. The Hanover Insurance Group ("THG") has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement, although several of the representatives and warranties have expired. THG has also agreed to indemnify Goldman Sachs for certain litigation, regulatory matters and other liabilities related to the pre-closing activities of the transferred business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position or results of income.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS


17. CONTINGENCIES (CONTINUED)

Pursuant to an agreement with Athene Holding, Ltd, the Company has agreed to indemnify Athene Holding, Ltd. for certain third party claims and the Company is maintaining a litigation accrual for the claims. The litigation accrual related to these claims was $10 million as of December 31, 2013.

The Company has financing arrangements with unaffiliated third parties to support the reserves of its affiliated captive reinsurers. Total fees expensed associated with these credit facilities were $4 million for the year ended December 31, 2013 and are included in other operating expenses. As of December 31, 2013, the total capacity of the financing arrangements with third parties was $1.4 billion. There were no outstanding balances from the financing arrangements with unaffiliated third parties as of December 31, 2013.

18. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2013, the Company had administration, shared services, management services, and investment management services agreements with related parties under Goldman Sachs. These affiliates provide legal, compliance, technology, operations, financial reporting, human resources, risk management and distribution services. The Company recorded expenses for these agreements of $15 million, $15 million, and $14 million for the years ended December 31, 2013, 2012, and 2011, respectively, and had $6 million and $1 million payable at December 31, 2013 and 2012, respectively.

Effective April 30, 2013, the Company entered into agreements with certain affiliates under GAFG. These affiliates agreed to provide personnel, management services, administrative support, the use of facilities, and such other services as the parties may agree to from time to time. The Company recorded expenses of $41 million for the year ended December 31, 2013 and had $24 million payable at December 31, 2013.

On April 30, 2013, Goldman Sachs waived $213 million of current taxes payable due from the Company under a tax sharing agreement. The transaction was recorded as a capital contribution.

On May 1, 2013, the Company purchased LS and SPIA assets from Goldman Sachs for $403 million. See Note 4, 6 and 8 for additional information.

The Company has a service agreement with Global Atlantic Financial Life Limited ("GAFLL"), a Bermuda domiciled entity, which can be terminated by either party upon applicable notice. Under the agreement, the Company recorded expenses of $1 million related to certain employee compensation plans, including incentive interests and stock appreciation rights.

Effective April 1, 2013, the Company recaptured blocks of variable annuity, fixed annuity, universal life and individual life business previously ceded to Ariel Capital Re, Arrow Re and Columbia Capital Life Reinsurance Company. Subsequent to the recapture, the Company ceded the recaptured blocks of business plus additional blocks of universal life and individual life business to CwA Re. Under the April 1, 2013 agreements, CwA Re agreed to pay the Company certain fees for the continued administration of the ceded business. The Company received fee income from CwA Re of $16 million and had $4 million receivable at December 31, 2013.

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Ariel Capital Re acting on behalf of, and for the benefit of a segregated account established by Ariel Capital Re. Under this agreement, Ariel Capital Re agreed to pay the Company certain fees for continued administration of the variable annuity business. The Company received fee income from Ariel Capital Re of $3 million, $14 million and $15 million for the years ended December 31, 2013, 2012 and 2011, respectively. The Company had no receivable related to the fee income at December 31, 2013 and a receivable of $1 million at December 31, 2012.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

18. RELATED PARTY TRANSACTIONS (CONTINUED)

Effective July 1, 2012, the Company ceded via funds withheld coinsurance, 90% of a block of fixed annuity business to an affiliate, Arrow Re. Under this agreement, Arrow Re agreed to pay the Company certain fees for the continued administration of the business. The Company recorded fee income from Arrow Re of $12 million and $2 million for the year ended December 31, 2013 and had no receivable and $1 million receivable at December 31, 2013 and 2012, respectively.

During the year ended December 31, 2013, the Company provided management services, administrative support, and use of Company facilities for affiliates under Goldman Sachs and receives certain distribution and administration fees from affiliates under Goldman Sachs. The Company recorded income from these agreements of $5 million, $7 million, and $8 million for the years ended December 31, 2013, 2012, and 2011, respectively, and had $1 million and $1 million receivable at December 31, 2013 and 2012, respectively.

The Company has entered into several derivative transactions with affiliates, which resulted in income of $41 million for the year ended December 31, 2013, income of $37 million for the year ended December 31, 2012, and expenses of $28 million for the year ended December 31, 2011. The Company had affiliated derivatives payables of $327 million for the year ended December 31, 2013 and affiliated derivative payables of $283 million for the year ended December 31, 2012. In December 2011, the Company entered into an agreement with an affiliate to purchase a $25 million secured note. Under the agreement, the secured note maintained an interest rate of 2.77%. In August 2012, the Company sold the note back to the same affiliate and recognized a pre-tax gain of $1 million, which is recorded within net realized capital gains within the Consolidated Statements of Operations. The Company recognized interest income of $0.5 million from the note for the year ended December 31, 2012. This amount is recorded within net investment income within the Consolidated Statements of Operations. At December 31, 2011, the amortized cost and fair value of the secured note were $25 and $25 million, respectively. These amounts are recorded within available-for-sale fixed maturities within the Consolidated Balance Sheets.

The Company has entered into purchase and sale transactions with affiliates, which resulted in realized gains of $11 million for the year ended December 31, 2013. These transactions were recorded at fair value. There were no outstanding receivables at December 31, 2013 related to these transactions.

Under Goldman Sachs' ownership, the employees of the Company participate in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSUs) to certain employees of the Company as part of their overall compensation. For employees not deemed retirement eligible, unvested RSUs require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0 million, $1 million and $0 million relating to RSUs for the years ended December 31, 2013, 2012 and 2011, respectively.

19. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because fixed maturities are required to be carried at amortized cost, policy acquisition costs are expensed when incurred, asset valuation and interest maintenance reserves are required, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory capital and surplus was as follows:                       (Unaudited)
          December 31,                                                  2013            2012
       -------------------------------------------------------------------------------------------
          (IN MILLIONS)
          Commonwealth Annuity                                        $     724        $     327
          FAFLIC                                                            155              125
          Accordia                                                          382                6

Statutory net (loss)/income was as follows:                          (Unaudited)
          For the years ended December 31,                               2013           2012            2011
       ----------------------------------------------------------------------------------------------------------
          (IN MILLIONS)
          Commonwealth Annuity                                        $     (33)       $      (7)      $    122
          FAFLIC                                                            (39)              20             20
          Accordia                                                         (112)               1              -


COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

20. ACCUMULATED OTHER COMPREHENSIVE INCOME ("AOCI")

Information about amounts reclassified out of each component of AOCI:

                                                 AMOUNTS RECLASSIFIED FROM         CONSOLIDATED STATEMENTS OF OPERATIONS
               COMPONENTS OF AOCI                          AOCI                                 LOCATION
-----------------------------------------------------------------------------------------------------------------------------
                                                    For the years ended
                                                        December 31,
                                                         2013          2012
                                                 ---------------------------
Net Unrealized investment gains/(losses) on
available-for-sale securities:
                                                                             Net realized capital gains, excluding OTTI
   Net unrealized investment gains/(losses)        $     120    $       96   losses
                                                 ---------------------------
         Net unrealized investment
         gains/(losses), before tax                      120            96
         Income tax (expense)/benefit                    (42)          (34)
                                                 ---------------------------
         Net unrealized investment
         gains/(losses), after tax                 $      78    $       62
                                                 ===========================


21. ACQUISITION

The Company's acquisition of Accordia is accounted for by applying FASB ASC 805-50-15. The table below summarizes the amounts recognized at fair value for assets acquired and liabilities assumed and the resulting goodwill. See Note 4 for a description of the transaction.

-----------------------------------------------------------------
FAIR VALUE                                          OCTOBER
                                                      2013
(IN MILLIONS)
Assets:
   Total investments                            $       6,196
   Cash and cash equivalents                              295
   VOBA                                                   365
   Other intangibles                                        7
   Other assets at fair value                           1,575
                                                -----------------
          Total assets acquired                 $       8,438
                                                -----------------

Liabilities:
   Policyholder liabilities                     $       8,269
   Other liabilities at fair value                         44
                                                -----------------
          Total liabilities assumed             $       8,313
                                                -----------------

                                                -----------------
   Goodwill                                                 3
                                                -----------------
   Total cash consideration                     $         128
-----------------------------------------------------------------

The goodwill of $3 million recognized as a result of the acquisition includes the expected synergies and other benefits that management believes will result from combining the operations of Aviva USA life business with the operations of the Company. See Note 4 - Summary of Significant Accounting Policies, for further discussion of goodwill. Approximately $1 million of goodwill is estimated to be deductible for tax purposes. Included in the assets acquired is VOBA, which reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the future profits embedded in the acquired contracts at the acquisition date. See Note 4 - Summary of Significant Accounting Policies, for further explanation of VOBA. The assessment of fair value in accordance with FASB ASC 805-20-25 included the establishment of intangible assets for VOBA, distribution relationships and various state licenses.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

22. SUBSEQUENT EVENT

On January 2, 2014, the direct parent of the Company, Finco, acquired Forethought Financial Group ("FFG"), a privately-held diversified financial services organization that owns life insurance entities. As part of this transaction, effective January 2, 2014, Finco restructured the ownership of certain subsidiaries, which resulted in certain changes and transactions involving the Company. Regulatory approval was received for the transactions from the Massachusetts Division of Insurance, the Indiana Division of Insurance, the Texas Department of Insurance and the Iowa Department of Insurance.

The Company issued a $300 million note to its direct parent, Finco and capitalized a newly created affiliate, MARS Acquisition Company with the proceeds. Finco, in turn, contributed 79% of the common stock of the Company to FFG. Subsequently, FFG repaid the 95% of the loan with the transfer of 95% of its investment in common stock of two insurance subsidiaries, Forethought Life Insurance Company, an Indiana domiciled insurer, and Forethought National Life Insurance Company, Texas domiciled insurer. The Company then declared and paid a dividend of approximately $39 million to its shareholders. This dividend was approved by the Massachusetts Division of Insurance. FFG then contributed all of its ownership in the Company to its subsidiary, Forethought Financial Services ("FFSI").

On March 31, 2014, the Company received a $39.5 million capital contribution from FFG and $10.5 million from Finco. The contribution did not change the ownership structure or ownership percentage of the Company's shareholders.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and
Life Insurance Company and the Contract Owners of
Commonwealth Annuity Separate Account A of
Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts (as listed in the statements of assets and liabilities and the statements of operations) constituting Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company at December 31, 2013, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
April 17, 2014

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

                                                                           ALLIANCE-            ALLIANCE-             ALLIANCE-
                                                                         BERNSTEIN VPS        BERNSTEIN VPS        BERNSTEIN VPS
                                                                          INTERMEDIATE        INTERNATIONAL           SMALL CAP
                                                                         BOND PORTFOLIO      VALUE PORTFOLIO      GROWTH PORTFOLIO
                                                                            CLASS B              CLASS B              CLASS B
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $          591,053   $          167,788   $          633,519
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                    591,053              167,788              633,519

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $          591,053   $          167,788   $          633,519
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           591,053              167,788              633,519
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $          591,053   $          167,788   $          633,519
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $          640,404   $          152,541   $          500,628
Underlying Fund shares held                                                        53,200               11,291               28,106

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                            196,503               29,959              106,702
  Unit fair value, December 31, 2013                                   $         1.301802   $         0.679050   $         1.732575

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.285178   $         0.670381   $         1.710515

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                            124,112                2,410               22,244
  Unit fair value, December 31, 2013                                   $         1.272832   $         0.663940   $         1.694001

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.256533   $         0.655412   $         1.672299

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                            134,625              217,552              237,113
  Unit fair value, December 31, 2013                                   $         1.285029   $         0.670385   $         1.710089

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                                446                   --                3,248
  Unit fair value, December 31, 2013                                   $         1.268611   $         0.661839   $         1.688292

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                              3,348                   --                   --
  Unit fair value, December 31, 2013                                   $         1.107789   $         1.159877   $         2.013523

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                           ALLIANCE-
                                                                         BERNSTEIN VPS         FIDELITY VIP         FIDELITY VIP
                                                                         SMALL/MID CAP        CONTRAFUND(R)       DISCIPLINED SMALL
                                                                        VALUE PORTFOLIO         PORTFOLIO          CAP PORTFOLIO
                                                                            CLASS B          SERVICE CLASS 2      SERVICE CLASS 2
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $        1,518,980   $        1,441,671   $          100,695
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                  1,518,980            1,441,671              100,695

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $        1,518,980   $        1,441,671   $          100,695
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         1,518,980            1,441,671              100,695
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $        1,518,980   $        1,441,671   $          100,695
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $        1,298,505   $        1,140,859   $           87,162
Underlying Fund shares held                                                        66,798               42,691                6,517

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                            175,963              599,213               52,692
  Unit fair value, December 31, 2013                                   $         1.507616   $         1.532982   $         1.696182

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.488365   $         1.521651   $         1.683606

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                             16,800               85,953                4,522
  Unit fair value, December 31, 2013                                   $         1.474074   $         1.513164   $         1.674211

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.455189   $         1.501897   $         1.661734

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                            823,975              253,743                2,166
  Unit fair value, December 31, 2013                                   $         1.487612   $         1.521627   $         1.684508

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                                 --                4,585                   --
  Unit fair value, December 31, 2013                                   $         1.468565   $         1.510307   $         1.671991

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                              2,058                   --                   58
  Unit fair value, December 31, 2013                                   $         1.542762   $         1.564381   $         1.731240

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                          FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                                         EQUITY-INCOME         FREEDOM 2005         FREEDOM 2010
                                                                           PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                                        SERVICE CLASS 2      SERVICE CLASS 2      SERVICE CLASS 2
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $        1,444,139   $              696   $            2,306
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                  1,444,139                  696                2,306

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $        1,444,139   $              696   $            2,306
                                                                       ==================   ==================   ==================
NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         1,444,139                  696                2,306
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $        1,444,139   $              696   $            2,306
                                                                       ==================   ==================   ==================
Investments in shares of the Underlying Funds, at cost                 $        1,412,840   $              643   $            2,081
Underlying Fund shares held                                                        63,118                   61                  188

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                            412,756                  577                1,799
  Unit fair value, December 31, 2013                                   $         1.510862   $         1.206076   $         1.281647

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.499628   $         1.197136   $         1.272158

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                             63,632                   --                   --
  Unit fair value, December 31, 2013                                   $         1.491286   $         1.190470   $         1.265045

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.480198   $         1.181594   $         1.255625

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                            478,738                   --                   --
  Unit fair value, December 31, 2013                                   $         1.502913   $         1.196990   $         1.271904

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.491747   $         1.188084   $         1.262467

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                              3,965                   --                   --
  Unit fair value, December 31, 2013                                   $         1.545379   $         1.230782   $         1.307839

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                          FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                                          FREEDOM 2015         FREEDOM 2020         FREEDOM 2025
                                                                           PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                                        SERVICE CLASS 2      SERVICE CLASS 2      SERVICE CLASS 2
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $          392,004   $          790,377   $          292,991
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                    392,004              790,377              292,991

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $          392,004   $          790,377   $          292,991
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           392,004              790,377              292,991
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $          392,004   $          790,377   $          292,991
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $          357,441   $          682,597   $          260,230
Underlying Fund shares held                                                        31,690               63,028               22,677

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                             15,113              128,884               24,859
  Unit fair value, December 31, 2013                                   $         1.294110   $         1.325599   $         1.386452

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.284511   $         1.315775   $         1.376176

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                                 --                6,483                1,318
  Unit fair value, December 31, 2013                                   $         1.277362   $         1.308459   $         1.368517

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.267845   $         1.298701   $         1.358300

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                            288,640              242,357              180,571
  Unit fair value, December 31, 2013                                   $         1.284526   $         1.315738   $         1.376091

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.274990   $         1.305983   $         1.365890

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                              1,272              215,958                5,823
  Unit fair value, December 31, 2013                                   $         1.320714   $         1.352887   $         1.414897

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                          FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                                          FREEDOM 2030         FREEDOM 2035         FREEDOM 2040
                                                                           PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                                        SERVICE CLASS 2      SERVICE CLASS 2      SERVICE CLASS 2
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $          337,074   $          314,705   $          288,043
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                    337,074              314,705              288,043

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $          337,074   $          314,705   $          288,043
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           337,074              314,705              288,043
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $          337,074   $          314,705   $          288,043
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $          280,225   $          260,233   $          258,931
Underlying Fund shares held                                                        26,375               16,485               15,749

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                             30,915               63,806              142,159
  Unit fair value, December 31, 2013                                   $         1.406006   $         1.445114   $         1.451369

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.395590   $         1.434422   $         1.440628

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                                 --                  757                  732
  Unit fair value, December 31, 2013                                   $         1.387812   $         1.426411   $         1.432556

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.377477   $         1.415762   $         1.421874

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                            209,003              150,208               55,998
  Unit fair value, December 31, 2013                                   $         1.395611   $         1.434225   $         1.440557

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.385254   $         1.423556   $         1.429830

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                              1,338                4,059                   --
  Unit fair value, December 31, 2013                                   $         1.434990   $         1.474853   $         1.480902

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                          FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                                          FREEDOM 2045         FREEDOM 2050        FREEDOM INCOME
                                                                           PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                                        SERVICE CLASS 2      SERVICE CLASS 2      SERVICE CLASS 2
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $           40,767   $           86,669   $          110,244
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                     40,767               86,669              110,244

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------

  Net assets                                                           $           40,767   $           86,669   $          110,244
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                            40,767               86,669              110,244
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $           40,767   $           86,669   $          110,244
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $           33,917   $           75,655   $          108,639
Underlying Fund shares held                                                         2,249                5,249               10,161

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                             16,488               52,983                  369
  Unit fair value, December 31, 2013                                   $         1.461411   $         1.464959   $         1.120716

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.450563   $         1.454086   $         1.112403

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                                 90                5,208                   --
  Unit fair value, December 31, 2013                                   $         1.442485   $         1.445988   $         1.106199

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.431751   $         1.435211   $         1.097956

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                             11,404                1,046               98,716
  Unit fair value, December 31, 2013                                   $         1.450561   $         1.453989   $         1.112591

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.439783   $         1.443189   $         1.104306

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.491096   $         1.494659   $         1.263515

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                          FIDELITY VIP
                                                                             GROWTH
                                                                         OPPORTUNITIES      FIDELITY VIP INDEX    FIDELITY VIP MID
                                                                           PORTFOLIO          500 PORTFOLIO        CAP PORTFOLIO
                                                                        SERVICE CLASS 2      SERVICE CLASS 2      SERVICE CLASS 2
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $          868,740   $          451,315   $          673,050
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                    868,740              451,315              673,050

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $          868,740   $          451,315   $          673,050
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           868,740              451,315              673,050
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $          868,740   $          451,315   $          673,050
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $          652,276   $          380,370   $          615,828
Underlying Fund shares held                                                        29,270                2,445               18,906

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                            162,635              162,709              296,167
  Unit fair value, December 31, 2013                                   $         1.793927   $         1.574537   $         1.528415

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.780649   $         1.562852   $         1.517104

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                              7,524                7,010               17,830
  Unit fair value, December 31, 2013                                   $         1.770715   $         1.554141   $         1.508643

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.757542   $         1.542561   $         1.497397

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                            313,293              116,708              126,203
  Unit fair value, December 31, 2013                                   $         1.781574   $         1.577629   $         1.516674

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                              1,171                   --                1,379
  Unit fair value, December 31, 2013                                   $         1.768338   $         1.565925   $         1.505406

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                              1,877                   66                   --
  Unit fair value, December 31, 2013                                   $         1.830646   $         1.620359   $         2.051577

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                          FIDELITY VIP         FIDELITY VIP       FT VIP FRANKLIN
                                                                            OVERSEAS         STRATEGIC INCOME         INCOME
                                                                           PORTFOLIO            PORTFOLIO         SECURITIES FUND
                                                                        SERVICE CLASS 2       SERVICE CLASS 2         CLASS 2
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $           31,114   $          854,251   $        3,449,663
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                     31,114              854,251            3,449,663

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $           31,114   $          854,251   $        3,449,663
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                            31,114              854,251            3,449,663
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $           31,114   $          854,251   $        3,449,663
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $           25,151   $          891,036   $        3,090,884
Underlying Fund shares held                                                         1,520               76,683              214,665

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                              7,342              308,093            1,055,511
  Unit fair value, December 31, 2013                                   $         1.403346   $         1.154901   $         1.304529

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.392928   $         1.146357   $         1.287866

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                                726               23,663              193,736
  Unit fair value, December 31, 2013                                   $         1.385150   $         1.139929   $         1.275508

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.374842   $         1.131460   $         1.259124

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                             14,209              348,576            1,414,954
  Unit fair value, December 31, 2013                                   $         1.393797   $         1.146345   $         1.287295

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.383455   $         1.137821   $         1.270833

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                                 --               52,764                3,039
  Unit fair value, December 31, 2013                                   $         1.431961   $         1.362140   $         1.363364

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                        FT VIP FRANKLIN       FT VIP MUTUAL        FT VIP MUTUAL
                                                                        SMALL CAP VALUE      GLOBAL DISCOVERY          SHARES
                                                                        SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                                                            CLASS 2              CLASS 2              CLASS 2
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $          756,878   $        1,070,916   $          236,788
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                    756,878            1,070,916              236,788

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $          756,878   $        1,070,916   $          236,788
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           756,878            1,070,916              236,788
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $          756,878   $        1,070,916   $          236,788
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $          534,468   $          969,111   $          172,307
Underlying Fund shares held                                                        31,445               46,888               10,947

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                             79,808              540,990               75,587
  Unit fair value, December 31, 2013                                   $         1.494708   $         1.308339   $         1.169138

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.475585   $         1.291625   $         1.154207

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                             18,239               25,242               11,810
  Unit fair value, December 31, 2013                                   $         1.461422   $         1.279234   $         1.143103

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.442694   $         1.262838   $         1.128475

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                            412,963              247,875              116,714
  Unit fair value, December 31, 2013                                   $         1.472322   $         1.292414   $         1.153501

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                                 --                4,251                  252
  Unit fair value, December 31, 2013                                   $         1.453488   $         1.275873   $         1.138727

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                              1,261                3,488                   --
  Unit fair value, December 31, 2013                                   $         2.314617   $         1.446622   $         1.478175

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                            FT VIP            GOLDMAN SACHS        GOLDMAN SACHS
                                                                           TEMPLETON             BALANCED          EQUITY GROWTH
                                                                             GROWTH              STRATEGY             STRATEGY
                                                                        SECURITIES FUND         PORTFOLIO            PORTFOLIO
                                                                            CLASS 2              CLASS A              CLASS A
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $          301,214   $        1,095,206   $          349,462
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                    301,214            1,095,206              349,462

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $          301,214   $        1,095,206   $          349,462
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           301,214            1,095,206              349,462
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $          301,214   $        1,095,206   $          349,462
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $          221,125   $          983,980   $          261,359
Underlying Fund shares held                                                        19,778               98,401               24,455

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                             54,076              462,272              289,940
  Unit fair value, December 31, 2013                                   $         1.106198   $         1.132036   $         1.035437

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.092087   $         1.117583   $         1.022209

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                              5,933                7,867                2,040
  Unit fair value, December 31, 2013                                   $         1.081605   $         1.106825   $         1.012386

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.067736   $         1.092671   $         0.999394

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                            215,352              285,378               46,161
  Unit fair value, December 31, 2013                                   $         1.091134   $         1.117684   $         1.022125

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                                 --              184,893                   --
  Unit fair value, December 31, 2013                                   $         1.077175   $         1.103443   $         1.009039

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                                 --               29,094                   --
  Unit fair value, December 31, 2013                                   $         1.512908   $         1.382003   $         1.745599

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                         GOLDMAN SACHS                             GOLDMAN SACHS
                                                                           GROWTH AND         GOLDMAN SACHS        INTERNATIONAL
                                                                        INCOME STRATEGY      GROWTH STRATEGY        REAL ESTATE
                                                                           PORTFOLIO            PORTFOLIO         SECURITIES FUND
                                                                            CLASS A              CLASS A              CLASS A
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $        1,284,843   $        1,141,706   $          469,485
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                  1,284,843            1,141,706              469,485

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $        1,284,843   $        1,141,706   $          469,485
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         1,284,843            1,141,706              469,485
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $        1,284,843   $        1,141,706   $          469,485
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $        1,070,959   $          907,300   $          482,938
Underlying Fund shares held                                                       105,835               88,573               71,787

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                            728,736              528,215              236,227
  Unit fair value, December 31, 2013                                   $         1.082549   $         1.027775   $         0.770670

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --              136,249                   --
  Unit fair value, December 31, 2013                                   $         1.068721   $         1.014620   $         0.760883

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                            101,646                3,941                   --
  Unit fair value, December 31, 2013                                   $         1.058449   $         1.004880   $         0.753566

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.044890   $         0.992000   $         0.743889

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                            363,392              450,234              370,399
  Unit fair value, December 31, 2013                                   $         1.068716   $         1.014181   $         0.761017

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.055021   $         1.001236   $         0.751295

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                                 --                   --                4,122
  Unit fair value, December 31, 2013                                   $         1.517297   $         1.624985   $         1.346851

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                         GOLDMAN SACHS        GOLDMAN SACHS         GOLDMAN SACHS
                                                                          REAL ESTATE           TECHNOLOGY         VIT CORE FIXED
                                                                        SECURITIES FUND      TOLLKEEPER FUND        INCOME FUND
                                                                            CLASS A              CLASS A           SERVICE SHARES
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $           98,185   $          829,227   $        1,065,042
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                     98,185              829,227            1,065,042

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $           98,185   $          829,227   $        1,065,042
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                            98,185              829,227            1,065,042
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $           98,185   $          829,227   $        1,065,042
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $           89,727   $          642,999   $        1,051,938
Underlying Fund shares held                                                         6,318               47,357              101,723

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                             48,704              165,750              188,408
  Unit fair value, December 31, 2013                                   $         1.039302   $         1.625775   $         1.208598

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.026006   $         1.605016   $         1.193169

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                                563               12,196               28,255
  Unit fair value, December 31, 2013                                   $         1.016139   $         1.589595   $         1.181717

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.003116   $         1.569186   $         1.166557

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                             45,799              335,859              669,307
  Unit fair value, December 31, 2013                                   $         1.026113   $         1.605982   $         1.193547

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                                 --                  157                  735
  Unit fair value, December 31, 2013                                   $         1.013002   $         1.585411   $         1.178269

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                                 --                  483                3,383
  Unit fair value, December 31, 2013                                   $         1.384868   $         1.523871   $         1.249785

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                                              GOLDMAN SACHS        GOLDMAN SACHS
                                                                         GOLDMAN SACHS          VIT GLOBAL           VIT GROWTH
                                                                        VIT EQUITY INDEX         MARKETS           OPPORTUNITIES
                                                                              FUND            NAVIGATOR FUND            FUND
                                                                         SERVICE SHARES       SERVICE SHARES       SERVICE SHARES
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $          213,550   $           17,488   $          347,898
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                    213,550               17,488              347,898

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $          213,550   $           17,488   $          347,898
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           213,550               17,488              347,898
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $          213,550   $           17,488   $          347,898
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $          170,963   $           17,334   $          270,789
Underlying Fund shares held                                                        15,610                1,525               40,548

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                             37,457                  807               79,712
  Unit fair value, December 31, 2013                                   $         1.300603   $         1.174794   $         1.604710

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.283943   $         1.170982   $         1.584213

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                             19,043                   --                1,853
  Unit fair value, December 31, 2013                                   $         1.271648   $         1.168104   $         1.568965

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.255329   $         1.164293   $         1.548889

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                            108,979               14,124              130,600
  Unit fair value, December 31, 2013                                   $         1.284286   $         1.171046   $         1.582848

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                                 --                   --                3,494
  Unit fair value, December 31, 2013                                   $         1.267826   $         1.167212   $         1.562594

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                                319                   --                2,989
  Unit fair value, December 31, 2013                                   $         2.056219   $         1.185322   $         1.638171

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                         GOLDMAN SACHS
                                                                        VIT HIGH QUALITY      GOLDMAN SACHS        GOLDMAN SACHS
                                                                         FLOATING RATE        VIT LARGE CAP         VIT MID CAP
                                                                          FUND SERVICE          VALUE FUND           VALUE FUND
                                                                           SHARES (A)         SERVICE SHARES       SERVICE SHARES
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $          954,481   $          121,176   $           20,401
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                    954,481              121,176               20,401

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $          954,481   $          121,176   $           20,401
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           954,481              121,176               20,401
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $          954,481   $          121,176   $           20,401
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $          974,819   $           92,607   $           19,165
Underlying Fund shares held                                                        90,816                9,632                1,093

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                            356,584              100,824                8,728
  Unit fair value, December 31, 2013                                   $         1.212914   $         1.146301   $         1.538802

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.197386   $         1.131657   $         1.527391

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                             24,804                   --                1,277
  Unit fair value, December 31, 2013                                   $         1.185959   $         1.120777   $         1.518862

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.170717   $         1.106411   $         1.507554

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                            406,232                4,950                3,314
  Unit fair value, December 31, 2013                                   $         1.197330   $         1.131774   $         1.517955

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                              3,062                   --                   --
  Unit fair value, December 31, 2013                                   $         1.182041   $         1.117282   $         1.506697

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                              2,205                   --                   --
  Unit fair value, December 31, 2013                                   $         1.154446   $         1.865276   $         2.196134

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                                                                   GOLDMAN SACHS
                                                                         GOLDMAN SACHS        GOLDMAN SACHS        VIT STRATEGIC
                                                                           VIT MONEY          VIT STRATEGIC        INTERNATIONAL
                                                                          MARKET FUND          GROWTH FUND          EQUITY FUND
                                                                         SERVICE SHARES       SERVICE SHARES       SERVICE SHARES
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $        6,485,259   $          211,980   $          252,309
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                  6,485,259              211,980              252,309

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $        6,485,259   $          211,980   $          252,309
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         6,485,259              211,980              252,309
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $        6,485,259   $          211,980   $          252,309
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $        6,485,259   $          141,001   $          220,517
Underlying Fund shares held                                                     6,485,259               12,038               24,168

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                            646,084               90,406               78,265
  Unit fair value, December 31, 2013                                   $         0.958257   $         1.373321   $         0.922780

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         0.945966   $         1.355761   $         0.910989

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                                 --                5,344                   --
  Unit fair value, December 31, 2013                                   $         0.936895   $         1.342735   $         0.902232

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         0.924896   $         1.325533   $         0.890685

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                          6,198,279               59,480              190,519
  Unit fair value, December 31, 2013                                   $         0.945902   $         1.355888   $         0.911569

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                                275                   --                   --
  Unit fair value, December 31, 2013                                   $         0.933804   $         1.338593   $         0.899889

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                              3,022                   --                4,021
  Unit fair value, December 31, 2013                                   $         0.967282   $         1.953968   $         1.595625

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                         GOLDMAN SACHS                              INVESCO V.I.
                                                                         VIT STRUCTURED       GOLDMAN SACHS           AMERICAN
                                                                       SMALL CAP EQUITY       VIT STRUCTURED       FRANCHISE FUND
                                                                              FUND           U.S. EQUITY FUND        SERIES II
                                                                         SERVICE SHARES       SERVICE SHARES         SHARES (A)
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $          169,659   $          193,603   $           11,338
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                    169,659              193,603               11,338

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $          169,659   $          193,603   $           11,338
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           169,659              193,603               11,338
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $          169,659   $          193,603   $           11,338
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $          151,298   $          174,521   $            8,473
Underlying Fund shares held                                                        11,311               11,698                  229

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                           36,825               19,373                9,021
  Unit fair value, December 31, 2013                                   $         1.440334   $         1.246090   $         1.256913

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.421929   $         1.230190   $         1.240885

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                              3,525               17,042                   --
  Unit fair value, December 31, 2013                                   $         1.408281   $         1.218348   $         1.228957

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.390253   $         1.202744   $         1.213217

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                             78,524              120,668                   --
  Unit fair value, December 31, 2013                                   $         1.421909   $         1.232294   $         1.237022

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.403702   $         1.216537   $         1.221177

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         2.362388   $         1.655372   $         1.664412

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                                               INVESCO V.I.         JANUS ASPEN
                                                                       INVESCO V.I. CORE      GLOBAL HEALTH          ENTERPRISE
                                                                          EQUITY FUND           CARE FUND            PORTFOLIO
                                                                        SERIES II SHARES     SERIES II SHARES      SERVICE SHARES
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $          312,108   $        1,586,034   $          363,562
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                    312,108            1,586,034              363,562

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $          312,108   $        1,586,034   $          363,562
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           312,108            1,586,034              363,562
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $          312,108   $        1,586,034   $          363,562
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $          209,358   $        1,337,619   $          243,185
Underlying Fund shares held                                                         8,207               55,514                6,401

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                            136,075              244,423               75,826
  Unit fair value, December 31, 2013                                   $         1.330790   $         1.713837   $         1.533428

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.313775   $         1.701109   $         1.513850

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                             20,654               17,755               28,186
  Unit fair value, December 31, 2013                                   $         1.301138   $         1.691658   $         1.499303

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.284511   $         1.679044   $         1.480072

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                             74,790              665,101              135,137
  Unit fair value, December 31, 2013                                   $         1.313847   $         1.701254   $         1.517197

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.297080   $         1.688625   $         1.497749

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                              3,982                3,197                   --
  Unit fair value, December 31, 2013                                   $         1.477597   $         1.749277   $         1.706992

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                                               JANUS ASPEN
                                                                          JANUS ASPEN        PERKINS MID CAP         MFS(R) NEW
                                                                        FORTY PORTFOLIO     VALUE PORTFOLIO       DISCOVERY SERIES
                                                                         SERVICE SHARES       SERVICE SHARES       SERVICE CLASS
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $          531,304   $          856,921   $          496,331
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                    531,304              856,921              496,331

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $          531,304   $          856,921   $          496,331
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           531,304              856,921              496,331
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $          531,304   $          856,921   $          496,331
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $          381,973   $          688,099   $          409,115
Underlying Fund shares held                                                        10,139               45,149               23,612

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                            173,414              206,274              148,035
  Unit fair value, December 31, 2013                                   $         1.421897   $         1.382067   $         1.778506

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.403715   $         1.364398   $         1.765277

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                              9,753               25,621                2,068
  Unit fair value, December 31, 2013                                   $         1.390249   $         1.351311   $         1.755446

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.372440   $         1.334001   $         1.742368

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                            182,523              388,053              128,134
  Unit fair value, December 31, 2013                                   $         1.403685   $         1.364701   $         1.764543

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                              5,676                3,377                   --
  Unit fair value, December 31, 2013                                   $         1.385740   $         1.347227   $         1.751430

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                              4,700                1,701                1,280
  Unit fair value, December 31, 2013                                   $         1.510295   $         1.816038   $         2.595200

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                                               OPPENHEIMER          OPPENHEIMER
                                                                        MFS(R) UTILITIES      CAPITAL INCOME       GLOBAL FUND/VA
                                                                             SERIES          FUND/VA SERVICE          SERVICE
                                                                         SERVICE CLASS          SHARES (A)           SHARES (A)
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $          244,135   $          506,789   $        1,297,146
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                    244,135              506,789            1,297,146

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $          244,135   $          506,789   $        1,297,146
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           244,135              506,789            1,297,146
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $          244,135   $          506,789   $        1,297,146
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $          215,895   $          412,854   $          992,175
Underlying Fund shares held                                                         7,758               37,100               32,052

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                             93,278              264,811              520,725
  Unit fair value, December 31, 2013                                   $         1.552057   $         0.899903   $         1.251493

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.540550   $         0.888435   $         1.235484

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                              8,072               25,832               82,092
  Unit fair value, December 31, 2013                                   $         1.531927   $         0.879901   $         1.223648

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.520548   $         0.868629   $         1.208007

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                             50,906              276,183              436,349
  Unit fair value, December 31, 2013                                   $         1.541761   $         0.889167   $         1.237508

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                              3,039                  207                   --
  Unit fair value, December 31, 2013                                   $         1.530301   $         0.877797   $         1.221644

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                              2,437                   --                3,351
  Unit fair value, December 31, 2013                                   $         1.584161   $         1.323801   $         1.499529

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                                               OPPENHEIMER
                                                                                               MAIN STREET
                                                                          OPPENHEIMER           SMALL CAP             PIONEER
                                                                        GLOBAL STRATEGIC        FUND(R)/VA       DISCIPLINED VALUE
                                                                         INCOME FUND/VA          SERVICE           VCT PORTFOLIO
                                                                         SERVICE SHARES         SHARES (A)          CLASS II (A)
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $        1,652,718   $          417,744   $          194,545
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                  1,652,718              417,744              194,545

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $        1,652,718   $          417,744   $          194,545
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         1,652,718              417,744              194,545
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $        1,652,718   $          417,744   $          194,545
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $        1,682,243   $          318,826   $          151,966
Underlying Fund shares held                                                       300,494               15,174               13,614

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                            520,436               83,744              140,132
  Unit fair value, December 31, 2013                                   $         1.276966   $         1.489932   $         1.089301

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.260654   $         1.470897   $         1.075391

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                             11,042                7,282                   --
  Unit fair value, December 31, 2013                                   $         1.248532   $         1.456774   $         1.065054

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.232573   $         1.438115   $         1.051402

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                            569,576              191,962               38,987
  Unit fair value, December 31, 2013                                   $         1.260781   $         1.470932   $         1.074708

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                              4,764                   --                   --
  Unit fair value, December 31, 2013                                   $         1.244663   $         1.452119   $         1.060945

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                            209,633                   --                   --
  Unit fair value, December 31, 2013                                   $         1.194053   $         1.707871   $         1.417838

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2013

                                                                            PIONEER
                                                                            EMERGING         PIONEER MID CAP       PIONEER SELECT
                                                                          MARKETS VCT           VALUE VCT          MID CAP GROWTH
                                                                           PORTFOLIO            PORTFOLIO          VCT PORTFOLIO
                                                                            CLASS II             CLASS II           CLASS I (A)
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $          672,559   $          274,689   $          808,801
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                    672,559              274,689              808,801

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $          672,559   $          274,689   $          808,801
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           672,559              274,689              808,801
  Payout reserves                                                                      --                   --                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $          672,559   $          274,689   $          808,801
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $          710,986   $          191,943   $          540,869
Underlying Fund shares held                                                        27,196               12,053               24,674

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2013                                            303,824              133,592              295,048
  Unit fair value, December 31, 2013                                   $         0.746795   $         1.214326   $         1.450300

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         0.737227   $         1.198780   $         1.431792

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2013                                             46,230               49,050               70,658
  Unit fair value, December 31, 2013                                   $         0.730166   $         1.187308   $         1.418009

Commonwealth Annuity Advantage IV
  (with Optional Step-Up Death Benefit Charge
  and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         0.720782   $         1.172075   $         1.399853

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2013                                            555,663               45,364              194,935
  Unit fair value, December 31, 2013                                   $         0.738816   $         1.195309   $         1.430730

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2013                                                193                    3                1,274
  Unit fair value, December 31, 2013                                   $         0.729381   $         1.180015   $         1.412448

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2013                                              1,340                   --                   --
  Unit fair value, December 31, 2013                                   $         0.922131   $         1.429886   $         1.567434

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ALLIANCE-          ALLIANCE-          ALLIANCE-         ALLIANCE-
                                       BERNSTEIN VPS      BERNSTEIN VPS      BERNSTEIN VPS     BERNSTEIN VPS       FIDELITY VIP
                                       INTERMEDIATE       INTERNATIONAL        SMALL CAP       SMALL/MID CAP       CONTRAFUND(R)
                                      BOND PORTFOLIO     VALUE PORTFOLIO   GROWTH PORTFOLIO   VALUE PORTFOLIO        PORTFOLIO
                                          CLASS B            CLASS B            CLASS B           CLASS B         SERVICE CLASS 2
                                     -----------------  -----------------  ----------------- -----------------   -----------------
INVESTMENT INCOME:
  Dividends                          $          33,545  $           9,437  $              --  $           4,699  $          10,853

EXPENSES:
  Mortality and expense risk fees               11,262              1,939              7,707             13,324             13,836
  Administrative expense fees                    1,305                221                890              1,518              1,679
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                              12,567              2,160              8,597             14,842             15,515
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                20,978              7,277             (8,597)           (10,143)            (4,662)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Capital gain distributions                    29,754                 --             86,329             64,202                380
  Net realized gain (loss) from
   sales of investments                        (39,707)             2,163             26,786             22,791             46,848
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                    (9,953)             2,163            113,115             86,993             47,228
  Change in unrealized gain (loss)             (46,858)            18,309            101,767            193,036            240,185
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
     gain (loss)                               (56,811)            20,472            214,882            280,029            287,413
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
     assets from operations          $         (35,833) $          27,749  $         206,285  $         269,886  $         282,751
                                     =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2013

                                       FIDELITY VIP       FIDELITY VIP       FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                     DISCIPLINED SMALL    EQUITY-INCOME      FREEDOM 2005       FREEDOM 2010       FREEDOM 2015
                                       CAP PORTFOLIO        PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                      SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $             179  $          30,576  $               9  $              33  $           5,746

EXPENSES:
  Mortality and expense risk fees                  809             11,083                 10                 23              3,924
  Administrative expense fees                      104              1,305                  1                  3                440
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                                 913             12,388                 11                 26              4,364
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                  (734)            18,188                 (2)                 7              1,382
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Capital gain distributions                     6,042             86,909                  2                 24              3,880
  Net realized gain (loss) from
   sales of investments                          1,974             11,156                108                  3                460
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                     8,016             98,065                110                 27              4,340
  Change in unrealized gain (loss)              13,053             31,369                 43                186             28,315
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
     gain (loss)                                21,069            129,434                153                213             32,655
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
     assets from operations          $          20,335  $         147,622  $             151  $             220  $          34,037
                                     =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2013

                                        FIDELITY VIP      FIDELITY VIP       FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                        FREEDOM 2020      FREEDOM 2025       FREEDOM 2030       FREEDOM 2035       FREEDOM 2040
                                          PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                       SERVICE CLASS 2   SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $          11,709  $           4,476  $           4,685  $           4,355  $           3,813

EXPENSES:
  Mortality and expense risk fees                6,426              2,719              3,191              3,221              1,768
  Administrative expense fees                      970                314                365                372                216
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                               7,396              3,033              3,556              3,593              1,984
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                 4,313              1,443              1,129                762              1,829
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Capital gain distributions                     8,756              2,942              3,835              2,996              2,256
  Net realized gain (loss) from
   sales of investments                            700              1,174              2,153                978                434
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                     9,456              4,116              5,988              3,974              2,690
  Change in unrealized gain (loss)              73,386             27,978             37,024             46,105             26,018
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
     gain (loss)                                82,842             32,094             43,012             50,079             28,708
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
     assets from operations          $          87,155  $          33,537  $          44,141  $          50,841  $          30,537
                                     =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                                FIDELITY VIP
                                       FIDELITY VIP       FIDELITY VIP       FIDELITY VIP          GROWTH          FIDELITY VIP
                                       FREEDOM 2045       FREEDOM 2050      FREEDOM INCOME      OPPORTUNITIES          INDEX
                                         PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO        500 PORTFOLIO
                                      SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $             587  $             982  $           1,381  $             419  $           6,786

EXPENSES:
  Mortality and expense risk fees                  405                754                562             11,069              3,711
  Administrative expense fees                       49                 96                 62              1,294                445
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                                 454                850                624             12,363              4,156
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                   133                132                757            (11,944)             2,630
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Capital gain distributions                       430                759                342                409              2,373
  Net realized gain (loss) from
   sales of investments                            347                404                 10            148,771              2,581
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                       777              1,163                352            149,180              4,954
  Change in unrealized gain (loss)               5,997             12,487              1,605            132,239             65,138
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
     gain (loss)                                 6,774             13,650              1,957            281,419             70,092
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
     assets from operations          $           6,907  $          13,782  $           2,714  $         269,475  $          72,722
                                     =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                          FIDELITY VIP       FIDELITY VIP      FT VIP FRANKLIN    FT VIP FRANKLIN
                                     FIDELITY VIP MID       OVERSEAS       STRATEGIC INCOME        INCOME         SMALL CAP VALUE
                                       CAP PORTFOLIO        PORTFOLIO          PORTFOLIO       SECURITIES FUND    SECURITIES FUND
                                      SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2            CLASS 2
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $           1,612  $             309  $          33,766  $         209,183  $           7,209

EXPENSES:
  Mortality and expense risk fees                6,560                341             10,443             41,829              7,787
  Administrative expense fees                      805                 40              1,315              4,906                890
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                               7,365                381             11,758             46,735              8,677
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                (5,753)               (72)            22,008            162,448             (1,468)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Capital gain distributions                    76,477                107              8,196                 --              9,303
  Net realized gain (loss) from
   sales of investments                          8,607                676              2,802             28,753             41,277
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                    85,084                783             10,998             28,753             50,580
  Change in unrealized gain (loss)              76,788              5,668            (36,357)           181,492            126,039
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
     gain (loss)                               161,872              6,451            (25,359)           210,245            176,619
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
     assets from operations          $         156,119  $           6,379  $          (3,351) $         372,693  $         175,151
                                     =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                FT VIP          GOLDMAN SACHS      GOLDMAN SACHS
                                       FT VIP MUTUAL      FT VIP MUTUAL        TEMPLETON          BALANCED         EQUITY GROWTH
                                     GLOBAL DISCOVERY        SHARES             GROWTH            STRATEGY           STRATEGY
                                      SECURITIES FUND    SECURITIES FUND    SECURITIES FUND       PORTFOLIO          PORTFOLIO
                                          CLASS 2            CLASS 2            CLASS 2            CLASS A            CLASS A
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $          21,732  $           5,545  $           7,165  $          28,104  $           5,344

EXPENSES:
  Mortality and expense risk fees               11,879              3,217              3,499             12,975              3,614
  Administrative expense fees                    1,447                381                398              1,534                459
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                              13,326              3,598              3,897             14,509              4,073
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                 8,406              1,947              3,268             13,595              1,271
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Capital gain distributions                    90,321                 --                 --                 --                 --
  Net realized gain (loss) from
   sales of investments                         28,559             16,848              6,080              4,729              8,192
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                   118,880             16,848              6,080              4,729              8,192
  Change in unrealized gain (loss)              87,286             39,136             56,999             47,691             51,414
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
     gain (loss)                               206,166             55,984             63,079             52,420             59,606
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
     assets from operations          $         214,572  $          57,931  $          66,347  $          66,015  $          60,877
                                     =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2013

                                       GOLDMAN SACHS                         GOLDMAN SACHS
                                        GROWTH AND        GOLDMAN SACHS      INTERNATIONAL      GOLDMAN SACHS      GOLDMAN SACHS
                                      INCOME STRATEGY    GROWTH STRATEGY      REAL ESTATE        REAL ESTATE        TECHNOLOGY
                                         PORTFOLIO          PORTFOLIO       SECURITIES FUND    SECURITIES FUND    TOLLKEEPER FUND
                                          CLASS A            CLASS A            CLASS A            CLASS A            CLASS A
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $          25,228  $          15,955  $          22,241  $           1,536  $              --

EXPENSES:
  Mortality and expense risk fees               15,128             13,042              6,121              1,383              8,610
  Administrative expense fees                    1,830              1,556                731                162              1,002
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                              16,958             14,598              6,852              1,545              9,612
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                 8,270              1,357             15,389                 (9)            (9,612)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Capital gain distributions                        --                 --                 --                 --             11,040
  Net realized gain (loss) from
   sales of investments                         21,162             12,646            (10,989)             5,976             23,313
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                    21,162             12,646            (10,989)             5,976             34,353
  Change in unrealized gain (loss)             101,075            145,995            (20,645)            (5,218)           139,863
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
     gain (loss)                               122,237            158,641            (31,634)               758            174,216
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
     assets from operations          $         130,507  $         159,998  $         (16,245) $             749  $         164,604
                                     =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                             GOLDMAN SACHS      GOLDMAN SACHS      GOLDMAN SACHS
                                       GOLDMAN SACHS      GOLDMAN SACHS       VIT GLOBAL         VIT GROWTH      VIT HIGH QUALITY
                                      VIT CORE FIXED    VIT EQUITY INDEX        MARKETS         OPPORTUNITIES      FLOATING RATE
                                        INCOME FUND           FUND          NAVIGATOR FUND          FUND           FUND SERVICE
                                      SERVICE SHARES     SERVICE SHARES     SERVICE SHARES     SERVICE SHARES       SHARES (A)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $          27,443  $           3,228  $              --  $              --  $           5,914

EXPENSES:
  Mortality and expense risk fees               14,643              2,380                120              3,892             14,542
  Administrative expense fees                    1,679                277                 15                460              1,712
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                              16,322              2,657                135              4,352             16,254
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                11,121                571               (135)            (4,352)           (10,340)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Capital gain distributions                        --                 --                 23             21,668              5,378
  Net realized gain (loss) from
   sales of investments                          1,906             18,035              3,064             11,575            (11,607)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                     1,906             18,035              3,087             33,243             (6,229)
  Change in unrealized gain (loss)             (44,840)            27,679               (733)            51,048              3,580
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
     gain (loss)                               (42,934)            45,714              2,354             84,291             (2,649)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
     assets from operations          $         (31,813) $          46,285  $           2,219  $          79,939  $         (12,989)
                                     =================  =================  =================  =================  =================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                                                   GOLDMAN SACHS
                                       GOLDMAN SACHS      GOLDMAN SACHS      GOLDMAN SACHS      GOLDMAN SACHS      VIT STRATEGIC
                                       VIT LARGE CAP       VIT MID CAP         VIT MONEY        VIT STRATEGIC      INTERNATIONAL
                                        VALUE FUND         VALUE FUND         MARKET FUND        GROWTH FUND        EQUITY FUND
                                      SERVICE SHARES     SERVICE SHARES     SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $           1,070  $             112  $             436  $             307  $           3,628

EXPENSES:
  Mortality and expense risk fees                1,243                151             95,958              2,322              1,769
  Administrative expense fees                      161                 18             10,832                286                213
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                               1,404                169            106,790              2,608              1,982
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                  (334)               (57)          (106,354)            (2,301)             1,646
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Capital gain distributions                    13,046              1,498                 --              7,312                 --
  Net realized gain (loss) from
   sales of investments                          2,359                 30                 --             11,629              4,688
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                    15,405              1,528                 --             18,941              4,688
  Change in unrealized gain (loss)              13,303              1,149                 --             33,864             26,558
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
     gain (loss)                                28,708              2,677                 --             52,805             31,246
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
     assets from operations          $          28,374  $           2,620  $        (106,354) $          50,504  $          32,892
                                     =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2013

                                       GOLDMAN SACHS                         INVESCO V.I.
                                      VIT STRUCTURED      GOLDMAN SACHS        AMERICAN                              INVESCO V.I.
                                     SMALL CAP EQUITY    VIT STRUCTURED     FRANCHISE FUND    INVESCO V.I. CORE    GLOBAL HEALTH
                                           FUND         U.S. EQUITY FUND       SERIES II         EQUITY FUND         CARE FUND
                                      SERVICE SHARES     SERVICE SHARES       SHARES (A)      SERIES II SHARES   SERIES II SHARES
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $           1,132  $           1,557  $              23  $           3,474  $           7,165

EXPENSES:
  Mortality and expense risk fees                1,441                763                101              3,424             11,700
  Administrative expense fees                      168                 90                 13                414              1,364
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                               1,609                853                114              3,838             13,064
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                  (477)               704                (91)              (364)            (5,899)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Capital gain distributions                    19,387                 --                 --                 --                 --
  Net realized gain (loss) from
   sales of investments                          8,704                219                 11              4,346             10,250
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                    28,091                219                 11              4,346             10,250
  Change in unrealized gain (loss)               6,386             16,985              2,988             60,547            236,461
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
     gain (loss)                                34,477             17,204              2,999             64,893            246,711
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
     assets from operations          $          34,000  $          17,908  $           2,908  $          64,529  $         240,812
                                     =================  =================  =================  =================  =================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2013

                                        JANUS ASPEN                          JANUS ASPEN
                                        ENTERPRISE         JANUS ASPEN      PERKINS MID CAP      MFS(R) NEW      MFS(R) UTILITIES
                                         PORTFOLIO       FORTY PORTFOLIO    VALUE PORTFOLIO   DISCOVERY SERIES        SERIES
                                      SERVICE SHARES     SERVICE SHARES     SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $           1,078 $            2,971 $            8,840  $              --  $           5,712

EXPENSES:
  Mortality and expense risk fees                3,848              7,089             10,041              3,817              3,218
  Administrative expense fees                      444                855              1,171                465                389
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                               4,292              7,944             11,212              4,282              3,607
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                (3,214)            (4,973)            (2,372)            (4,282)             2,105
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Capital gain distributions                        --                 --             15,429              3,223              5,083
  Net realized gain (loss) from
   sales of investments                          9,957             60,490             19,241              4,513             12,654
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                     9,957             60,490             34,670              7,736             17,737
  Change in unrealized gain (loss)              69,831             86,763            130,537             90,371             18,010
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
     gain (loss)                                79,788            147,253            165,207             98,107             35,747
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
     assets from operations          $          76,574  $         142,280  $         162,835  $          93,825  $          37,852
                                     =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                                 OPPENHEIMER
                                                                                                 MAIN STREET
                                        OPPENHEIMER        OPPENHEIMER        OPPENHEIMER         SMALL CAP           PIONEER
                                      CAPITAL INCOME     GLOBAL FUND/VA    GLOBAL STRATEGIC       FUND(R)/VA     DISCIPLINED VALUE
                                      FUND/VA SERVICE        SERVICE        INCOME FUND/VA          SERVICE        VCT PORTFOLIO
                                        SHARES (A)         SHARES (A)       SERVICE SHARES        SHARES (A)       CLASS II (A)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $          11,576  $          13,472  $          84,424  $           2,106  $           2,864

EXPENSES:
  Mortality and expense risk fees                6,582             13,341             19,545              3,928              2,190
  Administrative expense fees                      783              1,595              2,543                459                277
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                               7,365             14,936             22,088              4,387              2,467
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                 4,211             (1,464)            62,336             (2,281)               397
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Capital gain distributions                        --                 --                 --              3,635              7,822
  Net realized gain (loss) from
     sales of investments                       16,282             19,749             (7,114)            20,596             11,366
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                    16,282             19,749             (7,114)            24,231             19,188
  Change in unrealized gain (loss)              32,363            210,963            (90,090)            70,109             24,390
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
     gain (loss)                                48,645            230,712            (97,204)            94,340             43,578
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
     assets from operations          $          52,856  $         229,248  $         (34,868) $          92,059  $          43,975
                                     =================  =================  =================  =================  =================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2013

                                          PIONEER
                                         EMERGING        PIONEER MID CAP    PIONEER SELECT
                                        MARKETS VCT         VALUE VCT       MID CAP GROWTH
                                         PORTFOLIO          PORTFOLIO        VCT PORTFOLIO
                                         CLASS II           CLASS II          CLASS I (A)
                                     -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $           6,442  $           2,017  $              --

EXPENSES:
  Mortality and expense risk fees                8,760              3,404              8,506
  Administrative expense fees                    1,019                404              1,012
                                     -----------------  -----------------  -----------------
    Total expenses                               9,779              3,808              9,518
                                     -----------------  -----------------  -----------------

    Net investment income (loss)                (3,337)            (1,791)            (9,518)
                                     -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Capital gain distributions                       --                 --             28,975
  Net realized gain (loss) from
    sales of investments                       (16,485)            16,334             23,493
                                     -----------------  -----------------  -----------------
    Net realized gain (loss)                   (16,485)            16,334             52,468
  Change in unrealized gain (loss)              (8,519)            56,693            177,062
                                     -----------------  -----------------  -----------------
    Net realized and unrealized
     gain (loss)                               (25,004)            73,027            229,530
                                     -----------------  -----------------  -----------------
    Net increase (decrease) in net
     assets from operations          $         (28,341) $          71,236  $         220,012
                                     =================  =================  =================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                           ALLIANCEBERNSTEIN                                              ALLIANCEBERNSTEIN
                                            VPS INTERMEDIATE             ALLIANCEBERNSTEIN VPS               VPS SMALL CAP
                                             BOND PORTFOLIO         INTERNATIONAL VALUE PORTFOLIO          GROWTH PORTFOLIO
                                                CLASS B                         CLASS B                        CLASS B
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $       20,978  $       34,004  $        7,277  $           68  $       (8,597) $       (5,746)
   Net realized gain (loss)                 (9,953)         30,889           2,163            (299)        113,115          24,191
   Change in unrealized gain (loss)        (46,858)        (20,136)         18,309          14,146         101,767          20,655
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                (35,833)         44,757          27,749          13,915         206,285          39,100
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    97,053         132,183          17,618          18,148           9,863          84,889
   Withdrawals                            (106,943)        (30,924)        (13,252)             --         (55,909)        (23,413)
   Contract benefits                        (1,151)         (8,535)             --              --              --              --
   Contract charges                           (441)           (531)           (107)           (107)           (469)           (522)
   Transfers                              (282,442)       (233,594)         10,098          (1,811)         (7,876)            580
   Other transfers from (to)
     the General Account                    11,805          39,114              54              (6)            648          67,356
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                         (282,119)       (102,287)         14,411          16,224         (53,743)        128,890
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                           (317,952)        (57,530)         42,160          30,139         152,542         167,990

NET ASSETS:
   Beginning of year                       909,005         966,535         125,628          95,489         480,977         312,987
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $      591,053  $      909,005  $      167,788  $      125,628  $      633,519  $      480,977
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                          ALLIANCEBERNSTEIN
                                             VPS SMALL/MID            FIDELITY VIP CONTRAFUND(R)    FIDELITY VIP DISCIPLINED SMALL
                                          CAP VALUE PORTFOLIO                  PORTFOLIO                    CAP PORTFOLIO
                                                CLASS B                      SERVICE CLASS 2               SERVICE CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $      (10,143) $       (2,829) $       (4,662) $         (299) $         (734) $           73
   Net realized gain (loss)                 86,993           8,866          47,228           9,854           8,016           1,101
   Change in unrealized gain (loss)        193,036          31,310         240,185          67,997          13,053           1,310
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                269,886          37,347         282,751          77,552          20,335           2,484
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    69,194          39,318         236,334         161,380          56,206           8,452
   Withdrawals                             (72,451)         (2,812)        (89,160)        (28,415)         (3,838)            (17)
   Contract benefits                            --              --              --              --              --              --
   Contract charges                           (254)           (108)           (591)           (451)           (106)            (66)
   Transfers                               936,079          46,749         173,856          80,911           2,962          (1,993)
   Other transfers from (to)
     the General Account                     4,013           6,869          11,515          55,007           2,533             204
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                          936,581          90,016         331,954         268,432          57,757           6,580
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                          1,206,467         127,363         614,705         345,984          78,092           9,064

NET ASSETS:
   Beginning of year                       312,513         185,150         826,966         480,982          22,603          13,539
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $    1,518,980  $      312,513  $    1,441,671  $      826,966  $      100,695  $       22,603
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                      FIDELITY VIP EQUITY-INCOME       FIDELITY VIP FREEDOM 2005      FIDELITY VIP FREEDOM 2010
                                               PORTFOLIO                       PORTFOLIO                      PORTFOLIO
                                            SERVICE CLASS 2                 SERVICE CLASS 2                SERVICE CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $       18,188  $          689  $           (2) $            1  $            7  $           10
   Net realized gain (loss)                 98,065           4,912             110               3              27              22
   Change in unrealized gain (loss)         31,369           2,257              43              26             186              92
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                147,622           7,858             151              30             220             124
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    86,337          24,581             120             190             408             599
   Withdrawals                              (3,025)         (9,499)             --              --              --              --
   Contract benefits                            --              --              --              --              --              --
   Contract charges                           (225)            (66)             (5)             (5)            (23)            (22)
   Transfers                             1,100,197         (18,744)           (105)             --              --              --
   Other transfers from (to)
     the General Account                    64,106             (77)             --              --              --              --
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                        1,247,390          (3,805)             10             185             385             577
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                          1,395,012           4,053             161             215             605             701

NET ASSETS:
   Beginning of year                        49,127          45,074             535             320           1,701           1,000
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $    1,444,139  $       49,127  $          696  $          535  $        2,306  $        1,701
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                             FIDELITY VIP             FIDELITY VIP FREEDOM 2020       FIDELITY VIP FREEDOM 2025
                                         FREEDOM 2015 PORTFOLIO               PORTFOLIO                      PORTFOLIO
                                             SERVICE CLASS 2                SERVICE CLASS 2                 SERVICE CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $        1,382  $          452  $        4,313  $        3,849  $        1,443  $          336
   Net realized gain (loss)                  4,340           2,267           9,456           7,889           4,116           1,044
   Change in unrealized gain (loss)         28,315           8,824          73,386          42,825          27,978           8,083
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 34,037          11,543          87,155          54,563          33,537           9,463
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                   127,827          45,017          93,078          37,701          60,138          25,466
   Withdrawals                              (1,626)             --              --         (24,989)           (374)         (3,121)
   Contract benefits                            --              --              --              --              --              --
   Contract charges                           (176)           (120)           (217)           (171)           (332)           (229)
   Transfers                                78,860              --          71,257              (2)        102,152          (2,516)
   Other transfers from (to)
     the General Account                    21,016               1              91          30,907           5,664             703
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                          225,901          44,898         164,209          43,446         167,248          20,303
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            259,938          56,441         251,364          98,009         200,785          29,766

NET ASSETS:
   Beginning of year                       132,066          75,625         539,013         441,004          92,206          62,440
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $      392,004  $      132,066  $      790,377  $      539,013  $      292,991  $       92,206
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                      FIDELITY VIP FREEDOM 2030        FIDELITY VIP FREEDOM 2035      FIDELITY VIP FREEDOM 2040
                                              PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                            SERVICE CLASS 2                SERVICE CLASS 2                 SERVICE CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $        1,129  $        1,143  $          762  $        1,105  $        1,829  $          559
   Net realized gain (loss)                  5,988           2,422           3,974             858           2,690             357
   Change in unrealized gain (loss)         37,024          19,408          46,105          19,851          26,018           6,300
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 44,141          22,973          50,841          21,814          30,537           7,216
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    28,540          35,139          43,483          36,871         156,967          35,840
   Withdrawals                              (5,147)             --          (1,002)           (659)         (2,222)         (1,761)
   Contract benefits                            --              --              --              --              --              --
   Contract charges                           (263)           (256)           (367)           (250)           (373)           (325)
   Transfers                                60,513          (2,044)         25,390           6,074          24,847          (1,205)
   Other transfers from (to)
     the General Account                     1,785           5,359             704             401             525             605
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                           85,428          38,198          68,208          42,437         179,744          33,154
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            129,569          61,171         119,049          64,251         210,281          40,370

NET ASSETS:
   Beginning of year                       207,505         146,334         195,656         131,405          77,762          37,392
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $      337,074  $      207,505  $      314,705  $      195,656  $      288,043  $       77,762
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                       FIDELITY VIP FREEDOM 2045       FIDELITY VIP FREEDOM 2050      FIDELITY VIP FREEDOM INCOME
                                              PORTFOLIO                        PORTFOLIO                       PORTFOLIO
                                           SERVICE CLASS 2                  SERVICE CLASS 2                 SERVICE CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $          133  $          (23) $          132  $          235  $          757  $            2
   Net realized gain (loss)                    777           1,788           1,163           2,091             352               2
   Change in unrealized gain (loss)          5,997           1,998          12,487             389           1,605              --
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                  6,907           3,763          13,782           2,715           2,714               4
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    14,188          14,049          19,744           9,066             197             215
   Withdrawals                              (1,835)        (15,061)         (4,265)             --              --              --
   Contract benefits                            --              --              --              --              --              --
   Contract charges                           (352)           (209)           (480)           (237)            (18)             (7)
   Transfers                                    --              --          30,320              (3)        107,139              --
   Other transfers from (to)
     the General Account                       (19)            (89)            942             949              --              --
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                           11,982          (1,310)         46,261           9,775         107,318             208
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                             18,889           2,453          60,043          12,490         110,032             212

NET ASSETS:
   Beginning of year                        21,878          19,425          26,626          14,136             212              --
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $       40,767  $       21,878  $       86,669  $       26,626  $      110,244  $          212
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                              FIDELITY VIP
                                         GROWTH OPPORTUNITIES                FIDELITY VIP                    FIDELITY VIP
                                               PORTFOLIO                  INDEX 500 PORTFOLIO              MID CAP PORTFOLIO
                                             SERVICE CLASS 2                 SERVICE CLASS 2               SERVICE CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $      (11,944) $      (13,182) $        2,630  $        1,076  $       (5,753) $       (2,984)
   Net realized gain (loss)                149,180          30,880           4,954           1,624          85,084          35,172
   Change in unrealized gain (loss)        132,239         125,764          65,138           5,658          76,788           3,925
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                269,475         143,462          72,722           8,358         156,119          36,113
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    94,245          78,962         125,750          88,263          91,266         106,643
   Withdrawals                             (35,354)        (19,695)        (20,712)             --         (65,222)         (9,359)
   Contract benefits                            --              --              --              --              --              --
   Contract charges                           (994)           (981)           (303)           (150)           (391)           (393)
   Transfers                              (456,678)       (121,717)        114,121          23,063          41,510          33,074
   Other transfers from (to)
     the General Account                     3,911          62,823           9,097               4             554          42,980
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                         (394,870)           (608)        227,953         111,180          67,717         172,945
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                           (125,395)        142,854         300,675         119,538         223,836         209,058

NET ASSETS:
   Beginning of year                       994,135         851,281         150,640          31,102         449,214         240,156
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $      868,740  $      994,135  $      451,315  $      150,640  $      673,050  $      449,214
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                        FIDELITY VIP OVERSEAS       FIDELITY VIP STRATEGIC INCOME       FT VIP FRANKLIN INCOME
                                              PORTFOLIO                        PORTFOLIO                   SECURITIES FUND
                                           SERVICE CLASS 2                  SERVICE CLASS 2                     CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $          (72) $           63  $       22,008  $       15,106  $      162,448  $      106,042
   Net realized gain (loss)                    783               2          10,998          14,019          28,753           5,465
   Change in unrealized gain (loss)          5,668           2,144         (36,357)         22,727         181,492         132,721
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                  6,379           2,209          (3,351)         51,852         372,693         244,228
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     4,322           3,491         100,115          59,906         260,384         403,931
   Withdrawals                                (623)           (548)        (44,479)         (3,069)       (256,573)        (53,713)
   Contract benefits                            --              --              --              --         (38,610)         (4,452)
   Contract charges                            (58)            (41)           (205)           (222)           (901)           (706)
   Transfers                                 5,103            (630)       (162,996)         46,051          95,506          71,334
   Other transfers from (to)
     the General Account                       570             425         122,538         231,783         104,238         258,829
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                            9,314           2,697          14,973         334,449         164,044         675,223
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                             15,693           4,906          11,622         386,301         536,737         919,451

NET ASSETS:
   Beginning of year                        15,421          10,515         842,629         456,328       2,912,926       1,993,475
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $       31,114  $       15,421  $      854,251  $      842,629  $    3,449,663  $    2,912,926
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                           FT VIP FRANKLIN                                                      FT VIP
                                            SMALL CAP VALUE         FT VIP MUTUAL GLOBAL DISCOVERY     MUTUAL SHARES SECURITIES
                                            SECURITIES FUND                 SECURITIES FUND                      FUND
                                                CLASS 2                         CLASS 2                         CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $       (1,468) $       (3,021) $        8,406  $        8,998  $        1,947  $        1,446
   Net realized gain (loss)                 50,580           2,635         118,880          38,085          16,848           2,618
   Change in unrealized gain (loss)        126,039          68,162          87,286          28,023          39,136          18,323
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                175,151          67,776         214,572          75,106          57,931          22,387
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                   102,047          35,045         113,984          97,757          24,341          25,826
   Withdrawals                            (114,821)        (25,780)        (95,935)        (36,129)        (16,211)         (2,530)
   Contract benefits                            --              --         (22,533)             --          (1,358)             --
   Contract charges                           (266)           (236)           (758)           (666)           (208)           (192)
   Transfers                                57,071          28,579          80,375         (17,207)        (44,954)        (26,438)
   Other transfers from (to)
     the General Account                    38,899             755          42,560           2,933             110          13,851
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                           82,930          38,363         117,693          46,688         (38,280)         10,517
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            258,081         106,139         332,265         121,794          19,651          32,904

NET ASSETS:
   Beginning of year                       498,797         392,658         738,651         616,857         217,137         184,233
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $      756,878  $      498,797  $    1,070,916  $      738,651  $      236,788  $      217,137
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                          FT VIP TEMPLETON                  GOLDMAN SACHS
                                          GROWTH SECURITIES                BALANCED STRATEGY         GOLDMAN SACHS EQUITY GROWTH
                                                 FUND                          PORTFOLIO                  STRATEGY PORTFOLIO
                                                CLASS 2                         CLASS A                        CLASS A
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $        3,268  $          533  $       13,595  $       11,935  $        1,271  $        1,843
   Net realized gain (loss)                  6,080          (2,144)          4,729           4,361           8,192             542
   Change in unrealized gain (loss)         56,999          26,407          47,691          54,226          51,414          33,036
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 66,347          24,796          66,015          70,522          60,877          35,421
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    17,568          14,761         116,453         118,406          41,806          54,299
   Withdrawals                              (1,099)           (347)        (21,704)         (9,700)         (8,337)         (5,140)
   Contract benefits                            --              --              --         (55,128)             --              --
   Contract charges                            (94)            (61)         (1,220)         (1,205)           (595)           (681)
   Transfers                                28,345          14,555         (14,473)         57,501         (37,554)           (107)
   Other transfers from (to)
     the General Account                       144           8,244           4,723           2,210           2,521             336
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                           44,864          37,152          83,779         112,084          (2,159)         48,707
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            111,211          61,948         149,794         182,606          58,718          84,128

NET ASSETS:
   Beginning of year                       190,003         128,055         945,412         762,806         290,744         206,616
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $      301,214  $      190,003  $    1,095,206  $      945,412  $      349,462  $      290,744
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                             GOLDMAN SACHS                                                   GOLDMAN SACHS
                                           GROWTH AND INCOME         GOLDMAN SACHS GROWTH STRATEGY         INTERNATIONAL REAL
                                          STRATEGY PORTFOLIO                   PORTFOLIO                 ESTATE SECURITIES FUND
                                                CLASS A                         CLASS A                        CLASS A
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $        8,270  $       11,454  $        1,357  $        7,908  $       15,389  $       19,537
   Net realized gain (loss)                 21,162          14,744          12,646           1,526         (10,989)          1,597
   Change in unrealized gain (loss)        101,075          80,149         145,995          87,478         (20,645)         14,415
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                130,507         106,347         159,998          96,912         (16,245)         35,549
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                   165,277         150,620          85,068         114,879           4,611           6,960
   Withdrawals                             (75,088)        (50,491)        (60,144)        (14,086)         (9,032)             --
   Contract benefits                            --         (59,859)             --              --              --             (17)
   Contract charges                         (2,227)         (2,208)           (988)           (962)           (130)            (96)
   Transfers                               (23,393)        (20,616)         39,564          (4,103)        241,227         166,530
   Other transfers from (to)
     the General Account                       872           5,645            (304)            (80)            115             116
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                           65,441          23,091          63,196          95,648         236,791         173,493
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            195,948         129,438         223,194         192,560         220,546         209,042

NET ASSETS:
   Beginning of year                     1,088,895         959,457         918,512         725,952         248,939          39,897
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $    1,284,843  $    1,088,895  $    1,141,706  $      918,512  $      469,485  $      248,939
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                       GOLDMAN SACHS REAL ESTATE       GOLDMAN SACHS TECHNOLOGY      GOLDMAN SACHS VIT CORE FIXED
                                            SECURITIES FUND                TOLLKEEPER FUND                   INCOME FUND
                                                CLASS A                        CLASS A                      SERVICE SHARES
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $           (9) $          (72) $       (9,612) $       (6,681) $       11,121  $        8,726
   Net realized gain (loss)                  5,976             203          34,353           2,710           1,906           3,846
   Change in unrealized gain (loss)         (5,218)          8,302         139,863          64,282         (44,840)         39,605
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                    749           8,433         164,604          60,311         (31,813)         52,177
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    21,330          22,377          79,004          74,209          44,851          51,557
   Withdrawals                             (21,149)           (425)        (38,572)         (2,865)        (46,415)        (40,881)
   Contract benefits                            --              --              --              --              --              --
   Contract charges                           (124)           (113)           (264)           (222)           (230)           (238)
   Transfers                               (13,955)         29,552         (27,434)        149,648            (911)        118,216
   Other transfers from (to)
     the General Account                     1,004           5,794          46,837           7,090             224          46,215
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                          (12,894)         57,185          59,571         227,860          (2,481)        174,869
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            (12,145)         65,618         224,175         288,171         (34,294)        227,046

NET ASSETS:
   Beginning of year                       110,330          44,712         605,052         316,881       1,099,336         872,290
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $       98,185  $      110,330  $      829,227  $      605,052  $    1,065,042  $    1,099,336
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                           GOLDMAN SACHS VIT           GOLDMAN SACHS VIT GLOBAL        GOLDMAN SACHS VIT GROWTH
                                           EQUITY INDEX FUND            MARKETS NAVIGATOR FUND            OPPORTUNITIES FUND
                                            SERVICE SHARES                  SERVICE SHARES                  SERVICE SHARES
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $          571  $          737  $         (135) $          (49) $       (4,352) $       (3,117)
   Net realized gain (loss)                 18,035           1,533           3,087              83          33,243          21,675
   Change in unrealized gain (loss)         27,679          15,181            (733)            887          51,048          15,329
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 46,285          17,451           2,219             921          79,939          33,887
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    28,650          30,823             154             725          22,959          20,320
   Withdrawals                             (36,031)           (924)             --              --         (17,023)           (770)
   Contract benefits                            --              --              --              --         (29,253)             --
   Contract charges                           (114)           (134)            (13)             (5)           (177)           (156)
   Transfers                                20,974         (10,752)         (9,541)         23,028          (1,231)         19,067
   Other transfers from (to)
     the General Account                     2,268           1,779              --              --          31,178          12,239
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                           15,747          20,792          (9,400)         23,748           6,453          50,700
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                             62,032          38,243          (7,181)         24,669          86,392          84,587

NET ASSETS:
   Beginning of year                       151,518         113,275          24,669              --         261,506         176,919
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $      213,550  $      151,518  $       17,488  $       24,669  $      347,898  $      261,506
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                    GOLDMAN SACHS VIT HIGH QUALITY         GOLDMAN SACHS VIT              GOLDMAN SACHS VIT
                                          FLOATING RATE FUND              LARGE CAP VALUE FUND            MID CAP VALUE FUND
                                          SERVICE SHARES (A)                 SERVICE SHARES                 SERVICE SHARES
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $      (10,340) $      (10,788) $         (334) $         (106) $          (57) $           (7)
   Net realized gain (loss)                 (6,229)         52,642          15,405           3,918           1,528              50
   Change in unrealized gain (loss)          3,580         (19,205)         13,303           8,913           1,149             120
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                (12,989)         22,649          28,374          12,725           2,620             163
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                   107,359         259,676           8,200           6,649           3,714             913
   Withdrawals                            (118,465)        (31,264)         (2,984)         (4,183)             --            (705)
   Contract benefits                            --              --              --              --              --              --
   Contract charges                           (331)           (462)            (47)            (42)            (21)            (13)
   Transfers                              (470,604)       (259,100)          3,214          (7,640)          7,579              46
   Other transfers from (to)
     the General Account                     4,789           6,576             480             392           5,366              --
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                         (477,252)        (24,574)          8,863          (4,824)         16,638             241
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                           (490,241)         (1,925)         37,237           7,901          19,258             404

NET ASSETS:
   Beginning of year                     1,444,722       1,446,647          83,939          76,038           1,143             739
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $      954,481  $    1,444,722  $      121,176  $       83,939  $       20,401  $        1,143
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                           GOLDMAN SACHS VIT         GOLDMAN SACHS VIT STRATEGIC      GOLDMAN SACHS VIT STRATEGIC
                                           MONEY MARKET FUND                 GROWTH FUND               INTERNATIONAL EQUITY FUND
                                            SERVICE SHARES                 SERVICE SHARES                   SERVICE SHARES
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $     (106,354) $     (125,391) $       (2,301) $       (1,649) $        1,646  $          290
   Net realized gain (loss)                     --              --          18,941           9,109           4,688          (2,228)
   Change in unrealized gain (loss)             --              --          33,864          20,954          26,558          17,668
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations               (106,354)       (125,391)         50,504          28,414          32,892          15,730
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                   833,574       1,780,895          27,295          24,606           8,388          17,299
   Withdrawals                            (208,460)       (482,466)         (6,006)        (21,458)        (25,078)        (19,363)
   Contract benefits                            --              --              --              --          (1,297)            (16)
   Contract charges                         (1,098)         (1,350)           (212)           (137)            (47)            (68)
   Transfers                            (3,578,083)       (897,592)        (31,379)        (21,527)        124,719         (12,861)
   Other transfers from (to)
     the General Account                   779,132         321,102           1,268             307          12,560              (1)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                       (2,174,935)        720,589          (9,034)        (18,209)        119,245         (15,010)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                         (2,281,289)        595,198          41,470          10,205         152,137             720

NET ASSETS:
   Beginning of year                     8,766,548       8,171,350         170,510         160,305         100,172          99,452
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $    6,485,259  $    8,766,548  $      211,980  $      170,510  $      252,309  $      100,172
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                          GOLDMAN SACHS VIT               GOLDMAN SACHS VIT                   INVESCO V.I.
                                           STRUCTURED SMALL                 STRUCTURED U.S.               AMERICAN FRANCHISE
                                           CAP EQUITY FUND                    EQUITY FUND                        FUND
                                            SERVICE SHARES                  SERVICE SHARES               SERIES II SHARES (A)
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $         (477) $         (701) $          704  $           72  $          (91) $          (63)
   Net realized gain (loss)                 28,091           1,804             219             177              11            (858)
   Change in unrealized gain (loss)          6,386           8,634          16,985           1,487           2,988            (123)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 34,000           9,737          17,908           1,736           2,908          (1,044)
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    20,314          53,226          20,205           4,761           1,712           1,282
   Withdrawals                             (57,739)        (16,914)         (3,619)         (1,100)             --            (384)
   Contract benefits                            --              --              --              --              --              --
   Contract charges                            (76)            (29)            (50)            (57)            (22)            (17)
   Transfers                                34,352          (2,909)        139,746              --              --           6,904
   Other transfers from (to)
     the General Account                     1,761             359             520           2,048              --              (1)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                           (1,388)         33,733         156,802           5,652           1,690           7,784
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                             32,612          43,470         174,710           7,388           4,598           6,740

NET ASSETS:
   Beginning of year                       137,047          93,577          18,893          11,505           6,740              --
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $      169,659  $      137,047  $      193,603  $       18,893  $       11,338  $        6,740
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                             INVESCO V.I.                    JANUS ASPEN
                                    INVESCO V.I. CORE EQUITY FUND       GLOBAL HEALTH CARE FUND          ENTERPRISE PORTFOLIO
                                          SERIES II SHARES                  SERIES II SHARES                SERVICE SHARES
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $         (364) $       (1,154) $       (5,899) $       (1,947) $       (3,214) $       (3,098)
   Net realized gain (loss)                  4,346           6,644          10,250          11,750           9,957           3,391
   Change in unrealized gain (loss)         60,547          17,451         236,461          13,029          69,831          28,429
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 64,529          22,941         240,812          22,832          76,574          28,722
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    15,373          22,128          46,831           8,513          44,907          21,799
   Withdrawals                              (4,617)         (2,695)        (15,818)         (5,251)        (17,201)         (2,645)
   Contract benefits                            --              --              --              --              --              --
   Contract charges                            (79)            (82)           (199)            (65)           (186)           (180)
   Transfers                                 5,453         (19,979)      1,116,492         (34,514)         30,393          (6,766)
   Other transfers from (to)
     the General Account                       201             195          85,532          13,740           1,650             507
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                           16,331            (433)      1,232,838         (17,577)         59,563          12,715
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                             80,860          22,508       1,473,650           5,255         136,137          41,437

NET ASSETS:
   Beginning of year                       231,248         208,740         112,384         107,129         227,425         185,988
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $      312,108  $      231,248  $    1,586,034  $      112,384  $      363,562  $      227,425
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                           JANUS ASPEN FORTY               JANUS ASPEN PERKINS
                                               PORTFOLIO                MID CAP VALUE PORTFOLIO       MFS(R) NEW DISCOVERY SERIES
                                            SERVICE SHARES                   SERVICE SHARES                  SERVICE CLASS
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $       (4,973) $       (3,391) $       (2,372) $       (3,700) $       (4,282) $       (1,049)
   Net realized gain (loss)                 60,490          20,343          34,670          48,237           7,736           6,329
   Change in unrealized gain (loss)         86,763          55,416         130,537           7,349          90,371           7,018
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                142,280          72,368         162,835          51,886          93,825          12,298
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    59,302          69,048          54,751          55,461          62,736           9,063
   Withdrawals                             (50,298)        (16,301)        (52,048)        (44,819)        (12,174)         (3,551)
   Contract benefits                            --              --            (649)             --              --              --
   Contract charges                           (338)           (180)           (320)           (284)           (105)            (58)
   Transfers                              (339,411)        271,446          11,159          21,654         289,587         (25,276)
   Other transfers from (to)
     the General Account                    10,201           1,301          17,165          18,483           3,130           3,797
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                         (320,544)        325,314          30,058          50,495         343,174         (16,025)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                           (178,264)        397,682         192,893         102,381         436,999          (3,727)

NET ASSETS:
   Beginning of year                       709,568         311,886         664,028         561,647          59,332          63,059
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $      531,304  $      709,568  $      856,921  $      664,028  $      496,331  $       59,332
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                         OPPENHEIMER CAPITAL
                                        MFS(R) UTILITIES SERIES             INCOME FUND/VA            OPPENHEIMER GLOBAL FUND/VA
                                             SERVICE CLASS                SERVICE SHARES (A)              SERVICE SHARES (A)
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $        2,105  $       19,781  $        4,211  $         (866) $       (1,464) $        2,849
   Net realized gain (loss)                 17,737           6,417          16,282           1,308          19,749           2,435
   Change in unrealized gain (loss)         18,010           9,966          32,363          39,973         210,963         101,315
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 37,852          36,164          52,856          40,415         229,248         106,599
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    29,066          19,113          23,957          49,148         110,623          77,967
   Withdrawals                             (52,559)           (672)        (57,374)         (6,108)        (51,887)        (22,463)
   Contract benefits                            --              --          (1,371)             --          (1,164)             --
   Contract charges                           (143)           (137)           (621)           (697)           (494)           (410)
   Transfers                                23,315        (165,557)         22,863          (6,380)        283,264          (3,330)
   Other transfers from (to)
     the General Account                         5           2,378          23,711           8,158          14,443           8,448
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                             (316)       (144,875)         11,165          44,121         354,785          60,212
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                             37,536        (108,711)         64,021          84,536         584,033         166,811

NET ASSETS:
   Beginning of year                       206,599         315,310         442,768         358,232         713,113         546,302
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $      244,135  $      206,599  $      506,789  $      442,768  $    1,297,146  $      713,113
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                     OPPENHEIMER GLOBAL STRATEGIC       OPPENHEIMER MAIN STREET      PIONEER DISCIPLINED VALUE VCT
                                            INCOME FUND/VA                SMALL CAP FUND(R)/VA                 PORTFOLIO
                                            SERVICE SHARES                 SERVICE SHARES (A)                 CLASS II (A)
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $       62,336  $       30,061  $       (2,281) $       (1,730) $          397  $         (564)
   Net realized gain (loss)                 (7,114)         10,587          24,231           1,867          19,188           7,024
   Change in unrealized gain (loss)        (90,090)         54,240          70,109          19,414          24,390           8,261
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                (34,868)         94,888          92,059          19,551          43,975          14,721
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    82,739          66,206          57,704          30,258          36,602          41,955
   Withdrawals                             (58,543)        (38,429)        (59,686)         (6,988)         (3,151)        (25,798)
   Contract benefits                       (20,704)             --            (727)             --              --              --
   Contract charges                           (526)           (458)           (278)           (227)            (79)            (78)
   Transfers                                79,887         764,206         124,047          40,606         (54,456)        (31,825)
   Other transfers from (to)
     the General Account                    62,440           7,156          12,350           2,214             481             177
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                          145,293         798,681         133,410          65,863         (20,603)        (15,569)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            110,425         893,569         225,469          85,414          23,372            (848)

NET ASSETS:
   Beginning of year                     1,542,293         648,724         192,275         106,861         171,173         172,021
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $    1,652,718  $    1,542,293  $      417,744  $      192,275  $      194,545  $      171,173
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                     PIONEER EMERGING MARKETS VCT     PIONEER MID CAP VALUE VCT         PIONEER SELECT MID CAP
                                               PORTFOLIO                      PORTFOLIO                  GROWTH VCT PORTFOLIO
                                               CLASS II                        CLASS II                        CLASS I (A)
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss)     $       (3,337) $       (8,169) $       (1,791) $       (1,354) $       (9,518) $       (6,827)
   Net realized gain (loss)                (16,485)         10,715          16,334             360          52,468          12,601
   Change in unrealized gain (loss)         (8,519)         55,913          56,693          19,313         177,062          18,099
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                (28,341)         58,459          71,236          18,319         220,012          23,873
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    92,994         117,149          21,770          31,431          69,516          53,787
   Withdrawals                             (68,765)        (39,216)        (29,116)         (8,133)        (44,431)        (11,667)
   Contract benefits                          (190)             --            (717)             --            (778)             --
   Contract charges                           (438)           (490)           (105)           (112)           (286)           (279)
   Transfers                               (33,508)        (14,273)        (24,159)        (18,076)         83,922         (48,144)
   Other transfers from (to)
     the General Account                     3,352           5,439               7             399           3,321           5,235
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                           (6,555)         68,609         (32,320)          5,509         111,264          (1,068)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            (34,896)        127,068          38,916          23,828         331,276          22,805

NET ASSETS:
   Beginning of year                       707,455         580,387         235,773         211,945         477,525         454,720
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $      672,559  $      707,455  $      274,689  $      235,773  $      808,801  $      477,525
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Commonwealth Annuity Separate Account A (the "Separate Account"), which funds the Commonwealth Annuity Advantage IV, Commonwealth Annuity Preferred Plus and Commonwealth Annuity Horizon annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on February 15, 2007, for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account. Commonwealth Annuity is a wholly-owned subsidiary of Global Atlantic
(Fin) Company, a Delaware company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company.

     Prior to April 30, 2013, Commonwealth Annuity was a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). Effective April 30, 2013, Goldman Sachs contributed several of its insurance subsidiaries, including Commonwealth Annuity, to GAFG, a newly formed holding company, and to certain subsidiaries of GAFG. Goldman Sachs owns approximately 20% of the outstanding ordinary shares of GAFG, and other investors, none of whom own more than 9.9%, own the remaining approximately 80% of the outstanding ordinary shares.

     Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC.

     Epoch Securities, Inc. ("Epoch") is the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Global Atlantic (Fin) Company, and is a wholly-owned indirect subsidiary of GAFG.

     Sixty-three Sub-Accounts are currently offered by the Separate Account, all of which had activity during the year.

     Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS
Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
AllianceBernstein Variable Products Series Fund, Inc.
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
MFS(R) Variable Insurance Trust
Oppenheimer Variable Account Funds
Pioneer Variable Contracts Trust

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 1 - ORGANIZATION (CONTINUED)

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

     The following Underlying Funds were renamed as indicated:

DATE                 NEW NAME                                              OLD NAME
----                 --------                                              --------
April 29, 2013       Invesco V.I. American Franchise Fund Series II        Invesco Van Kampen V.I. American Franchise Fund
                       Shares                                                  Series II Shares
April 30, 2013       Goldman Sachs VIT High Quality Floating Rate          Goldman Sachs VIT Government Income Fund
                       Fund Service Shares                                     Service Shares
April 30, 2013       Oppenheimer Capital Income Fund/VA Service Shares     Oppenheimer Balanced Fund/VA Service Shares
April 30, 2013       Oppenheimer Global Fund/VA Service Shares Shares      Oppenheimer Global Securities Fund/VA Service
April 30, 2013       Oppenheimer Main Street Small Cap Fund(R)/VA          Oppenheimer Main Street Small- & Mid-Cap
                       Service Shares                                          Fund(R)/VA Service Shares
May 1, 2013          Pioneer Disciplined Value VCT Portfolio Class II      Pioneer Fundamental Value VCT Portfolio Class II
May 1, 2013          Pioneer Select Mid Cap Growth VCT Portfolio Class I   Pioneer Growth Opportunities VCT Portfolio Class I

     From time to time Commonwealth Annuity reviews its product offerings, particularly with regard to the utilization of its Sub-Account offerings, and determines if it is necessary to discontinue certain Sub-Accounts. The following Sub-Account is closed to new payment allocations and transfers:

CLOSED SUB-ACCOUNT
AllianceBernstein VPS Small Cap Growth Portfolio Class B

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     ESTIMATES - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     SUBSEQUENT EVENTS - For the year ended December 31, 2013, Commonwealth Annuity evaluated subsequent events through April 17, 2014; the issuance date of the financial statements.

     INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain
(loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

     FINANCIAL INSTRUMENTS - The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

         U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

                         Basis of Fair Value Measurement

     Level 1 Inputs are adjusted quoted prices in active markets to which Commonwealth Annuity had access at the measurement date for identical, unrestricted assets or liabilities.

     Level 2 Inputs to valuation techniques are observable either directly or indirectly.

     Level 3 One or more inputs to valuation techniques are both significant and unobservable.

     The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

     RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY - These represent transactions not settled with the general account.

     ANNUITIZED CONTRACTS - Net assets allocated to contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to either the 1983A or Annuity 2000 mortality tables. The assumed investment return is 2.5 percent. The mortality risk is fully borne by Commonwealth Annuity and may result in greater amounts being transferred into the Separate Account by Commonwealth Annuity to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Commonwealth Annuity.

     UNITS OUTSTANDING AND UNIT FAIR VALUES BY DISTRIBUTION CATEGORY - The units outstanding represent the total number of units outstanding for the Sub-Account for the noted distribution category. A dash denotes the Sub-Account has no investors. The unit fair value is the measurement used in determining the value of a unit. The unit fair value varies to reflect the investment experience of the Sub-Account and any assessment of charges against the Sub-Account's net assets. A dash denotes the investment option is not available for the noted distribution category.

     STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account and the Fixed Account. The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate.

     Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed) reduced by applicable deductions, charges, and state premium taxes. Withdrawals are payments to Contract Owners and beneficiaries made under the terms of the Contracts and amounts that Contract Owners have requested to be withdrawn and paid to them. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers are amounts that Contract Owners have directed to be

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

moved among variable Sub-Accounts. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2013.

     DIVERSIFICATION REQUIREMENT - Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     Commonwealth Annuity assesses a charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Commonwealth Annuity is that annuitants may live for a longer time than anticipated, and that Commonwealth Annuity therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also assesses an administrative charge. Both of these charges are imposed during the accumulation phase and the annuity payout phase.

     A contract fee may be deducted during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. Subject to state availability, Commonwealth Annuity offers a number of optional benefit riders. A separate charge is made for each rider. Charges vary depending upon the optional benefits selected and by the underwriting classification of the annuitant. Commonwealth Annuity may also charge other one-time fees for certain Contract transactions, which are not listed in the following table. For more detailed information about fees and charges, refer to the product prospectuses. When contract value has been allocated to more than one investment option, the Contract fee is deducted from the Purchase Payments and related earnings in the chronological order in which they were received. Contract fees may be waived by Commonwealth Annuity in certain cases at its discretion, and where permitted by law.

     Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each Sub-Account ("Unit Fair Value") or deducted from individual contracts ("Individual Contract"). Current fees and charges are summarized in the following table. For more detailed information about fees and charges, refer to the product prospectuses.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

                                                         COMMONWEALTH                          COMMONWEALTH
                                                            ANNUITY                              ANNUITY
                                       COMMONWEALTH      ADVANTAGE IV       COMMONWEALTH      PREFERRED PLUS
                                          ANNUITY        WITH OPTIONAL        ANNUITY         WITH OPTIONAL      COMMONWEALTH
                                       ADVANTAGE IV        RIDER(S)        PREFERRED PLUS        RIDER(S)       ANNUITY HORIZON
                                      ----------------  ----------------  -----------------  -----------------  ----------------
Annual Contract Fee                        $ 30              $ 30              $ 30               $ 30               $ 30

Separate Account Annual Expenses
   Mortality and Expense Risk              1.15%             1.15%             1.35%              1.35%              0.60%
   Administrative Expenses                 0.15%             0.15%             0.15%              0.15%              0.15%
                                           -----             -----             -----              -----              -----
Total Separate Account Annual
   Expense without optional riders         1.30%             1.30%             1.50%              1.50%              0.75%
                                           =====             =====             =====              =====              =====

Sub-Account Rider Charges:
   Optional Step-Up Death                   N/A              0.20%              N/A               0.20%               N/A
     Benefit Charge
   No Withdrawal Charge Rider               N/A              0.35%              N/A                N/A                N/A

Contract Rider Charges:
   Guaranteed Lifetime
    Withdrawal Benefit ("GLWB")
    Rider:
     Maximum Charge:                       1.00%             1.00%             1.00%              1.00%               N/A
     Current Charge:                       0.50%             0.50%             0.50%              0.50%               N/A

   GLWB Plus for Two
     Maximum Charge:                       1.50%             1.50%             1.50%              1.50%               N/A
     Current Charge:                       0.75%             0.75%             0.75%              0.75%               N/A

                                          WHEN CHARGE IS DEDUCTED                             HOW DEDUCTED
                                          -----------------------                             ------------
Annual Contract Fee                  Annually, and upon full surrender    Charged against individual contracts
                                       of the contract
Mortality and Expense Risk Charge    Daily                                Deducted from Sub-Accounts as a reduction in Unit
                                                                             Fair Value
Administrative Charge                Daily                                Deducted from Sub-Accounts as a reduction in Unit
                                                                             Fair Value
Sub-Account Rider Charges            Daily                                Deducted from Sub-Accounts as a reduction in Unit
                                                                             Fair Value
Contract Rider Charges               Monthly                              Charged against individual contracts

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged may vary by the product, the age of the Contract Owner, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. Total surrender charges assessed under a Contract will never exceed 8% of the total Purchase Payments (not including Purchase Payment Bonuses) made under the Contract.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

     The disclosures above include current fees and charges. There are certain other fees and charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of these fees and charges are available in the product prospectuses.

     Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Trust ("GST") and Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2013, management fees of the underlying GST and Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of the GST funds and the Goldman Sachs VIT funds.

     The GST and the Goldman Sachs VIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.34% to 1.23% for the GST funds and 0.23% to 0.99% for the Goldman Sachs VIT funds of the fund's average daily net assets. According to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each fund paid a fee equal to an annual rate of 0.25% to 0.26% for the GST funds and 0.04% to 0.25% for the Goldman Sachs VIT funds of the fund's average daily net assets.

NOTE 4 - CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding were as follows:

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   ----------------------------
                                                                                       2013            2012
                                                                                   ------------    ------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO CLASS B
  Issuance of Units                                                                     532,135         313,023
  Redemption of Units                                                                  (752,118)       (386,254)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (219,983)        (73,231)
                                                                                   ============    ============

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO CLASS B
  Issuance of Units                                                                      72,371          58,733
  Redemption of Units                                                                   (48,549)        (26,075)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              23,822          32,658
                                                                                   ============    ============

ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO CLASS B
  Issuance of Units                                                                     117,106         220,036
  Redemption of Units                                                                  (149,251)       (114,010)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             (32,145)        106,026
                                                                                   ============    ============

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
  Issuance of Units                                                                   1,042,433         112,840
  Redemption of Units                                                                  (307,795)        (25,133)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             734,638          87,707
                                                                                   ============    ============

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   ----------------------------
                                                                                       2013            2012
                                                                                   ------------    ------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                     651,018         391,244
  Redemption of Units                                                                  (406,468)       (157,881)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             244,550         233,363
                                                                                   ============    ============

FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                      59,553           7,721
  Redemption of Units                                                                   (18,288)         (2,282)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              41,265           5,439
                                                                                   ============    ============

FIDELITY VIP EQUITY-INCOME PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                   1,075,509          61,061
  Redemption of Units                                                                  (157,382)        (63,541)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             918,127          (2,480)
                                                                                   ============    ============

FIDELITY VIP FREEDOM 2005 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                      34,005             175
  Redemption of Units                                                                   (33,907)             (6)
                                                                                   ------------    ------------
    Net increase (decrease)                                                                  98             169
                                                                                   ============    ============

FIDELITY VIP FREEDOM 2010 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                         412             543
  Redemption of Units                                                                       (96)            (20)
                                                                                   ------------    ------------
    Net increase (decrease)                                                                 316             523
                                                                                   ============    ============

FIDELITY VIP FREEDOM 2015 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                     192,709          42,684
  Redemption of Units                                                                    (3,145)           (109)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             189,564          42,575
                                                                                   ============    ============

FIDELITY VIP FREEDOM 2020 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                     133,388          61,844
  Redemption of Units                                                                    (1,463)        (22,415)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             131,925          39,429
                                                                                   ============    ============

FIDELITY VIP FREEDOM 2025 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                     145,057          23,799
  Redemption of Units                                                                   (11,304)         (5,394)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             133,753          18,405
                                                                                   ============    ============

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   ----------------------------
                                                                                       2013            2012
                                                                                   ------------    ------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                      74,782          41,460
  Redemption of Units                                                                   (11,137)         (6,022)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              63,645          35,438
                                                                                   ============    ============

FIDELITY VIP FREEDOM 2035 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                      55,542          39,474
  Redemption of Units                                                                    (3,827)         (1,349)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              51,715          38,125
                                                                                   ============    ============

FIDELITY VIP FREEDOM 2040 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                     137,729          32,563
  Redemption of Units                                                                    (5,072)         (3,001)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             132,657          29,562
                                                                                   ============    ============

FIDELITY VIP FREEDOM 2045 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                      11,304          13,028
  Redemption of Units                                                                    (1,958)        (13,505)
                                                                                   ------------    ------------
    Net increase (decrease)                                                               9,346            (477)
                                                                                   ============    ============

FIDELITY VIP FREEDOM 2050 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                      87,754           9,743
  Redemption of Units                                                                   (51,170)         (1,010)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              36,584           8,733
                                                                                   ============    ============

FIDELITY VIP FREEDOM INCOME PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                      98,904             202
  Redemption of Units                                                                       (16)             (5)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              98,888             197
                                                                                   ============    ============

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                     376,700         330,733
  Redemption of Units                                                                  (644,975)       (336,289)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (268,275)         (5,556)
                                                                                   ============    ============

FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                     181,995         118,408
  Redemption of Units                                                                   (19,729)        (23,430)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             162,266          94,978
                                                                                   ============    ============

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   ----------------------------
                                                                                       2013            2012
                                                                                   ------------    ------------
FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                     163,503         177,448
  Redemption of Units                                                                  (116,372)        (19,917)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              47,131         157,531
                                                                                   ============    ============

FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                      35,662           3,996
  Redemption of Units                                                                   (27,565)         (1,286)
                                                                                   ------------    ------------
    Net increase (decrease)                                                               8,097           2,710
                                                                                   ============    ============

FIDELITY VIP STRATEGIC INCOME PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                     482,070         610,719
  Redemption of Units                                                                  (468,982)       (314,413)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              13,088         296,306
                                                                                   ============    ============

FT VIP FRANKLIN INCOME SECURITIES FUND CLASS 2
  Issuance of Units                                                                     834,208         752,310
  Redemption of Units                                                                  (696,580)       (144,283)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             137,628         608,027
                                                                                   ============    ============

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND CLASS 2
  Issuance of Units                                                                     207,229          69,886
  Redemption of Units                                                                  (146,771)        (33,125)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              60,458          36,761
                                                                                   ============    ============

FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND CLASS 2
  Issuance of Units                                                                     432,507         156,635
  Redemption of Units                                                                  (324,476)       (109,323)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             108,031          47,312
                                                                                   ============    ============

FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
  Issuance of Units                                                                      25,044          45,516
  Redemption of Units                                                                   (57,383)        (34,829)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             (32,339)         10,687
                                                                                   ============    ============

FT VIP TEMPLETON GROWTH SECURITIES FUND CLASS 2
  Issuance of Units                                                                      73,036          70,567
  Redemption of Units                                                                   (21,601)        (26,429)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              51,435          44,138
                                                                                   ============    ============

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   ----------------------------
                                                                                       2013            2012
                                                                                   ------------    ------------
GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO CLASS A
  Issuance of Units                                                                     120,995         221,671
  Redemption of Units                                                                   (45,599)       (111,258)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              75,396         110,413
                                                                                   ============    ============

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO CLASS A
  Issuance of Units                                                                      48,837          69,098
  Redemption of Units                                                                   (53,516)         (7,588)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              (4,679)         61,510
                                                                                   ============    ============

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO CLASS A
  Issuance of Units                                                                     301,292         172,158
  Redemption of Units                                                                  (236,059)       (147,255)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              65,233          24,903
                                                                                   ============    ============

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO CLASS A
  Issuance of Units                                                                     158,244         152,743
  Redemption of Units                                                                   (89,587)        (40,242)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              68,657         112,501
                                                                                   ============    ============

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND CLASS A
  Issuance of Units                                                                     606,722         370,704
  Redemption of Units                                                                  (334,299)       (108,735)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             272,423         261,969
                                                                                   ============    ============

GOLDMAN SACHS REAL ESTATE SECURITIES FUND CLASS A
  Issuance of Units                                                                      28,266          59,991
  Redemption of Units                                                                   (40,976)         (2,216)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             (12,710)         57,775
                                                                                   ============    ============

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND CLASS A
  Issuance of Units                                                                     170,989         252,847
  Redemption of Units                                                                  (132,182)        (73,311)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              38,807         179,536
                                                                                   ============    ============

GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
  Issuance of Units                                                                     146,090         217,924
  Redemption of Units                                                                  (149,149)        (70,121)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              (3,059)        147,803
                                                                                   ============    ============

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   ----------------------------
                                                                                       2013            2012
                                                                                   ------------    ------------
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
  Issuance of Units                                                                     132,457          48,052
  Redemption of Units                                                                  (118,829)        (25,766)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              13,628          22,286
                                                                                   ============    ============

GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND SERVICE SHARES
  Issuance of Units                                                                      14,260          24,739
  Redemption of Units                                                                   (22,874)         (1,194)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              (8,614)         23,545
                                                                                   ============    ============

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
  Issuance of Units                                                                      38,722          47,471
  Redemption of Units                                                                   (34,251)         (3,788)
                                                                                   ------------    ------------
    Net increase (decrease)                                                               4,471          43,683
                                                                                   ============    ============

GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND SERVICE SHARES (A)
  Issuance of Units                                                                     742,771         527,642
  Redemption of Units                                                                (1,140,357)       (543,528)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (397,586)        (15,886)
                                                                                   ============    ============

GOLDMAN SACHS VIT LARGE CAP VALUE FUND SERVICE SHARES
  Issuance of Units                                                                      74,378          13,689
  Redemption of Units                                                                   (64,703)        (19,701)
                                                                                   ------------    ------------
    Net increase (decrease)                                                               9,675          (6,012)
                                                                                   ============    ============

GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
  Issuance of Units                                                                      13,171           1,205
  Redemption of Units                                                                      (833)           (958)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              12,338             247
                                                                                   ============    ============

GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
  Issuance of Units                                                                   2,190,109       3,771,815
  Redemption of Units                                                                (4,458,746)     (3,030,230)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (2,268,637)        741,585
                                                                                   ============    ============

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
  Issuance of Units                                                                      53,089          40,856
  Redemption of Units                                                                   (58,610)        (59,113)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              (5,521)        (18,257)
                                                                                   ============    ============

(a)  Name change.  See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   ----------------------------
                                                                                       2013            2012
                                                                                   ------------    ------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
  Issuance of Units                                                                     202,429          55,524
  Redemption of Units                                                                   (58,511)        (80,497)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             143,918         (24,973)
                                                                                   ============    ============

GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND SERVICE SHARES
  Issuance of Units                                                                      54,203          61,278
  Redemption of Units                                                                   (63,562)        (30,106)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              (9,359)         31,172
                                                                                   ============    ============

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
  Issuance of Units                                                                     140,080           8,471
  Redemption of Units                                                                    (3,576)         (2,012)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             136,504           6,459
                                                                                   ============    ============

INVESCO V.I. AMERICAN FRANCHISE FUND SERIES II SHARES (A)
  Issuance of Units                                                                       1,649          42,712
  Redemption of Units                                                                       (28)        (35,312)
                                                                                   ------------    ------------
    Net increase (decrease)                                                               1,621           7,400
                                                                                   ============    ============

INVESCO V.I. CORE EQUITY FUND SERIES II SHARES
  Issuance of Units                                                                     186,431          43,292
  Redemption of Units                                                                  (172,890)        (46,106)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              13,541          (2,814)
                                                                                   ============    ============

INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES II SHARES
  Issuance of Units                                                                     927,292          91,505
  Redemption of Units                                                                   (87,699)       (103,712)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             839,593         (12,207)
                                                                                   ============    ============

JANUS ASPEN ENTERPRISE PORTFOLIO SERVICE SHARES
  Issuance of Units                                                                     130,596          29,113
  Redemption of Units                                                                   (86,067)        (18,114)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              44,529          10,999
                                                                                   ============    ============

JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
  Issuance of Units                                                                      91,184         573,887
  Redemption of Units                                                                  (362,317)       (274,409)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (271,133)        299,478
                                                                                   ============    ============

(a)  Name change.  See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   ----------------------------
                                                                                       2013            2012
                                                                                   ------------    ------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE SHARES
  Issuance of Units                                                                     178,343         173,647
  Redemption of Units                                                                  (153,773)       (127,847)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              24,570          45,800
                                                                                   ============    ============

MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
  Issuance of Units                                                                     284,441          18,566
  Redemption of Units                                                                   (50,943)        (30,991)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             233,498         (12,425)
                                                                                   ============    ============

MFS(R) UTILITIES SERIES SERVICE CLASS
  Issuance of Units                                                                     152,575          60,144
  Redemption of Units                                                                  (153,099)       (171,593)
                                                                                   ------------    ------------
    Net increase (decrease)                                                                (524)       (111,449)
                                                                                   ============    ============

OPPENHEIMER CAPITAL INCOME FUND/VA SERVICE SHARES (A)
  Issuance of Units                                                                     262,277          90,634
  Redemption of Units                                                                  (245,583)        (32,498)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              16,694          58,136
                                                                                   ============    ============

OPPENHEIMER GLOBAL FUND/VA SERVICE SHARES (A)
  Issuance of Units                                                                     774,165         178,660
  Redemption of Units                                                                  (448,581)       (116,835)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             325,584          61,825
                                                                                   ============    ============

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES
  Issuance of Units                                                                     406,509         727,007
  Redemption of Units                                                                  (296,482)        (95,722)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             110,027         631,285
                                                                                   ============    ============

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA SERVICE SHARES (A)
  Issuance of Units                                                                     182,799          88,003
  Redemption of Units                                                                   (80,243)        (23,767)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             102,556          64,236
                                                                                   ============    ============

PIONEER DISCIPLINED VALUE VCT PORTFOLIO CLASS II (A)
  Issuance of Units                                                                      46,359          82,978
  Redemption of Units                                                                   (67,005)       (102,440)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             (20,646)        (19,462)
                                                                                   ============    ============

(a)  Name change.  See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   ----------------------------
                                                                                       2013            2012
                                                                                   ------------    ------------
PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
  Issuance of Units                                                                     476,679         238,960
  Redemption of Units                                                                  (489,384)       (150,005)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             (12,705)         88,955
                                                                                   ============    ============

PIONEER MID CAP VALUE VCT PORTFOLIO CLASS II
  Issuance of Units                                                                     131,082          41,923
  Redemption of Units                                                                  (159,121)        (37,436)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             (28,039)          4,487
                                                                                   ============    ============

PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO CLASS I (A)
  Issuance of Units                                                                     431,575          58,379
  Redemption of Units                                                                  (335,148)        (61,130)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              96,427          (2,751)
                                                                                   ============    ============

(a)  Name change.  See Note 1.

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2013 were as follows:

                             INVESTMENT PORTFOLIOS                                  PURCHASES          SALES
                             ---------------------                                  ---------          -----
AllianceBernstein VPS Intermediate Bond Portfolio Class B                       $     333,763    $     565,150
AllianceBernstein VPS International Value Portfolio Class B                            50,521           28,833
AllianceBernstein VPS Small Cap Growth Portfolio Class B                              181,520          157,532
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B                         1,254,010          263,370
Fidelity VIP Contrafund(R) Portfolio Service Class 2                                  663,162          335,490
Fidelity VIP Disciplined Small Cap Portfolio Service Class 2                           87,498           24,434
Fidelity VIP Equity-Income Portfolio Service Class 2                                1,529,814          177,326
Fidelity VIP Freedom 2005 Portfolio Service Class 2                                    38,283           38,273
Fidelity VIP Freedom 2010 Portfolio Service Class 2                                       464               48
Fidelity VIP Freedom 2015 Portfolio Service Class 2                                   237,157            5,994
Fidelity VIP Freedom 2020 Portfolio Service Class 2                                   183,849            6,572
Fidelity VIP Freedom 2025 Portfolio Service Class 2                                   188,006           16,374
Fidelity VIP Freedom 2030 Portfolio Service Class 2                                   107,286           16,895
Fidelity VIP Freedom 2035 Portfolio Service Class 2                                    78,838            6,872
Fidelity VIP Freedom 2040 Portfolio Service Class 2                                   188,550            4,722
Fidelity VIP Freedom 2045 Portfolio Service Class 2                                    15,450            2,905
Fidelity VIP Freedom 2050 Portfolio Service Class 2                                    52,626            5,475
Fidelity VIP Freedom Income Portfolio Service Class 2                                 109,059              642
Fidelity VIP Growth Opportunities Portfolio Service Class 2                           487,845          894,250
Fidelity VIP Index 500 Portfolio Service Class 2                                      257,610           24,654

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                             INVESTMENT PORTFOLIOS                                  PURCHASES          SALES
                             ---------------------                                  ---------          -----
Fidelity VIP Mid Cap Portfolio Service Class 2                                  $     250,219    $     111,777
Fidelity VIP Overseas Portfolio Service Class 2                                        40,755           31,407
Fidelity VIP Strategic Income Portfolio Service Class 2                               553,200          508,023
FT VIP Franklin Income Securities Fund Class 2                                        723,223          396,732
FT VIP Franklin Small Cap Value Securities Fund Class 2                               263,745          172,980
FT VIP Mutual Global Discovery Securities Fund Class 2                                503,612          287,193
FT VIP Mutual Shares Securities Fund Class 2                                           29,211           65,544
FT VIP Templeton Growth Securities Fund Class 2                                        72,379           24,248
Goldman Sachs Balanced Strategy Portfolio Class A                                     150,118           52,745
Goldman Sachs Equity Growth Strategy Portfolio Class A                                 47,447           48,335
Goldman Sachs Growth and Income Strategy Portfolio Class A                            215,270          141,560
Goldman Sachs Growth Strategy Portfolio Class A                                       140,956           76,403
Goldman Sachs International Real Estate Securities Fund Class A                       489,068          236,888
Goldman Sachs Real Estate Securities Fund Class A                                      30,654           43,556
Goldman Sachs Technology Tollkeeper Fund Class A                                      218,355          157,356
Goldman Sachs VIT Core Fixed Income Fund Service Shares                               100,703           92,063
Goldman Sachs VIT Equity Index Fund Service Shares                                    106,257           89,939
Goldman Sachs VIT Global Markets Navigator Fund Service Shares                         16,676           26,188
Goldman Sachs VIT Growth Opportunities Fund Service Shares                             73,253           49,485
Goldman Sachs VIT High Quality Floating Rate Fund Service Shares (a)                  110,625          592,840
Goldman Sachs VIT Large Cap Value Fund Service Shares                                  29,715            8,140
Goldman Sachs VIT Mid Cap Value Fund Service Shares                                    18,420              342
Goldman Sachs VIT Money Market Fund Service Shares                                  1,861,751        4,143,040
Goldman Sachs VIT Strategic Growth Fund Service Shares                                 35,545           39,568
Goldman Sachs VIT Strategic International Equity Fund Service Shares                  171,151           50,260
Goldman Sachs VIT Structured Small Cap Equity Fund Service Shares                      83,074           65,552
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares                          161,897            4,392
Invesco V.I. American Franchise Fund Series II Shares (a)                               1,698              100
Invesco V.I. Core Equity Fund Series II Shares                                         30,465           14,499
Invesco V.I. Global Health Care Fund Series II Shares                               1,337,370          110,431
Janus Aspen Enterprise Portfolio Service Shares                                        88,786           32,437
Janus Aspen Forty Portfolio Service Shares                                             86,763          412,280
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares                            173,053          129,939
MFS(R) New Discovery Series Service Class                                             412,742           70,627
MFS(R) Utilities Series Service Class                                                 196,481          189,609
Oppenheimer Capital Income Fund/VA Service Shares (a)                                 114,619           99,244
Oppenheimer Global Fund/VA Service Shares (a)                                         476,688          123,367
Oppenheimer Global Strategic Income Fund/VA Service Shares                            522,932          315,304
Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares (a)                       234,135           99,371
Pioneer Disciplined Value VCT Portfolio Class II (a)                                   53,957           66,341
Pioneer Emerging Markets VCT Portfolio Class II                                       159,682          169,574
Pioneer Mid Cap Value VCT Portfolio Class II                                           30,675           64,786
Pioneer Select Mid Cap Growth VCT Portfolio Class I (a)                               216,844           86,123

(a)  Name change.  See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS

     Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

                               AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                               --------------                                    ------------------------------
                          UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                            VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                            LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
             UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
             ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO CLASS B
2013          459,034      1.268611      1.107789         591,053       3.89        0.75       1.70      (4.00)      (3.06)
2012          679,017      1.321425      1.142815         909,005       4.70        0.75       1.70       4.00        5.00
2011          752,248      1.270638      1.088364         966,535       2.98        0.75       1.70       4.57        5.59
2010          282,431      1.215083      1.231754         345,672       2.29        1.30       1.70       7.08        7.51
2009           37,271      1.136232      1.145694          42,523       0.47        1.30       1.65      16.27       16.68
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO CLASS B
2013          249,921      0.663940      0.679050         167,788       6.42        1.30       1.65      20.71       21.14
2012          226,099      0.550031      0.560556         125,628       1.54        1.30       1.65      12.31       12.71
2011          193,441      0.489728      0.497335          95,489       3.78        1.30       1.65     (20.77)     (20.49)
2010          191,645      0.618125      0.625485         119,156       3.09        1.30       1.65       2.58        2.94
2009          134,969      0.602603      0.607613          81,654       2.08        1.30       1.65      32.15       32.62
ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO CLASS B
2013          369,307      1.688292      1.732575         633,519        N/A        1.30       1.70      42.87       43.45
2012          401,452      1.181722      1.207812         480,977        N/A        1.30       1.70      12.78       13.24
2011          295,426      1.047786      1.066582         312,987        N/A        1.30       1.70       2.43        2.85
2010          353,323      1.022899      1.037028         363,913        N/A        1.30       1.70      34.27       34.82
2009           66,371      0.761795      0.769202          50,793        N/A        1.30       1.70      38.90       39.46
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
2013        1,018,796      1.474074      1.542762       1,518,980       0.46        0.75       1.65      35.37       36.58
2012          284,158      1.088961      1.129549         312,513       0.28        0.75       1.65      16.52       17.46
2011          196,451      0.934603      0.949110         185,150       0.34        1.30       1.65     (10.13)      (9.81)
2010          147,574      1.044721      1.052366         154,271       0.51        1.30       1.50      24.69       24.96
2009          213,786      0.837842      0.842183         179,121       0.07        1.30       1.50      40.53       40.73
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
2013          943,494      1.510307      1.532982       1,441,671       0.97        1.30       1.70      28.73       29.25
2012          698,944      1.173257      1.186056         826,966       1.36        1.30       1.70      14.17       14.63
2011          465,581      1.027664      1.034673         480,982       1.30        1.30       1.70      (4.44)      (4.05)
2010           78,631      1.075398      1.078335          84,743       2.30        1.30       1.70       7.54        7.83

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                               AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                               --------------                                    ------------------------------
                          UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                            VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                            LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
             UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
             ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO SERVICE CLASS 2
2013           59,438      1.674211      1.731240         100,695       0.26        0.75       1.65      35.69       36.92
2012           18,173      1.233846      1.245606          22,603       1.79        1.30       1.65      16.63       17.05
2011           12,734      1.057892      1.064192          13,539       0.18        1.30       1.65      (3.24)      (2.89)
2010              151      1.094356      1.095912             166        N/A        1.30       1.50       9.44        9.59
FIDELITY VIP EQUITY-INCOME PORTFOLIO SERVICE CLASS 2
2013          959,091      1.491286      1.545379       1,444,139       3.50        0.75       1.65      25.72       26.88
2012           40,964      1.193628      1.217985          49,127       2.58        0.75       1.50      15.30       16.17
2011           43,444      1.035208      1.048478          45,074       2.54        0.75       1.50      (0.86)      (0.10)
2010               47      1.044557      1.044557              49       0.90        1.30       1.30       4.46        4.46
FIDELITY VIP FREEDOM 2005 PORTFOLIO SERVICE CLASS 2
2013              577      1.206076      1.206076             696       0.99        1.30       1.30       8.04        8.04
2012              479      1.116288      1.116288             535       1.70        1.30       1.30       7.93        7.93
2011              310      1.034235      1.034235             320       3.29        1.30       1.30      (1.39)      (1.39)
2010               89      1.048723      1.048723              93       1.73        1.30       1.30       4.87        4.87
FIDELITY VIP FREEDOM 2010 PORTFOLIO SERVICE CLASS 2
2013            1,799      1.281647      1.281647           2,306       1.62        1.30       1.30      11.73       11.73
2012            1,483      1.147104      1.147104           1,701       1.99        1.30       1.30      10.14       10.14
2011              960      1.041504      1.041504           1,000       2.92        1.30       1.30      (1.71)      (1.71)
2010              208      1.059676      1.059676             220       1.88        1.30       1.30       5.97        5.97
FIDELITY VIP FREEDOM 2015 PORTFOLIO SERVICE CLASS 2
2013          305,025      1.284526      1.320714         392,004       1.96        0.75       1.50      12.39       13.25
2012          115,461      1.142891      1.166191         132,066       1.84        0.75       1.50      10.23       11.06
2011           72,886      1.036857      1.050012          75,625       1.44        0.75       1.50      (2.01)      (1.26)
2010           71,065      1.058096      1.063420          75,199       5.37        0.75       1.50       5.81        6.34
FIDELITY VIP FREEDOM 2020 PORTFOLIO SERVICE CLASS 2
2013          593,682      1.308459      1.352887         790,377       1.82        0.75       1.65      13.73       14.77
2012          461,757      1.150513      1.178802         539,013       1.88        0.75       1.65      11.21       12.22
2011          422,328      1.034565      1.050409         441,004       3.42        0.75       1.65      (2.87)      (1.98)
2010          123,671      1.065164      1.071666         131,869       2.49        0.75       1.65       6.52        7.17

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                               AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                               --------------                                    ------------------------------
                          UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                            VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                            LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
             UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
             ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
FIDELITY VIP FREEDOM 2025 PORTFOLIO SERVICE CLASS 2
2013          212,571      1.368517      1.414897         292,991       2.15        0.75       1.65      17.74       18.82
2012           78,818      1.166963      1.190819          92,206       1.84        0.75       1.50      13.08       13.94
2011           60,413      1.031964      1.045134          62,440       2.33        0.75       1.50      (3.81)      (3.08)
2010           24,329      1.072856      1.078307          26,118       2.03        0.75       1.50       7.29        7.83
FIDELITY VIP FREEDOM 2030 PORTFOLIO SERVICE CLASS 2
2013          241,256      1.395611      1.434990         337,074       1.94        0.75       1.50      19.59       20.50
2012          177,611      1.162266      1.190906         207,505       2.08        0.75       1.65      13.28       14.32
2011          142,173      1.028594      1.041768         146,334       1.66        0.75       1.50      (4.29)      (3.56)
2010          146,333      1.074674      1.080201         157,322       2.28        0.75       1.50       7.47        8.02
FIDELITY VIP FREEDOM 2035 PORTFOLIO SERVICE CLASS 2
2013          218,830      1.426411      1.474853         314,705       1.76        0.75       1.65      22.45       23.57
2012          167,115      1.164891      1.193564         195,656       2.14        0.75       1.65      14.69       15.74
2011          128,990      1.015670      1.031260         131,405       1.91        0.75       1.65      (5.83)      (4.96)
2010           85,669      1.079502      1.085130          92,492       3.31        0.75       1.50       7.95        8.51
FIDELITY VIP FREEDOM 2040 PORTFOLIO SERVICE CLASS 2
2013          198,889      1.432556      1.451369         288,043       2.64        1.30       1.65      22.93       23.37
2012           66,232      1.170041      1.176446          77,762       2.40        1.30       1.50      14.90       15.14
2011           36,670      1.018277      1.021782          37,392       2.59        1.30       1.50      (5.74)      (5.55)
2010           11,942      1.080315      1.081836          12,904       2.58        1.30       1.50       8.03        8.18
FIDELITY VIP FREEDOM 2045 PORTFOLIO SERVICE CLASS 2
2013           27,982      1.442485      1.461411          40,767       1.81        1.30       1.65      23.70       24.14
2012           18,636      1.170859      1.177246          21,878       1.38        1.30       1.50      15.27       15.51
2011           19,113      1.015718      1.019203          19,425       3.50        1.30       1.50      (6.07)      (5.87)
2010            2,515      1.081303      1.082808           2,721       2.47        1.30       1.50       8.13        8.28
FIDELITY VIP FREEDOM 2050 PORTFOLIO SERVICE CLASS 2
2013           59,237      1.445988      1.464959          86,669       1.55        1.30       1.65      24.06       24.50
2012           22,653      1.165537      1.176650          26,626       2.50        1.30       1.65      15.45       15.86
2011           13,920      1.012078      1.015570          14,136       2.02        1.30       1.50      (6.57)      (6.38)
2010            8,338      1.084761      1.084761           9,045       1.52        1.30       1.30       8.48        8.48

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                               AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                               --------------                                    ------------------------------
                          UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                            VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                            LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
             UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
             ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
FIDELITY VIP FREEDOM INCOME PORTFOLIO SERVICE CLASS 2
2013           99,085      1.112591      1.120716         110,244       3.31        1.30       1.50       3.63        3.84
2012              197      1.079312      1.079312             212       2.82        1.30       1.30       4.86        4.86
2011              N/A        N/A           N/A                N/A        N/A         N/A        N/A        N/A         N/A
2010              N/A        N/A           N/A                N/A        N/A         N/A        N/A        N/A         N/A
2009              N/A        N/A           N/A                N/A        N/A         N/A        N/A        N/A         N/A
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
2013          486,500      1.768338      1.830646         868,740       0.05        0.75       1.70      35.20       36.50
2012          754,775      1.307911      1.341179         994,135       0.17        0.75       1.70      17.30       18.49
2011          760,331      1.115411      1.131874         851,281        N/A        0.75       1.65       0.29        1.09
2010           21,980      1.112236      1.114894          24,476        N/A        1.30       1.65      11.22       11.49
FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
2013          286,493      1.554141      1.620359         451,315       2.30        0.75       1.65      29.74       30.95
2012          124,227      1.197913      1.209327         150,640       2.44        1.30       1.65      13.73       14.14
2011           29,249      1.065992      1.059554          31,102       1.66        1.30       1.50       0.27       (0.35)
2010              205      1.063086      1.063086             218       0.04        1.50       1.50       6.31        6.31
FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
2013          441,579      1.505406      1.528415         673,050       0.30        1.30       1.70      33.56       34.10
2012          394,448      1.127133      1.521561         449,214       0.50        0.75       1.70      12.62       13.70
2011          236,917      1.002006      1.338190         240,156       0.02        0.75       1.65     (12.32)     (11.58)
2010          242,873      1.143694      1.513374         278,190       0.28        0.75       1.50      14.37       27.88
2009              N/A        N/A           N/A                N/A        N/A         N/A        N/A        N/A         N/A
FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
2013           22,277      1.385150      1.403346          31,114       1.17        1.30       1.65      28.02       28.48
2012           14,180      1.081970      1.092297          15,421       1.98        1.30       1.65      18.41       18.83
2011           11,470      0.916611      0.919235          10,515       0.15        1.30       1.50     (18.54)     (18.41)
2010          481,299      1.125184      1.130972         541,721       2.33        0.75       1.50      12.52       13.10
FIDELITY VIP STRATEGIC INCOME PORTFOLIO SERVICE CLASS 2
2013          733,096      1.139929      1.362140         854,251       3.88        0.75       1.65      (1.62)      (0.72)
2012          720,008      1.158657      1.371954         842,629       3.81        0.75       1.65       8.41        9.41
2011          423,702      1.068725      1.253994         456,328       5.93        0.75       1.65       2.73        3.67
2010           23,151      1.040298      1.209724          24,109       0.84        0.75       1.65       4.03        8.45
2009              N/A        N/A           N/A                N/A        N/A         N/A        N/A        N/A         N/A

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                               AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                               --------------                                    ------------------------------
                          UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                            VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                            LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
             UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
             ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
FT VIP FRANKLIN INCOME SECURITIES FUND CLASS 2
2013        2,667,240      1.275508      1.363364       3,449,663       6.43        0.75       1.65      12.06       13.07
2012        2,529,612      1.138214      1.205752       2,912,926       5.93        0.75       1.65      10.79       11.77
2011        1,921,585      1.027324      1.043255       1,993,475       5.20        1.30       1.65       0.69        1.05
2010          999,168      1.020251      1.032389       1,027,271       5.95        1.30       1.65      10.82       11.21
2009          490,552      0.920679      0.928341         454,198       4.32        1.30       1.65      33.37       33.84
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND CLASS 2
2013          512,271      1.461422      2.314617         756,878       1.22        0.75       1.65      33.99       35.22
2012          451,813      1.090683      1.711753         498,797       0.78        0.75       1.65      16.44       17.50
2011          415,052      0.936731      1.456823         392,658       0.68        0.75       1.65      (5.35)      (4.48)
2010          263,205      0.992507      1.525224         261,907       0.48        0.75       1.50      26.30       27.16
2009          279,160      0.785830      0.791331         219,524       0.91        1.30       1.50      27.22       27.48
FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND CLASS 2
2013          821,846      1.275873      1.446622       1,070,916       2.26        0.75       1.70      25.45       26.66
2012          713,815      1.017050      1.142125         738,651       2.68        0.75       1.70      11.43       12.57
2011          666,503      0.912709      0.928376         616,857       2.44        1.30       1.70      (4.61)      (4.22)
2010          380,213      0.956836      0.969310         367,388       1.42        1.30       1.70      10.06       10.50
2009          212,549      0.869413      0.877178         186,121       1.47        1.30       1.70      21.23       21.72
FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
2013          204,363      1.138727      1.169138         236,788       2.20        1.30       1.70      26.08       26.59
2012          236,702      0.903164      0.923540         217,137       2.19        1.30       1.70      12.30       12.76
2011          226,015      0.804235      0.819034         184,233       2.01        1.30       1.70      (2.73)      (2.33)
2010          210,205      0.826778      0.838569         175,473       1.87        1.30       1.70       9.31        9.75
2009           82,982      0.757752      0.764072          63,271       2.40        1.30       1.65      23.97       24.41
FT VIP TEMPLETON GROWTH SECURITIES FUND CLASS 2
2013          275,361      1.081605      1.106198         301,214       2.71        1.30       1.65      28.66       29.12
2012          223,926      0.840642      0.856722         190,003       1.83        1.30       1.65      19.07       19.49
2011          179,788      0.706001      0.716955         128,055       1.45        1.30       1.65      (8.51)      (8.18)
2010          116,869      0.771670      0.780866          90,678       0.77        1.30       1.65       5.62        6.00
2009           56,040      0.730593      0.736678          41,069       2.61        1.30       1.65      28.94       29.40

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                               AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                               --------------                                    ------------------------------
                          UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                            VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                            LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
             UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
             ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO CLASS A
2013          969,504      1.103443      1.382003       1,095,206       2.77        0.75       1.70       6.40        7.42
2012          894,108      1.037116      1.286509         945,412       2.83        0.75       1.70       8.12        9.16
2011          783,695      0.959232      1.178528         762,806       1.65        0.75       1.70      (3.55)      (2.62)
2010          698,676      0.994546      1.210215         701,627       3.26        0.75       1.70       6.62        7.65
2009          328,261      0.933797      1.124251         308,852       5.23        0.75       1.65      17.96       12.43
GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO CLASS A
2013          338,141      1.012386      1.035437         349,462       1.75        1.30       1.65      21.48       21.91
2012          342,820      0.833393      0.849342         290,744       2.06        1.30       1.65      15.07       15.48
2011          281,310      0.724241      0.735492         206,616       2.34        1.30       1.65      (9.05)      (8.72)
2010          239,087      0.796297      0.805790         192,385       2.23        1.30       1.65      10.81       11.20
2009          152,064      0.718636      0.724628         110,145       2.59        1.30       1.65      27.13       27.59
GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO CLASS A
2013        1,193,774      1.058449      1.082549       1,284,843       2.08        1.30       1.65      11.24       11.64
2012        1,128,541      0.951508      0.969720       1,088,895       2.53        1.30       1.65      10.58       10.97
2011        1,103,638      0.858556      0.873832         959,457       2.03        1.30       1.70      (5.10)      (4.72)
2010          945,021      0.904740      0.917093         863,205       2.73        1.30       1.70       8.24        8.69
2009          626,098      0.836836      0.843801         526,849       5.38        1.30       1.65      23.79       24.23
GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO CLASS A
2013        1,118,639      1.004880      1.027775       1,141,706       1.55        1.30       1.65      16.36       16.78
2012        1,049,982      0.863594      0.880132         918,512       2.40        1.30       1.65      12.64       13.04
2011          937,481      0.766670      0.778576         725,952       2.26        1.30       1.65      (7.63)      (7.30)
2010          910,217      0.833851      0.839885         760,997       2.59        1.30       1.50       9.79       10.01
2009          771,553      0.759846      0.763465         587,028       3.57        1.30       1.50      26.62       26.88
GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND CLASS A
2013          610,748      0.761017      1.346851         469,485       4.57        0.75       1.50       4.22        5.02
2012          338,325      0.730182      1.282519         248,939      19.48        0.75       1.50      40.33       41.38
2011           76,356      0.516804      0.524801          39,897       2.85        1.30       1.65     (20.79)     (20.51)
2010           76,468      0.652381      0.660195          50,280       8.56        1.30       1.65      10.85       11.26
2009           36,270      0.588486      0.593393          21,456      42.96        1.30       1.65      31.26       31.73

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                               AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                               --------------                                    ------------------------------
                          UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                            VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                            LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
             UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
             ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
GOLDMAN SACHS REAL ESTATE SECURITIES FUND CLASS A
2013           95,066      1.016139      1.039302          98,185       1.42        1.30       1.65       0.45        0.80
2012          107,776      1.020011      1.031020         110,330       1.35        1.30       1.50      14.42       14.65
2011           50,001      0.891427      0.899239          44,712       1.43        1.30       1.50       8.17        8.39
2010           47,657      0.824077      0.829665          39,299       1.72        1.30       1.50      25.16       25.42
2009           53,226      0.658436      0.661520          35,050       2.03        1.30       1.50      23.26       23.48
GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND CLASS A
2013          514,445      1.585411      1.523871         829,227        N/A        0.75       1.70      26.38       27.63
2012          475,638      1.254492      1.193977         605,052        N/A        0.75       1.70      18.46       19.58
2011          296,102      1.058992      0.998465         316,881        N/A        0.75       1.70     (14.72)     (13.98)
2010        1,123,542      1.241837      1.160733       1,406,147        N/A        0.75       1.70      22.16       16.07
2009          458,089      1.016556      1.025649         467,897        N/A        1.30       1.70      66.40       67.09
GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
2013          890,088      1.178269      1.249785       1,065,042       2.47        0.75       1.70      (3.03)      (2.10)
2012          893,147      1.215082      1.276558       1,099,336       2.31        0.75       1.70       4.91        5.92
2011          745,344      1.160415      1.205168         872,290       2.49        0.75       1.65       5.20        6.15
2010          326,374      1.103071      1.116200         362,158       3.48        1.30       1.65       5.41        5.78
2009          116,012      1.046490      1.055201         121,991       6.90        1.30       1.65      12.79       13.19
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
2013          165,798      1.271648      2.056219         213,550       1.75        0.75       1.65      29.65       30.74
2012          152,170      0.980801      1.572765         151,518       1.98        0.75       1.65      13.64       14.67
2011          129,884      0.863051      1.371580         113,275       1.10        0.75       1.65       0.07        1.03
2010          104,044      0.862454      0.872732          90,295       1.49        1.30       1.65      13.03       13.43
2009           68,282      0.763031      0.769390          52,374       3.72        1.30       1.65      24.20       24.64
GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND SERVICE SHARES
2013           14,931      1.171046      1.174794          17,488       0.00        1.30       1.50      11.87       12.09
2012           23,545      1.046796      1.048084          24,669        N/A        1.30       1.50       4.68        4.81
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
2013          218,648      1.562594      1.638171         347,898        N/A        0.75       1.70      29.95       31.21
2012          214,177      1.202468      1.248550         261,506        N/A        0.75       1.70      17.40       18.54
2011          170,494      1.024231      1.053314         176,919        N/A        0.75       1.70      (5.60)      (4.69)
2010          160,682      1.085026      1.100776         175,865        N/A        1.30       1.70      17.33       17.81
2009          145,007      0.924715      0.934369         134,920        N/A        1.30       1.70      55.89       56.53

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                               AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                               --------------                                    ------------------------------
                          UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                            VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                            LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
             UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
             ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND SERVICE SHARES (A)
2013          792,887      1.182041      1.154446         954,481       0.52        0.75       1.70      (1.31)      (0.36)
2012        1,190,473      1.197673      1.158675       1,444,722       0.79        0.75       1.70       1.04        1.98
2011        1,206,359      1.185388      1.136227       1,446,647       1.05        0.75       1.70       4.54        5.50
2010          777,681      1.133896      1.149412         888,237       1.75        1.30       1.70       3.41        3.83
2009          523,938      1.097900      1.107042         577,389       3.57        1.30       1.65       4.68        5.06
GOLDMAN SACHS VIT LARGE CAP VALUE FUND SERVICE SHARES
2013          105,774      1.131774      1.146301         121,176       1.00        1.30       1.50      30.95       31.21
2012           96,099      0.864296      0.873627          83,939       1.18        1.30       1.50      17.06       17.29
2011          102,111      0.738349      0.744846          76,038       0.91        1.30       1.50      (8.65)      (8.47)
2010          125,857      0.804192      0.813790         102,198       0.33        1.30       1.65       9.06        9.44
2009          255,674      0.737406      0.743571         189,811       3.14        1.30       1.65      15.92       16.34
GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
2013           13,319      1.518862      1.538802          20,401       0.93        1.30       1.65      30.37       30.83
2012              981      1.165068      1.176181           1,143       0.90        1.30       1.65      16.21       16.62
2011              734      1.002546      1.008521             739       0.03        1.30       1.65      (8.35)      (8.03)
2010              177      1.095220      1.096564             194       0.42        1.30       1.50       9.52        9.66
2009              N/A        N/A           N/A                N/A        N/A         N/A        N/A        N/A         N/A
GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
2013        6,847,660      0.933804      0.967282       6,485,259       0.01        0.75       1.70      (1.69)      (0.75)
2012        9,116,297      0.949887      0.974582       8,766,548       0.01        0.75       1.70      (1.70)      (0.74)
2011        8,374,712      0.966314      0.981896       8,171,350       0.01        0.75       1.70      (1.70)      (0.74)
2010        4,817,779      0.982994      0.989184       4,767,457       0.01        0.75       1.70      (1.70)      (0.75)
2009        4,155,747      0.999947      1.009627       4,174,648       0.12        1.30       1.70      (1.55)      (1.14)
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
2013          155,230      1.342735      1.373321         211,980       0.16        1.30       1.65      29.82       30.28
2012          160,751      1.034275      1.491466         170,510       0.44        0.75       1.65      17.66       18.73
2011          179,008      0.879074      1.256205         160,305       0.21        0.75       1.65      (4.47)      (3.58)
2010          172,650      0.920169      1.302893         160,776       0.18        0.75       1.65       8.67        9.63
2009          182,059      0.846718      0.853785         155,193       0.42        1.30       1.65      45.07       45.58

(a)  Name change.  See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                               AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                               --------------                                    ------------------------------
                          UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                            VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                            LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
             UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
             ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
2013          272,805      0.911569      1.595625         252,309       2.56        0.75       1.50      21.87       22.80
2012          128,887      0.747983      1.299409         100,172       1.66        0.75       1.50      19.08       19.98
2011          153,860      0.623624      1.083020          99,452       3.10        0.75       1.65     (16.57)     (15.79)
2010          166,195      0.747346      1.286072         125,443       1.89        0.75       1.65       8.26        9.30
2009           62,194      0.690377      0.696091          43,186       2.67        1.30       1.65      26.26       26.70
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND SERVICE SHARES
2013          118,874      1.408281      1.440334         169,659       1.01        1.30       1.65      33.16       33.63
2012          128,233      1.057573      1.077814         137,047       0.94        1.30       1.65      10.66       11.05
2011           97,061      0.955727      0.970562          93,577       0.25        1.30       1.65      (1.26)      (0.91)
2010          706,128      0.967889      1.580073         688,089       1.50        0.75       1.65      27.72       28.88
2009           28,870      0.757820      0.764139          21,964       1.94        1.30       1.65      25.16       25.61
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
2013          157,083      1.218348      1.246090         193,603       2.63        1.30       1.65      34.96       35.44
2012           20,579      0.911676      0.920016          18,893       1.82        1.30       1.50      12.43       12.66
2011           14,120      0.810901      0.816658          11,505       1.05        1.30       1.50       2.34        2.55
2010           32,795      0.792366      0.796374          26,100       1.51        1.30       1.50      10.91       11.14
2009            5,376      0.714405      0.716579           3,851       3.07        1.30       1.50      19.18       19.32
INVESCO V.I. AMERICAN FRANCHISE FUND SERIES II SHARES (A)
2013            9,021      1.256913      1.256913          11,338       0.26        1.30       1.30      37.99       37.99
2012            7,400      0.910840      0.910840           6,740        N/A        1.30       1.30      (3.54)      (3.54)
INVESCO V.I. CORE EQUITY FUND SERIES II SHARES
2013          235,501      1.301138      1.477597         312,108       1.27        0.75       1.65      26.81       27.97
2012          221,960      1.026052      1.154625         231,248       0.89        0.75       1.65      11.74       12.76
2011          224,774      0.918229      1.023927         208,740       0.76        0.75       1.65      (1.94)      (1.04)
2010          215,938      0.936393      0.947577         203,657       0.91        1.30       1.65       7.44        7.83
2009          190,811      0.871523      0.878795         167,342       3.19        1.30       1.65      25.87       26.32
INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES II SHARES
2013          930,476      1.691658      1.749277       1,586,034       0.79        0.75       1.65      37.86       39.11
2012           90,883      1.227090      1.257475         112,384        N/A        0.75       1.65      18.62       19.69
2011          103,090      1.037211      1.040656         107,129        N/A        1.30       1.50       2.16        2.35
2010              137      1.016744      1.016744             139        N/A        1.30       1.30       1.67        1.67

(a)  Name change.  See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                               AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                               --------------                                    ------------------------------
                          UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                            VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                            LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
             UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
             ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
JANUS ASPEN ENTERPRISE PORTFOLIO SERVICE SHARES
2013          239,149      1.499303      1.533428         363,562       0.37        1.30       1.65      29.86       30.32
2012          194,620      1.154545      1.176640         227,425        N/A        1.30       1.65      15.06       15.47
2011          183,621      1.003446      1.019022         185,988        N/A        1.30       1.65      (3.28)      (2.93)
2010          143,891      1.037431      1.049803         150,401        N/A        1.30       1.65      23.45       23.89
2009          143,673      0.840366      0.847374         121,391        N/A        1.30       1.65      42.06       42.57
JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
2013          376,066      1.385740      1.510295         531,304       0.53        0.75       1.70      28.66       29.91
2012          647,199      1.077047      1.162542         709,568       0.71        0.75       1.70      21.76       22.93
2011          347,721      0.884599      0.945681         311,886       0.25        0.75       1.70      (8.52)      (7.64)
2010          366,687      0.967033      0.980265         357,804       0.32        1.30       1.70       4.67        5.10
2009          134,850      0.923894      0.932729         125,494       0.01        1.30       1.70      43.54       44.13
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE SHARES
2013          625,026      1.347227      1.816038         856,921       1.14        0.75       1.70      23.67       24.86
2012          600,456      1.089359      1.454440         664,028       0.85        0.75       1.70       8.91        9.96
2011          554,656      1.000246      1.322692         561,647       0.65        0.75       1.70      (4.63)      (3.71)
2010          411,210      1.048824      1.062943         435,200       0.63        1.30       1.70      13.40       13.86
2009          201,706      0.925800      0.933518         188,021       0.49        1.30       1.65      30.73       31.20
MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
2013          279,517      1.755446      2.595200         496,331        N/A        0.75       1.65      38.89       40.16
2012           46,019      1.263910      1.851629          59,332        N/A        0.75       1.65      18.90       19.99
2011           58,444      1.062975      1.543152          63,059        N/A        0.75       1.65     (11.97)     (11.18)
2010            9,019      1.208254      1.210424          10,908        N/A        1.30       1.50      20.83       21.04
2009              N/A        N/A           N/A                N/A        N/A         N/A        N/A        N/A         N/A
MFS(R) UTILITIES SERIES SERVICE CLASS
2013          157,732      1.530301      1.584161         244,135       2.21        0.75       1.70      18.17       19.31
2012          158,256      1.294971      1.327785         206,599       7.80        0.75       1.70      11.29       12.38
2011          269,705      1.163617      1.170624         315,310       3.59        1.30       1.70       4.69        5.12
2010            3,797      1.111471      1.113625           4,226        N/A        1.30       1.70      11.15       11.36

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                               AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                               --------------                                    ------------------------------
                          UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                            VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                            LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
             UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
             ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
OPPENHEIMER CAPITAL INCOME FUND/VA SERVICE SHARES (A)
2013          567,033      0.877797      0.899903         506,789       2.23        1.30       1.70      10.92       11.37
2012          550,339      0.791411      0.808058         442,768       1.19        1.30       1.70      10.20       10.65
2011          492,203      0.718161      0.730302         358,232       1.89        1.30       1.70      (1.32)      (0.92)
2010          411,103      0.727796      0.737110         302,284       0.72        1.30       1.70      10.76       11.21
2009          151,559      0.657071      0.662797         100,369        N/A        1.30       1.70      19.53       20.02
OPPENHEIMER GLOBAL FUND/VA SERVICE SHARES (A)
2013        1,042,517      1.223648      1.499529       1,297,146       1.27        0.75       1.65      24.90       26.00
2012          716,933      0.979728      1.190148         713,113       1.88        0.75       1.65      18.95       20.02
2011          655,108      0.823614      0.991612         546,302       1.06        0.75       1.65     (10.04)      (9.23)
2010          742,982      0.915509      0.926420         685,703       1.22        1.30       1.65      13.80       14.20
2009          746,518      0.804521      0.811225         604,182       0.39        1.30       1.65      37.06       37.54
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES
2013        1,315,451      1.244663      1.194053       1,652,718       5.01        0.75       1.70      (2.06)      (1.11)
2012        1,205,424      1.270855      1.207506       1,542,293       4.59        0.75       1.70      11.23       12.30
2011          574,139      1.142573      1.075232         648,724       2.28        0.75       1.70      (1.06)      (0.11)
2010        1,102,551      1.154851      1.076371       1,266,630       1.56        0.75       1.70      12.82        7.64
2009           68,037      1.023608      1.033242          70,166       0.15        1.30       1.70      16.41       16.88
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA SERVICE SHARES (A)
2013          282,988      1.456774      1.489932         417,744       0.69        1.30       1.65      38.31       38.80
2012          180,432      1.061903      1.073448         192,275       0.34        1.30       1.50      15.91       16.14
2011          116,196      0.916161      0.924255         106,861       0.44        1.30       1.50      (3.84)      (3.65)
2010          122,458      0.952758      0.959241         117,010       0.55        1.30       1.50      21.21       21.46
2009          144,002      0.786012      0.789770         113,275       0.22        1.30       1.50      34.84       35.12
PIONEER DISCIPLINED VALUE VCT PORTFOLIO CLASS II (A)
2013          179,119      1.074708      1.089301         194,545       1.56        1.30       1.50      26.67       26.93
2012          199,765      0.848444      0.858217         171,173       1.02        1.30       1.50       8.94        9.16
2011          219,227      0.778815      0.786189         172,021       0.72        1.30       1.50      (5.11)      (4.92)
2010          167,164      0.817120      0.826870         138,013       0.56        1.30       1.65       7.46        7.84
2009          103,800      0.760416      0.766760          79,558       0.69        1.30       1.65      13.82       14.23

(a)  Name change.  See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                               AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                               --------------                                    ------------------------------
                          UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                            VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                            LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
             UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
             ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
2013          907,250      0.729381      0.922131         672,559       0.96        0.75       1.70      (3.85)      (2.90)
2012          919,955      0.758608      0.949720         707,455       0.21        0.75       1.70       9.76       10.83
2011          831,000      0.691144      0.856890         580,387        N/A        0.75       1.70     (24.92)     (24.19)
2010          947,746      0.920484      0.931060         878,933       0.25        1.30       1.70      13.65       14.11
2009          865,646      0.809944      0.815953         704,588       0.59        1.30       1.70      71.06       71.76
PIONEER MID CAP VALUE VCT PORTFOLIO CLASS II
2013          228,009      1.180015      1.214326         274,689       0.75        1.30       1.70      30.50       31.03
2012          256,048      0.909363      0.926766         235,773       0.83        1.30       1.65       9.00        9.38
2011          251,561      0.834286      0.847252         211,945       0.71        1.30       1.65      (7.40)      (7.07)
2010          198,512      0.900927      0.911687         180,269       0.92        1.30       1.65      15.95       16.36
2009          114,961      0.777007      0.783495          89,874       0.64        1.30       1.65      23.19       23.63
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO CLASS I (A)
2013          561,915      1.412448      1.450300         808,801        N/A        1.30       1.70      40.04       40.61
2012          465,488      1.008604      1.031441         477,525        N/A        1.30       1.70       5.21        5.63
2011          468,239      0.958701      0.976429         454,720        N/A        1.30       1.70      (3.92)      (3.53)
2010          461,390      0.997867      1.012182         464,976        N/A        1.30       1.70      18.18       18.66
2009          375,201      0.844366      0.853036         319,185        N/A        1.30       1.70      42.12       42.71

(a)  Name change.  See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 7 - SUBSEQUENT EVENTS

     On January 2, 2014, GAFG acquired Forethought Financial Group, Inc. ("Forethought"), a Delaware company, through a merger transaction. As a result of the merger, GAFG effectuated certain internal restructuring transactions. As a result of such restructuring, Forethought Financial Services, LLC, a Delaware company, which is a wholly-owned subsidiary of Forethought, owns approximately 79% of the outstanding ordinary shares of Commonwealth Annuity. Global Atlantic
(Fin) Company reduced its ownership of Commonwealth Annuity from 100% to approximately 21% of the outstanding ordinary shares of Commonwealth Annuity. Commonwealth Annuity remains a wholly-owned indirect subsidiary of GAFG.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (a)    FINANCIAL STATEMENTS

         Financial Statements Included in Part A:

         None

         Financial Statements included in Part B:

         Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

         Financial Statements Included in Part C:

         None

(b)      EXHIBITS

         EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated February 9, 2007 was previously filed on March 2, 2007 in Initial Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

         EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Company may hold the assets of the Registrant not pursuant to a trust indenture or other such instrument.

         EXHIBIT 3

                   (a) Consolidated Underwriting and Administrative Service
                       Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc was filed on April 30, 2010 in Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                   (b) Form of Selling Agreement by and between Epoch
                       Securities, Inc. ("Epoch"), Commonwealth Annuity and Life Insurance Company and "Broker-Dealer" was previously filed on April 25, 2008 in Post- Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein. Amendment No. 1 to Selling Agreement dated May 1, 2008 by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company and "Broker-Dealer" was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                       Form of Service Agreement dated May 1, 2008 by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 to the Registration Statement (File Nos. 33-39702/811-6293) of Separate Account VA-K of Commonwealth Annuity and Life Insurance Company, and is incorporated by reference herein.

                   (c) Shared Services Agreement between Epoch Securities, Inc.
                       and Commonwealth Annuity and Life Insurance Company dated August 5, 2010 was filed in Post-Effective Amendment
                       No. 7 (Registration Nos. 333-141045/811-22024), and is
                       incorporated by reference herein.

                   (d) Service Agreement dated March 13, 2012 by and between the
                       Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, se2, Inc. and Security Distributors, Inc. was previously filed on April 25, 2012 in Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

         EXHIBIT 4

                   (a) Policy (Form No. 3040-09) was previously filed on June
                       12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                   (b) Texas Optional Retirement Program Rider (4010-07) was
                       previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                   (c) Qualified Plan Rider (4018-09) was previously filed on
                       June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                   (d) 457 Rider (4013-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is
                       incorporated by reference herein.

                   (e) IRA Rider (4014-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is
                       incorporated by reference herein.

                   (f) Simple IRA Rider (4015-07) was previously filed on July
                       18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is
                       incorporated by reference herein.

                   (g) Roth IRA Rider (4016-07) was previously filed on July 18,
                       2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is
                       incorporated by reference herein.

                   (h) Tax Sheltered Annuity (TSA) Endorsement (4012-09) was
                       previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                   (i) Amendatory Endorsement 4029-10 (Assignment and Ownership
                       provisions) was previously filed on February 22, 2010 in Post-Effective Amendment No. 3 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

         EXHIBIT 5 Application (Form No. HN 404) was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

         EXHIBIT 6 Articles of Organization and Bylaws, as amended, of the Company, effective as of September 1, 2006 was previously filed on March 2, 2007 in the Initial Registration Statement (File Nos. 333-141045/811-22024), and is
                       incorporated by reference herein.

         EXHIBIT 7

                   (a) Recapture and Release Agreement by and between
                       Commonwealth Annuity and Life Insurance Company and Ariel Capital Reinsurance Company Limited dated April 1, 2013 is filed in Post-Effective Amendment No. 35 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                   (b) Coinsurance and Modified Coinsurance Agreement by and
                       between Commonwealth Annuity and Life Insurance Company and Commonwealth Annuity and Life Reinsurance Company Limited dated May 1, 2013 is filed in Post-Effective Amendment No. 35 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

         EXHIBIT 8

                   (a) Third Party Administrator Agreement dated April 1, 2013 between Commonwealth Annuity and Life Insurance Company, se2, Inc., and Security Distributors, Inc. was filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                   (b) Work Assignment dated April 1, 2013 between Commonwealth
                       Annuity and Life Insurance Company, se2, Inc., and Security Distributors, Inc. was filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                   (c) Directors' Powers of Attorney are filed herewith.

         EXHIBIT 9 Opinion of Counsel was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is
                       incorporated by reference herein.

         EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

         EXHIBIT 11    None.

         EXHIBIT 12    None.

         EXHIBIT 13

                   (a) Amendment dated January 15, 2013 to the Amended and
                       Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                       Amendment dated August 16, 2010 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 29, 2011 in s Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                       Amendment No. 2 dated May 1, 2009 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-157121/811-22024), and is incorporate by reference herein.

                       Amendment No. 1 dated June 5, 2007 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 to Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                       Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                   (b) Amendment dated May 1, 2012, Amendment dated May 1, 2011 to Participation Agreement, Amendment No. 3 dated February 11, 2011, Amendment dated September 1, 2010 and Fund/SERV and Networking Supplement dated August 12, 2008 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                       Amendment No. 1 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                       Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                   (c) Amendment dated May 1, 2011 to the Participation
                       Agreement was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                       Amendment No. 1 to the Participation Agreement dated August 1, 2007 by and between Goldman Sachs Trust, Goldman, Sachs & Co. and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is
                       incorporated by reference herein.

                       Participation Agreement dated August 1, 2007 by and between Goldman Sachs Trust, Goldman, Sachs & Co. and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                   (d) Amendment dated August 1, 2007 to the Participation
                       Agreement with Janus Aspen Series was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                       Amendment dated February 25, 2000 to the Participation Agreement with Janus Aspen Series was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                       Participation Agreement with Janus Aspen Series was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                   (e) Amendment dated April 30, 2010 to Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                       Amendment dated June 1, 2009 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                       Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                   (f) Oppenheimer Fund/SERV and Networking Supplement dated
                       April 14, 2008 to Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was previously filed on April 29, 2011 in Post-Effective Amendment No. 32

                       (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                       Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was filed on April 30, 2010 in Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                       Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                       Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                       The Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 to Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                   (g) Amendment No. 2 dated April 30, 2010 and Amendment No. 1 dated February 21, 2008 to the Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated July 31, 2007 were previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference herein.

                       Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                   (h) Amendment No. 1 dated April 30, 2010 and Amendment to
                       Participation Agreement dated May 1, 2008 to Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 were previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference herein.

                       Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                   (i) Amendment 1 dated April 30, 2010 to the Participation
                       Agreement dated September 18, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity and Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was filed on April 30, 2010 in Post-Effective Amendment No. 4 (Registration Statement No. 33-141019/811-22024), and is incorporated by reference herein.

                       Participation Agreement dated September 19, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity And Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                   (j) First Amendment dated April 30, 2010 to the Amended and
                       Restated Participation Agreement with Fidelity Variable Insurance Products Funds dated April 30, 2010 and Participation Agreement dated April 30, 2010 was filed on April 30, 2010 in Post-Effective Amendment No. 31 (Registration

                       Statement No. 33-39702/811-6293), and is incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

   The principal business address of most of the following Directors and Officers* is:
      7 World Trade Center
      250 Greenwich Street
      New York, NY 10007.

   The principal business address of most of the following Directors and Officers** is:
      82 Hopmeadow Street, Second Floor
      Simsbury, CT 06089.

   The principal business address of most of the following Directors and Officers*** is:
      2250 Point Blvd, Ste 245
      Aurora, IL 60506

   The principal business address of the other following Directors and Officers is:
      132 Turnpike Road, Suite 210
      Southborough, MA 01772.


                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY
---------------------------- --------------------------------------------------------------
Nicholas H. von Moltke*      President and CEO
Peter Seroka**               Executive Vice President
Scott D. Silverman           SVP, GC and Corp Sec
John J. Fowler               SVP, CFO & Treasurer
Kim Lee*                     EVP and Chief Risk Officer
Joel Volcy                   SVP and COO
Jill Nieskes                 SVP
Jean M. Perrigo              SVP-HR
Brian Hendry*                SVP
Jonathan Hecht               SVP
Robert J. Egan               VP and Chief Actuary
Gilles M. Dellaert*          EVP and CIO
Jane S. Grosso               Senior Vice President and Controller
Kevin F. Leavey              VP and Product Actuary
Justin MacNeil               VP-Tax
Jason M. Roach               VP-Operations
Margot K. Wallin             VP, SIO and CCO
Robert E. Winawer            Senior Vice President
Sheila B. St. Hilaire        VP, Asst Gen Counsel & Asst Corp Sec
Gary Silber*                 VP and Asst General Counsel
Virginia H. Johnson          VP, Asst Gen Counsel & Asst Corp Sec
Michael J. O'Neill***        VP, Marketing-403(b)
Valerie F. Zablocki          VP-Actuary
Brian R. Salvi               VP-Controllers
Gregory Antonuccio           VP-Controllers
Shari Januszewski*           VP
Andrew Byers                 Vice President-Compliance
Jason Izzo                   Vice President-Controllers

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                    GLOBAL ATLANTIC FINANCIAL GROUP LIMITED

[GLOBAL ATLANTIC FINANCIAL GROUP LIMITED]

                                          -----------------
                                          |  THE GOLDMAN  |          -------------
                                          |  SACHS GROUP, |          | 3RD PARTY |
                                          | INC.(Delaware)|          | INVESTORS |
                                          -----------------          -------------
                                                   |                       |
                                                   |                       |
                                                   ---22%---         --78%--
                                                           |         |
                                                           |         |
                                                    ---------------------------
                                                    |      GLOBAL ATLANTIC    |
                                                    | FINANCIAL GROUP LIMITED |
                                                    |        (Bermuda)        |
                                                    ---------------------------
                                                                 |
                                                                 |
                                                         --100%---
                                                         |
                                                         |
                                                    ------------
                                                    |  GLOBAL  |
                                                    | ATLANTIC |
                                                    | FINANCIAL|-----------------------
                                                    |   LIFE   |                      |
                                                    |  LIMITED |                      |
                                                    | (Bermuda)|                      |
                                                    ------------                      |
                                                          |                           |
                                                         100%                         |
                                                          |                           |
                                                           ------------               |
                                                           |  GLOBAL  |               |
                                                           | ATLANTIC |               |
                          ---------------------------------|  (FIN)   |--------      100%
                          |                                | COMPANY  |       |       |
                        100%                               |(Delaware)|       |       |
                          |                                ------------       |       |
                   ---------------                                |           |       |
                   | FORETHOUGHT |                               21%          |       |
                   |  FINANCIAL  |                                |           |       |
                   |   GROUP,    |                                |           |       |
                   |     INC.    |                                |           |       |
                   | (Delaware)  |                                |           |       |
                   ---------------                                |           |       |
                          |                                       |           |       |
                          |                                       |           |       |
     ---------------------------------------------------          |           |       |
     |                |              |                 |          |           |       |
    100%             100%           100%              100%        |           |   ----------------
     |                |              |                 |          |           |   | COMMONWEALTH |
--------------- --------------- ---------------- ---------------  |           |   |   RE MIDCO   |
| FORETHOUGHT | | FORETHOUGHT | |  FORETHOUGHT | | FORETHOUGHT |  |           |   |    LIMITED   |
|    CAPITAL  | | INVESTMENT  | | DISTRIBUTORS,| |  SERVICES,  |  |           |   |   (Bermuda)  |
|   FUNDING,  | |  ADVISORS,  | |     LLC      | |     LLC     |  |           |   ----------------
|     INC.    | |     LLC     | |  (Delaware)  | |  (Delaware) |  |           |       |
|  (Delaware) | |  (Indiana)  | |              | |             |  |           |      100%
--------------- --------------- ---------------  ---------------  |           |       |
                                                   |   |          |           |   ----------------
                                                   |  79%         |           |   | COMMONWEALTH |
                                                   |   |  -----------------   |   |    ANNUITY   |
                                                   |   |  | COMMONWEALTH  |   |   |   AND LIFE   |
                                                   |   |--|   ANNUITY &   |   |   |  REINSURANCE |
                                                   |      |     LIFE      |   |   |    COMPANY   |
     -----------------------------------------------      |   INSURANCE   |   |   |    LIMITED   |
     |           |                 |                      |    COMPANY    |   |   |   (Bermuda)  |
     |           |                 |                      |(Massachusetts)|   |   ----------------
     |           |                 |                      -----------------   |---------------------
     |           |                 |                                |                   |          |
     |           |     ------------^-------------------------------------------         |          |
     |           |     |           |        |               |                 |         |          |  -------------
    100%        5%    95%          5%      95%             100%              100%       |        100% |  EPOCH    |
     |           |     |           |        |               |                 |         |          |  |SECURITIES,|
------------ ---------------      ---------------   -----------------   ------------    |          ---|   INC.    |
| FORELIFE | | FORETHOUGHT |      | FORETHOUGHT |   |     FIRST      |  | ACCORDIA |    |          |  |(Delaware) |
|  AGENCY, | |    LIFE     |      |  NATIONAL   |   |   ALLMERICA    |  | LIFE AND |    |          |  -------------
|   INC.   | |  INSURANCE  |      |    LIFE     |   |   FINANCIAL    |  | ANNUITY  |    |          |
|(Indiana) | |   COMPANY   |      |  INSURANCE  |   | LIFE INSURANCE |  | COMPANY  |    |        100% ------------
------------ | (Indiana)   |      |   COMPANY   |   |    COMPANY     |  |  (Iowa)  |    |          |  |  GLOBAL  |
             ---------------      |   (Texas)   |   |(Massachusetts) |  ------------    |          ---| ATLANTIC |
                    |             ---------------   ------------------        |         |          |  |   RISK   |
                    |                    |                                    |         |          |  | ADVISORS,|
                   100%                  |                                    |         |          |  |   L.P.   |
                    |                   100%                                  |         |          |  |(Delaware)|
                    |                    |                                    |         |          |  ------------
        -------------------      ---------------                              |        10%         |  ------------
        | FLIC PROPERTIES,|      | FORETHOUGHT |                              |         |        100% | GA RISK  |
        |       LLC       |      |  HOLDINGS,  |                              |         |          |  | ADVISORS,|
        |    (Indiana)    |      |     LLC     |                              |         |          ---|   INC.   |
        -------------------      |  (Indiana)  |                              |         |          |  |(Delaware)|
                                 ---------------                              |         |          |  ------------
                                                                              |         |          |  ------------
                                                                              |         |        100% |  GLOBAL  |
          ---------------------------------------------------------------------         |          |  | ATLANTIC |
          |           |             |           |           |             |             |          ---|   RISK   |
         100%        100%          100%        100%        100%          90%            |          |  | SERVICES,|
          |           |             |           |           |             |             |          |  |    LLC   |
  -------------  ------------  ----------  -----------  ------------  ------------------------     |  |(Delaware)|
  |  TAPIOCA  |  |  GOTHAM  |  |  CAPE  |  |  CAPE   |  |  CAPE    |  |    GOTHAM ISSUER,    |     |  ------------
  | VIEW, LLC |  | RE, INC. |  | VERITY |  | VERITY  |  | VERITY   |  |         LLC          |     |  ------------
  |(Delaware) |  |(Vermont) |  | I,INC. |  | II,INC. |  | III,INC. |  |     (Delaware)       |   100% | GLOBAL   |
  -------------  ------------  | (Iowa) |  | (Iowa)  |  | (Iowa)   |  ------------------------     |  | ATLANTIC |
                               ----------  -----------  ------------                               ---| FINANCIAL|
                                                                                                      | COMPANY  |
                                                                                                      |(Delaware)|
                                                                                                      ------------









-----------------
|  THE GOLDMAN  |          -------------
|  SACHS GROUP, |          | 3RD PARTY |
| INC.(Delaware)|          | INVESTORS |
-----------------          -------------
         |                       |
         |                       |
         ---22%---         --78%--
                 |         |
                 |         |
---------------------------
|      GLOBAL ATLANTIC    |
| FINANCIAL GROUP LIMITED |
|        (Bermuda)        |
---------------------------
             |
             |
-----------------------------100%---------------
                                               |
                                               |
                                          --------------------------------
                                          |  ARIEL RE (HOLDINGS) LIMITED |
                             -------------|           (Bermuda)          |------------------------------100%-------
                             |            --------------------------------                |                       |
                            100%                          |                               |                       |
                             |                            |                             100%                      |
                       -------------           -----100%------100%-----                   |                       |
                       | ARIEL P&C |           |                      |                   |                       |
                       |   MIDCO   |      --------------    -----------------  -----------------------   -----------------
                       |  LIMITED  |      | AFCL INC.  |    | ARIEL RE BDA  |  |   ARROW CORPORATE   |   |  ARIEL RE UK  |
                       | (Bermuda) |      | (Delaware) |    |    LIMITED    |  | MEMBER HOLDINGS LLC |   |    LIMITED    |
                       -------------      --------------    |   (Bermuda    |  |     (Delaware)      |   | (UK employing |
                             |                   |          |  coverholder) |  -----------------------   |    entity)    |
                            100%               100%         -----------------             |              -----------------
                             |                   |                                        |
                       -----------        -------------                                   |
                       |   ACRC  |        |   ARIEL   |                   ------100%-----------100%-----
                       | LIMITED |        | FINANCIAL |                   |                            |
                       |(Bermuda)|        |  COMPANY  |                   |                            |
                       -----------        |  LIMITED  |                   |                            |
                                          | (Bermuda) |            --------------            --------------------
                                          -------------            |  ARIEL RE  |            | ARIEL INDEMNITY  |
                                                                   | PROPERTY & |            |     LIMITED      |
                                                                   |  CASUALTY  |            |(Bermuda, 953(d)) |
                                                                   |    (UK)    |            --------------------
                                                                   --------------
                                                                         |
                                                                        100%
                                                                         |
                                                                -------------------
                                                                | ARIEL CORPORATE |
                                                                | MEMBER LIMITED  |
                                                                |      (UK)       |
                                                                -------------------
                                                                         |
                                                                        100%
                                                                         |
                                                                 --------------------
                                                                 |   SYNDICATE 1910  |
                                                                 |(Lloyd's Syndicate)|
                                                                 ---------------------


------------------------------------------------------------------------------------------------------------------------------------
Legal Entity Name          Business Description    Parent 1                 Ownership Interest  Parent 2          Ownership Interest
------------------------------------------------------------------------------------------------------------------------------------
Accordia Life and Annuity  Life insurance company  Commonwealth Annuity                   100%
Company                                            and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
ACRC Limited               Writes collateralized   Ariel P&C Midco Limited                100%
                           reinsurance business
                           for the P&C business
                           of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
AFCL Inc.                  Holdco for a Bermuda    Ariel Re (Holdings)                    100%
                           derivative company      Limited
------------------------------------------------------------------------------------------------------------------------------------
Ariel Corporate Member     Corporate member of a   Ariel Re Property &                    100%
Limited                    Lloyd's syndicate       Casualty
------------------------------------------------------------------------------------------------------------------------------------
Ariel Financial Company    Derivative company in   AFCL Inc.                              100%
Limited                    Bermuda
------------------------------------------------------------------------------------------------------------------------------------
Ariel Indemnity Limited    Reinsurance company     Arrow Corporate Member                 100%
                           running off certain     Holdings LLC
                           Ariel Re transactions
------------------------------------------------------------------------------------------------------------------------------------
Ariel P&C Midco Limited    Holdco for the P&C      Ariel Re (Holdings)                    100%
                           business of GAFG        Limited
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re (Holdings)        Holdco for the P&C      Global Atlantic                        100%
Limited                    business of GAFG        Financial Group Limited
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re Bda Limited       Coverholder for the     Ariel Re (Holdings)                    100%
                           Lloyd's syndicate and   Limited
                           service company
                           employing Bermuda
                           staff
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re Property &        Holding company for     Arrow Corporate Member                 100%
Casualty                   Lloyd's corporate       Holdings LLC
                           member
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re UK Limited        UK service company      Ariel Re (Holdings)                    100%
                           employing UK staff      Limited
------------------------------------------------------------------------------------------------------------------------------------
Arrow Corporate Member     Holding company for     Ariel Re (Holdings)                    100%
Holdings LLC               Lloyd's corporate       Limited
                           member and Ariel
                           Indemnity
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity I, Inc.        Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity II, Inc.       Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity III, Inc.      Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Life insurance company  Forethought Services,                   79%  Global Atlantic                  21%
Life Insurance Company                             LLC                                          (Fin) Co
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Reinsurance company     Commonwealth Re Midco                  100%
Life Reinsurance Company                           Limited
Limited
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Re Midco      Intermediate holding    Global Atlantic                        100%
Limited                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Epoch Securities, Inc.     Registered              Global Atlantic (Fin)                  100%
                           broker/dealer           Co
------------------------------------------------------------------------------------------------------------------------------------
First Allmerica Financial  Life insurance company  Commonwealth Annuity                   100%
Life Insurance Company                             and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
FLIC Properties            Title holder of         Forethought Life                       100%
                           certain real estate     Insurance Company
                           properties on behalf
                           of FLIC
------------------------------------------------------------------------------------------------------------------------------------
ForeLife Agency, Inc.      Holder of Texas         Forethought Services,                  100%
                           preneed permit          LLC
                           enabling FLIC to sell
                           preneed life insurance
                           in Texas
------------------------------------------------------------------------------------------------------------------------------------
Forethought Capital        Insurance policy        Forethought Financial                  100%
Funding, Inc               assignment business     Group, Inc
                           (for deceased
                           policyholders only)
                           assignment business
------------------------------------------------------------------------------------------------------------------------------------
Forethought Distributors,  Securities              Forethought Financial                  100%
LLC                        Broker-dealer           Group, Inc
                           registered with SEC
                           and FINRA
------------------------------------------------------------------------------------------------------------------------------------
Forethought Financial      Forethought Group       Global Atlantic (Fin)                  100%
Group, Inc                 holding company;        Co
                           parent company of life
                           insurance holding
                           company system
------------------------------------------------------------------------------------------------------------------------------------
Forethought Holdings, LLC  Marketing Company for   Forethought National                   100%
                           affiliates' products    Life Insurance Company
                           and services
------------------------------------------------------------------------------------------------------------------------------------
Forethought Investment     Investment advisor      Forethought Financial                  100%
Advisors, Inc.             registered with SEC     Group, Inc
------------------------------------------------------------------------------------------------------------------------------------
Forethought Life           Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           annuities contracts     Company
------------------------------------------------------------------------------------------------------------------------------------
Forethought National Life  Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           reinsurer of annuity    Company
                           contracts
------------------------------------------------------------------------------------------------------------------------------------
Forethought Services, LLC  Intermediate holding    Forethought Financial                  100%
                           company of life         Group, Inc
                           insurance holding
                           company system;
                           paymaster for
                           employees of FFG
                           entities
------------------------------------------------------------------------------------------------------------------------------------
GA Risk Advisors, Inc.     General partner of      Global Atlantic (Fin)                  100%
                           Global Atlantic Risk    Co
                           Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic (Fin)      Intermediate holding    Global Atlantic                        100%
Company                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Service company and     Global Atlantic (Fin)                  100%
Company                    common employer for     Co
                           the L&A business of
                           GAFG
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Ultimate parent and     The Goldman Sachs                       22%  Third-party                      78%
Group Limited              holding company         Group, Inc.                                  Investors
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Parent and holding      Global Atlantic                        100%
Life Limited               company for L&A         Financial Group Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Reinsurance             Global Atlantic (Fin)                  100%
Advisors, L.P.             intermediary            Co
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Insurance producer      Global Atlantic (Fin)                  100%
Services, LLC              and reinsurance         Co
                           intermediary
------------------------------------------------------------------------------------------------------------------------------------
Gotham Issuer, LLC         "Limited Liability      Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of issuing
                           notes related to
                           Gotham Re, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Gotham Re, Inc.            Vermont special         Accordia Life and                      100%
                           purpose financial       Annuity Company
                           insurance company
------------------------------------------------------------------------------------------------------------------------------------
Syndicate 1910             Lloyd's underwriting    Ariel Corporate                        100%
                           syndicate               Member Limited
------------------------------------------------------------------------------------------------------------------------------------
Tapioca View, LLC          Limited liability       Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of making note
                           payments and any
                           applicable early
                           termination fees
                           related to Cape Verity
                           I, LLC.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2014, there was 28 Contract Owner of a qualified Contract and 5 of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

Article VI of the Bylaws of the Company states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Epoch Securities, Inc. also acts as a principal underwriter for the following:

         - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Annuity Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, and Commonwealth Annuity Select Separate Account of Commonwealth Annuity and Life Insurance Company

         - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account

             KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

     (b) The principal business address of most of the following Directors and Officers is:
                 7 World Trade Center,
                 250 Greenwich Street
                 New York, NY 10007

          The principal business address of the other following Directors and Officers* is:
                 132 Turnpike Road, Suite 210
                 Southborough, MA 01772.

NAME                                 POSITION OR OFFICE WITH UNDERWRITER
----                                 -----------------------------------
Gilles M. Dellaert              Director
Kathleen M. Redgate             Director
Hanben K. Lee                   Director and Executive Vice President
Manu Sareen                     Senior Vice President
Philip Sherrill                 Senior Vice President
Scott D. Silverman*             Senior Vice President and Secretary
John Donahue                    Chief Financial Officer
Joel Volcy*                     Chief Operating Officer and Vice President
Nicholas H. von Moltke          Director, President and Chief Executive Officer
Margot Wallin*                  Chief Compliance Officer


     (c) As indicated in Part B (Statement of Additional Information), the following commissions and other compensation were received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant'slast fiscal year.


                             (2) NET UNDERWRITING
(1) NAME OF PRINCIPAL            DISCOUNTS AND          (3) COMPENSATION ON       (4) BROKERAGE         (5) OTHER
UNDERWRITER                       COMMISSIONS               REDEMPTION             COMMISSIONS        COMPENSATION
----------------------       --------------------       -------------------       -------------       ------------
Epoch Securities, Inc.               None                      None                     N/A                N/A

As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Epoch Securities, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2013. No other commission or other compensation was received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained for the Company by se2, Inc. at One Security Benefit Place, Topeka, Kansas.

ITEM 31. MANAGEMENT SERVICES

The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Rule 484 Undertaking- Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) Commonwealth Annuity and Life Insurance Company hereby represents that the aggregate fees and charges deducted under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Registrant, a separate account of Commonwealth Annuity and Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (i) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 11th day of April, 2014.

             COMMONWEALTH ANNUITY SEPARATE ACCOUNT A OF
             COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

             By: /s/ Scott D. Silverman
             --------------------------
             Scott D. Silverman, Senior Vice President, General Counsel, and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                                        TITLE                                       DATE
----------                                                        -----                                       ----
/s/ John J. Fowler                         Senior Vice President, Chief Financial Officer and             April 11, 2014
---------------------------------          Treasurer
John J. Fowler

Allan S. Levine*                           Chairman of the Board
---------------------------------

Kathleen M. Redgate*                       Director
---------------------------------

Nicholas H. von Moltke*                    Director, President and Chief Executive Officer
---------------------------------

Richard V. Spencer*                        Director
---------------------------------

Hanben K. Lee*                             Director, Executive Vice President and Chief Risk Officer
---------------------------------

Gilles M. Dellaert*                        Director, Executive Vice President and Chief Investment
---------------------------------          Officer

Michael A. Reardon*                        Director
---------------------------------

/s/ Jane S. Grosso                         Senior Vice President and Controller (Chief Accounting
---------------------------------          Officer)
Jane S. Grosso


*Scott D. Silverman, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated April 8, 2014 duly executed by such persons.

/s/ Scott D. Silverman
-------------------------------------
Scott D. Silverman, Attorney-in-Fact


(333-157121) Horizon

                                 EXHIBIT TABLE

Exhibit 8 (c)   Directors' Powers of Attorney

Exhibit 10      Consent of Independent Registered Public Accounting Firm